OPPENHEIMER LIFESPAN BALANCED FUND

Proxy for Special Shareholders Meeting to be held June 9, 1998

YOUR SHAREHOLDER VOTE IS IMPORTANT!

YOUR PROMPT RESPONSE CAN SAVE YOUR FUND THE EXPENSE OF ANOTHER MAILING.

Please mark your proxy on the reverse side, date and sign it, and return it promptly in the accompanying envelope which requires no postage if mailed in the United States.

                 Please detach at perforation before mailing.
      -------------------------------------------------------------------
OPPENHEIMER LIFESPAN BALANCED FUND

Proxy For Special Shareholders Meeting to be held June 9, 1998

THE UNDERSIGNED SHAREHOLDER OF OPPENHEIMER LIFESPAN BALANCED FUND (the "Fund"), does hereby appoint Robert J. Bishop, George C. Bowen, Andrew J. Donohue and Scott T. Farrar, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to attend the Special Meeting of the Shareholders of the Fund to be held on June 9, 1998, at 6803 SOUTH TUCSON WAY, ENGLEWOOD, COLORADO 80112 at 10:00 A.M., Denver time, and at all adjournments thereof, and to vote the shares held in the name of the undersigned on the record date for said meeting on the Proposal specified on the reverse side. Said attorneys-in-fact shall vote in accordance with their best judgment as to any other matter.

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS who recommends a vote FOR the Proposal on the reverse side. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED ON THE REVERSE SIDE OR FOR IF NO CHOICE IS INDICATED.


                                                                        (Over)
                                                                           315

OPPENHEIMER LIFESPAN BALANCED FUND

Proxy for Special Shareholders Meeting to be held June 9, 1998

YOUR SHAREHOLDER VOTE IS IMPORTANT!

YOUR PROMPT RESPONSE CAN SAVE YOUR FUND MONEY. Please vote, sign and mail your proxy ballot (this card) in the enclosed postage-paid envelope today, no matter how many shares you own. A majority of the Fund's shares must be represented in person or by proxy. Please vote your proxy so your Fund can avoid the expense of another mailing.

                 Please detach at perforation before mailing.
       -----------------------------------------------------------------
1. THE PROPOSAL: To approve an Agreement and Plan of Reorganization between the Fund and Oppenheimer Disciplined Allocation Fund("Disciplined Allocation Fund"), and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of the Fund in exchange for shares of Disciplined Allocation Fund, (b) the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund, and (c) the cancellation of the outstanding shares of the Fund.

1.    o FOR                   o AGAINST                      o ABSTAIN

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. When signing as custodian, attorney, executor, administrator, trustee, etc., please give your full title as such. All joint owners should sign this proxy. If the account is registered in the name of a corporation, partnership or other entity, a duly authorized individual must sign on its behalf and give his or her title.

                       DATED: ___________________________, 1998
                                  (Month) (Day)

                              _______________________________________
                              SIGNATURE(S)

                              _______________________________________
                              SIGNATURE(S)

                              Please read both sides of this ballot

                                                                        (Over)
                                                                           315

BRIDGET A. MACASKILL

President and Chief Executive Officer




                                                                 April 8, 1998


Dear Oppenheimer LifeSpan Balanced Fund Shareholder,

      One of the things we pride ourselves on at OppenheimerFunds, Inc. is our commitment to searching for new investment opportunities for our shareholders. I am writing to you today to let you know about one of these opportunities - a positive change that has been proposed for Oppenheimer LifeSpan Balanced Fund.

      After careful consideration, the Board of Directors agreed that it would be in the best interest of shareholders of Oppenheimer LifeSpan Balanced Fund to reorganize into another Oppenheimer fund, Oppenheimer Disciplined Allocation Fund. A shareholder meeting has been scheduled for June 9th, and all Oppenheimer LifeSpan Balanced Fund shareholders of record on March 17th are being asked to vote either in person or by proxy. You will find a notice of the meeting, a ballot card, a proxy statement detailing the proposal, an Oppenheimer Disciplined Allocation Fund prospectus and a postage-paid return envelope enclosed for your use.

WHY DOES THE BOARD OF DIRECTORS RECOMMEND THIS CHANGE?

      Oppenheimer LifeSpan Balanced Fund and Oppenheimer Disciplined Allocation Fund have compatible objectives, as discussed in the enclosed proxy statement. We believe that Oppenheimer Disciplined Allocation Fund's flexible management approach allows that fund to respond more effectively to changing market and economic conditions, and can offer shareholders even better investment opportunities over the long term.

      Another benefit for shareholders is the greater economy of scale resulting from consolidation into a much larger fund. By merging into Oppenheimer Disciplined Allocation Fund - which now has over $250 million in assets - former shareholders of Oppenheimer LifeSpan Balanced Fund may benefit from a lower expense ratio as costs are spread among a larger number of shares.

HOW DO YOU VOTE?

      No matter how large or small your investment, your vote is important, so please review the proxy statement carefully. To cast your vote, simply mark, sign and date the enclosed proxy ballot and return it in the postage-paid envelope today. Remember, it can be expensive for the Fund - and ultimately you as a shareholder - to remail the ballots if not enough responses are received to conduct the meeting.

                                                                (over, please)

      If you have any questions about the proposal, please feel free to contact your financial advisor, or call us at 1-800-525-7048.

      As always, we appreciate your confidence in OppenheimerFunds and look forward to serving you for many years to come.

                                                      Sincerely,



                                                      /s/ Bridget A. Macaskill

Enclosures

                      OPPENHEIMER LIFESPAN BALANCED FUND
            TWO WORLD TRADE CENTER, NEW YORK, NEW YORK  10048-0203
                                1-800-525-7048

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON JUNE 9, 1998

TO THE SHAREHOLDERS OF OPPENHEIMER LIFESPAN BALANCED FUND:

Notice is hereby given that a Special Meeting of the Shareholders of Oppenheimer LifeSpan Balanced Fund ("LifeSpan Balanced Fund"), a series of Oppenheimer Series Fund, Inc., a registered management investment company, will be held at 6803 SOUTH TUCSON WAY, ENGLEWOOD, COLORADO 80112 at 10:00 A.M., Denver time, on June 9, 1998, or any adjournments thereof (the "Meeting"), for the following purposes:

1. To approve or disapprove an Agreement and Plan of Reorganization between LifeSpan Balanced Fund and Oppenheimer Disciplined Allocation Fund ("Disciplined Allocation Fund") and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of LifeSpan Balanced Fund to Disciplined Allocation Fund in exchange for Class A, Class B and Class C shares of Disciplined Allocation Fund, (b) the distribution of such shares to the corresponding Class A, Class B and Class C shareholders of LifeSpan Balanced Fund in complete liquidation of LifeSpan Balanced Fund, and (c)the cancellation of the outstanding shares of LifeSpan Balanced Fund(the "Proposal" or the "Reorganization").

2. To act upon such other matters as may properly come before the Meeting.

Shareholders of record at the close of business on March 17, 1998 are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the Proxy Statement and Prospectus. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. LifeSpan Balanced Fund's Board of Directors recommends a vote in favor of the Proposal. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Directors,

Andrew J. Donohue, Secretary

April 6, 1998
-----------------------------------------------------------------
SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED PROXY AND TO DATE, SIGN AND RETURN IT IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. TO AVOID UNNECESSARY DUPLICATE MAILINGS, WE ASK YOUR COOPERATION IN PROMPTLY MAILING YOUR PROXY NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.

                      OPPENHEIMER LIFESPAN BALANCED FUND
            TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048-0203
                                1-800-525-7048

                               PROXY STATEMENT

                   OPPENHEIMER DISCIPLINED ALLOCATION FUND
            TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048-0203
                                1-800-525-7048

                                  PROSPECTUS

This Proxy Statement of Oppenheimer LifeSpan Balanced Fund ("LifeSpan Balanced Fund") relates to the Agreement and Plan of Reorganization (the "Reorganization Agreement")and the transactions contemplated thereby (the "Reorganization") between Oppenheimer Series Fund, Inc. ("OSF" or the "Company")on behalf of its series, LifeSpan Balanced Fund, and OSF on behalf of its series Oppenheimer Disciplined Allocation Fund ("Disciplined Allocation Fund"). This Proxy Statement also constitutes a Prospectus of Disciplined Allocation Fund included in a Registration Statement on Form N-14 filed by the Company with the Securities and Exchange Commission (the "SEC"). Such Registration Statement relates to the registration of shares of Disciplined Allocation Fund to be offered to the shareholders of LifeSpan Balanced Fund pursuant to the Reorganization Agreement. The Company, Disciplined Allocation Fund and LifeSpan Balanced Fund are located at Two World Trade Center, New York, New York 10048-0203 (telephone 1-800-525-7048).

This Proxy Statement and Prospectus sets forth information about Disciplined Allocation Fund and the Reorganization that shareholders of LifeSpan Balanced Fund should know before voting on the Reorganization. A copy of the Prospectus for Disciplined Allocation Fund, dated February 19, 1998 is enclosed, and incorporated herein by reference. The following documents have been filed with the SEC and are available without charge upon written request to OppenheimerFunds Services, the transfer and shareholder servicing agent for Disciplined Allocation Fund and LifeSpan Balanced Fund, at P.O. Box 5270, Denver, Colorado 80217, or by calling the toll-free number shown above: (i) a Prospectus for LifeSpan Balanced Fund, dated February 19, 1998, as supplemented February 24, 1998,(ii) a Statement of Additional Information for LifeSpan Balanced Fund, dated February 19, 1998, and (iii) a Statement of Additional Information for Disciplined Allocation Fund, dated February 19, 1998. A Statement of Additional Information relating to the Reorganization, dated April 6, 1998 (the "Series Fund Additional Statement") which is incorporated herein by reference and which contains more detailed information about Disciplined Allocation Fund and its management, has been filed with the SEC as part of the Company's Registration Statement on Form N-14 and is available by written request to OppenheimerFunds Services at the same post office box address listed above or by calling the toll-free number shown above.

Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Proxy Statement and Prospectus is dated April 6, 1998

                               TABLE OF CONTENTS
                        PROXY STATEMENT AND PROSPECTUS
                                                                        PAGE
INTRODUCTION.............................................................
   General..............................................................1
   Record Date; Vote Required; Share Information........................2
   Proxies..............................................................3
   Costs of the Solicitation and the Reorganization.....................4
COMPARATIVE FEE TABLES..................................................5
SYNOPSIS................................................................8
   Parties to the Reorganization........................................8
   Shares to be Issued..................................................8
   The Reorganization      .............................................9
   Reasons for the Reorganization.......................................9
   Tax Consequences of the Reorganization..............................10
   Investment Objectives and Policies..................................10
   Investment Advisory and Distribution and Service Plan Fees............
   Purchases, Exchanges and Redemptions................................12
PRINCIPAL RISK FACTORS.................................................12
APPROVAL OF THE REORGANIZATION (THE PROPOSAL)..........................16
   Reasons for the Reorganization......................................16
   The Reorganization..................................................17
   Tax Aspects of the Reorganization...................................18
   Capitalization Table (Unaudited)....................................20
COMPARISON BETWEEN LIFESPAN BALANCED FUND AND DISCIPLINED
ALLOCATION FUND
   Investment Objectives and Policies..................................21
   Permitted Investments...............................................23
   Investment Restrictions.............................................32
   Description of Brokerage Practices..................................35
   Expense Ratios and Performance......................................36
   Shareholder Services................................................36
   Rights of Shareholders..............................................37
   Organization and History............................................38
   Management and Distribution Arrangements............................39
   Purchase of Additional Shares.......................................41
   Dividends and Distributions.........................................42
METHOD OF CARRYING OUT THE REORGANIZATION .............................42
ADDITIONAL INFORMATION.................................................44
   Financial Information...............................................44
   Public Information..................................................45
OTHER BUSINESS.........................................................46
EXHIBIT A - Agreement and Plan of Reorganization by and between
LifeSpan Balanced Fund and Disciplined Allocation Fund................A-1
EXHIBIT B - Average Annual Total Returns for the Period
Ended  12/31/97.......................................................B-1

                      OPPENHEIMER LIFESPAN BALANCED FUND
             TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048-0203
                                1-800-525-7048

                        PROXY STATEMENT AND PROSPECTUS


                        SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD JUNE 9, 1998

                                 INTRODUCTION

GENERAL

This Proxy Statement and Prospectus is being furnished to the shareholders of Oppenheimer LifeSpan Balanced Fund ("LifeSpan Balanced Fund"), a series of Oppenheimer Series Fund, Inc. (the "Company"), a registered management investment company, in connection with the solicitation by the Company's Board of Directors (the "Board") of proxies to be used at the Special Meeting of Shareholders of LifeSpan Balanced Fund to be held at 6803 SOUTH TUCSON WAY, ENGLEWOOD, COLORADO 80112, at 10:00 A.M., Denver time, on June 9, 1998, or any adjournments thereof (the "Meeting"). It is expected that the mailing of this Proxy Statement and Prospectus will commence on or about April 14, 1998.

At the Meeting, shareholders of LifeSpan Balanced Fund will be asked to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Company on behalf of LifeSpan Balanced Fund and the Company on behalf of Oppenheimer Disciplined Allocation Fund ("Disciplined Allocation Fund"), and the transactions contemplated thereby including (a) the transfer of substantially all the assets of LifeSpan Balanced Fund to Disciplined Allocation Fund in exchange for Class A, Class B and Class C shares of Disciplined Allocation Fund,
(b) the distribution of such shares to the corresponding Class A, Class B and Class C shareholders of LifeSpan Balanced Fund in complete liquidation of LifeSpan Balanced Fund, and (c) the cancellation of the outstanding shares of LifeSpan Balanced Fund(the "Proposal" or the "Reorganization").

Disciplined Allocation Fund currently offers Class A shares with a sales charge imposed at the time of purchase. There is no initial sales charge on purchases of Class B or Class C shares; however, a contingent deferred sales charge may be imposed, depending on when the shares are sold. The Class A, Class B and Class C shares issued pursuant to the Reorganization will be issued at net asset value without a sales charge and no contingent deferred sales charge will be imposed on any LifeSpan Balanced Fund shares exchanged in the Reorganization. However, any contingent deferred sales charge which applies to LifeSpan Balanced Fund shares will continue to apply to Disciplined Allocation Fund shares received in the reorganization. Additional information with respect to these charges by Disciplined Allocation Fund is set forth herein, in the Prospectus of Disciplined Allocation Fund accompanying this Proxy Statement and Prospectus and in the Disciplined Allocation Fund Statement of Additional Information, both of which are incorporated herein by reference.

RECORD DATE; VOTE REQUIRED; SHARE INFORMATION

The Board of the Company has fixed the close of business on March 17, 1998 as the record date (the "Record Date") for the determination of shareholders entitled to notice of, and to vote at, the Meeting. An affirmative vote of the holders of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act") of all of the Class A, Class B and Class C shares in the aggregate of LifeSpan Balanced Fund is required to approve the Reorganization. That level of vote is defined in the Investment Company Act as the vote of the holders of the lesser of: (i) 67% or more of the voting securities present or represented by proxy at the shareholders meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities. Each shareholder will be entitled to one vote for each share and a fractional vote for each fractional share held of record at the close of business on the Record Date. Only shareholders of LifeSpan Balanced Fund will vote on the Reorganization. The vote of shareholders of Disciplined Allocation Fund is not being solicited.

At the close of business on the Record Date, there were 5,712,574.689 shares of LifeSpan Balanced Fund issued and outstanding, consisting of 5,206,572.236 Class A shares, 415,107.952 Class B shares and 90,894.501 Class C shares. At the close of business on the Record Date, there were 16,690,416.258 shares of Disciplined Allocation Fund issued and outstanding, consisting of 15,871,847.214 Class A shares, 693,915.921 Class B shares and 124,653.123 Class C shares. The presence in person or by proxy of the holders of a majority of the shares of all classes constitutes a quorum for the transaction of business at the Meeting. To the knowledge of LifeSpan Balanced Fund, as of the Record Date, no person owned of record or beneficially owned 5% or more of its outstanding shares except the following: Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0001 which owned of record 3,994,015.346 Class A shares (76.71% of the outstanding Class A shares); William R. Trimmer MD LTD Profit Sharing Plan, 890 Mill Street, Reno, Nevada 89502 which owned of record 42,532.925 Class B shares (10.24% of the outstanding Class B shares); Margaret
B. Woodworth Trust, 2404 Loring Street, San Diego, California 92109-2347 which owned of record 24,512.862 Class B shares (5.90% of the outstanding Class B shares); Bank Boston Trustee Rollover IRA for the benefit of

Clayton C. Clammer, 5928 Los Alamos Street, Buena Park, California 90620-2706 which owned of record 11,203.186 Class C shares (12.32% of the outstanding Class C shares); Bank Boston Trustee Rollover IRA for the benefit of Joanne Dickinson, 1071 Wade Lane, Oakmont, Pennsylvania 15139-1266 which owned of record 9,719.013 Class C shares (10.69% of the outstanding Class C shares); Merrill Lynch Pierce Fenner & Smith Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which owned of record for the benefit of its customers 6,962.082 Class C shares (7.65% of the outstanding Class C shares). As of the Record Date, to the knowledge of Disciplined Allocation Fund, no person owned of record or beneficially owned 5% or more of its outstanding shares except for Bank Boston Trustee Rollover IRA for the benefit of Barry Deutsch, 1919 19th Street, San Francisco, California 94107-2716 which owned of record 8,480.552 Class C shares (6.80% of the outstanding Class C shares of Disciplined Allocation Fund). In addition, as of the Record Date, the Directors and officers of LifeSpan Balanced Fund and Disciplined Allocation Fund owned less than 1% of the outstanding shares of either LifeSpan Balanced Fund or Disciplined Allocation Fund, respectively.

Massachusetts Mutual Life Insurance Company, the majority shareholder of the Fund, intends to vote its shares in favor of the Reorganization.

PROXIES

The enclosed form of proxy, if properly executed and returned, will be voted (or counted as an abstention or withheld from voting) in accordance with the choices specified thereon, and will be included in determining whether there is quorum to conduct the Meeting. The proxy will be voted in favor of the Proposal unless a choice is indicated to vote against or to abstain from voting on the Proposal.

Shares owned of record by broker-dealers for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received, the broker-dealer may (if permitted under applicable stock exchange rules), as record holder, vote such shares on the Proposal in the same proportion as that broker-dealer votes street account shares for which voting instructions were received in time to be voted. Broker "non-votes" exist where a proxy received from a broker indicates that the broker does not have discretionary authority to vote the shares on the matter. Shares represented in person or by proxy (including shares which abstain or do not vote on the Proposal, including broker "non- votes") will be counted for purposes of determining the number of shares that are present and are entitled to vote on the Proposal, but will not be counted as a vote in favor of such Proposal. Accordingly, an abstention from voting on the Proposal or a broker

"non-vote" will have the same legal effect as a vote against the Proposal. If a shareholder executes and returns a proxy but fails to indicate how the votes should be cast, the proxy will be voted in favor of the Proposal. The proxy may be revoked at any time prior to the voting thereof by: (i) writing to the Secretary of LifeSpan Balanced Fund at Two World Trade Center, New York, New
York 10048-0203 (if received in time to be acted upon); (ii) attending the Meeting and voting in person; or (iii) signing and returning a new proxy (if returned and received in time to be voted).

If at the time any session of the Meeting is called to order a quorum is not present, in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the Proposal have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the Proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the Proposal, against any such adjournment. A vote may be taken on the Proposal in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate. Any adjourned session or sessions may be held within 90 days after the date set for the original Meeting without the necessity of further notice.

COSTS OF THE SOLICITATION AND THE REORGANIZATION

All expenses of this solicitation, including the cost of printing and mailing this Proxy Statement and Prospectus, will be borne by LifeSpan Balanced Fund. Any documents such as existing prospectuses or annual reports that are included in that mailing will be a cost of the Fund issuing the document. In addition to the solicitation of proxies by mail, proxies may be solicited by officers of LifeSpan Balanced Fund or officers and employees of OppenheimerFunds Services, personally or by telephone or telegraph; any expenses so incurred will be borne by OppenheimerFunds Services. Proxies may also be solicited by a proxy solicitation firm hired at LifeSpan Balanced Fund's expense for such purpose. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting material to the beneficial owners of shares of LifeSpan Balanced Fund and to obtain authorization for the execution of proxies. For those services, if any, they will be reimbursed by LifeSpan Balanced Fund for their reasonable out-of-pocket expenses.

With respect to the Reorganization, LifeSpan Balanced Fund and Disciplined Allocation Fund will bear the cost of their respective tax opinions. Any other out-of-pocket expenses of LifeSpan Balanced Fund and Disciplined Allocation Fund associated with the Reorganization, including legal, accounting and transfer agent expenses, will be borne by LifeSpan Balanced Fund and Disciplined Allocation Fund, respectively, in the amounts so incurred by each.

                            COMPARATIVE FEE TABLES

SHAREHOLDER TRANSACTION EXPENSES. LifeSpan Balanced Fund and Disciplined Allocation Fund each pay a variety of expenses for management of their assets, administration, distribution of their shares and other services, and those expenses are reflected in each Fund's net asset value per share. Shareholders pay other expenses directly, such as sales charges. The following table is provided to help you compare the direct expenses of investing in each class of either LifeSpan Balanced Fund, Disciplined Allocation Fund or Disciplined Allocation Fund as surviving Fund after giving effect to the Reorganization. LIFESPAN BALANCED FUND/DISCIPLINED ALLOCATION FUND/DISCIPLINED ALLOCATION FUND AS THE SURVIVING FUND

                              CLASS A           CLASS B           CLASS C
                              SHARES            SHARES            SHARES
-----------------------------------------------------------------------------
Maximum Sales Charge          5.75%             None              None
on Purchases
(as a % of offering price)
-----------------------------------------------------------------------------
Maximum Deferred
Sales Charge (as       None(1)                  5% in the         1% if
a % of the original                             first year        shares
offering price of the                           declining         are
lower offering price or                         to 1% in          redeemed
redemption proceeds)                            the sixth         within 12
                                                year and          months of
                                                eliminated        purchase(2)
                                                thereafter(2)
------------------------------------------------------------------------------
Maximum
Sales Charge on               None              None              None
Reinvested Dividends
------------------------------------------------------------------------------
Exchange Fee                  None              None              None
------------------------------------------------------------------------------
Redemption Fee                None(3)           None(3)           None(3)

(1) If you invest more than $1 million ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" in each Fund's Prospectus) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997)from the end of the calendar month during which you purchased those shares.
(2) See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares - Buying Class C Shares: in each Fund's Prospectus.
(3) There is a $10 transaction fee for redemption proceeds paid by Federal Funds wire, but not for redemptions paid by check or ACH wire transfer through AccountLink.

ANNUAL FUND OPERATING EXPENSES. The following tables are the operating expenses of Class A, Class B and Class C shares of LifeSpan Balanced Fund and the operating expenses of Class A, Class B and Class C shares of Disciplined Allocation Fund. These tables are based on expenses for the twelve month period ended October 31, 1997. The pro forma information is an estimate of the business expenses of the surviving Disciplined Allocation Fund after giving effect to the Reorganization. All amounts shown are a percentage of net assets of each class of each of the Funds.


                        LIFE SPAN BALANCED FUND          DISCIPLINED ALLOCATION FUND

                        CLASS A     CLASS B     CLASS C  CLASS A     CLASS B     CLASS C
Management Fees         0.85%       0.85%       0.85%    0.62%       0.62%       0.62%
12b-1 Plan Fees         0.25%       1.00%       1.00%    0.25%       1.00%       1.00%
Other Expenses          0.32%       0.33%       0.31%    0.24%       0.27%       0.30%
Total Fund
 Operating Expenses     1.42%       2.18%       2.16%    1.11%       1.89%       1.92%

                        PRO FORMA SURVIVING DISCIPLINED ALLOCATION FUND

                        CLASS A     CLASS B     CLASS C

Management Fees         0.62%       0.62%       0.62%
12b-1 Plan Fees         0.25%       1.00%       1.00%
Other Expenses          0.24%       0.27%       0.28%
Total Fund
 Operating Expenses     1.11%       1.89%       1.90%

The 12b-1 fees for Class A shares of LifeSpan Balanced Fund and Disciplined Allocation Fund are service plan fees. The service plan fees are a maximum of 0.25% of average annual net assets of Class A shares of each Fund. The 12b-1 fees for Class B and Class C shares of each of the Funds are Distribution and Service Plan fees which include a service fee of 0.25% and an asset-based sales charge of 0.75%.

EXAMPLES. To try and show the effect of the expenses on an investment over time, the hypothetical examples shown below have been created. Assume that you make a $1,000 investment in Class A, Class B and Class C shares of LifeSpan Balanced Fund, or Class A, Class B and Class C shares of Disciplined Allocation Fund, or Class A, Class B and Class C shares of the pro forma surviving Disciplined Allocation Fund and that the annual return is 5% and that the operating expenses for each Fund are the ones shown in the chart above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of each period shown.

                                 1 YEAR      3 YEARS     5 YEARS     10 YEARS*
LifeSpan Balanced Fund
     Class A Shares              $71         $100        $131        $218
     Class B Shares              $72         $ 98        $137        $214
     Class C Shares              $32         $ 68        $116        $249

Disciplined Allocation Fund
     Class A Shares              $68         $91         $115        $185
     Class B Shares              $69         $89         $122        $182
     Class C Shares              $30         $60         $104        $224

Pro Forma Surviving
Disciplined Allocation Fund
     Class A Shares              $68         $91         $115        $185
     Class B Shares              $69         $89         $122        $182
     Class C Shares              $29         $60         $103        $222

If you did not redeem your investment, it would incur the following expenses:

                                 1 YEAR      3 YEARS     5 YEARS     10 YEARS*
LifeSpan Balanced Fund
     Class A Shares              $71         $100        $131        $218
     Class B Shares              $22         $ 68        $117        $214
     Class C Shares              $22         $ 68        $116        $249

Disciplined Allocation Fund
     Class A Shares              $68         $ 91        $115        $185
     Class B Shares              $19         $ 59        $102        $182
     Class C Shares              $20         $ 60        $104        $224

Pro Forma Surviving
Disciplined Allocation Fund
     Class A Shares              $68         $ 91        $115        $185
     Class B Shares              $19         $ 59        $102        $182
     Class C Shares              $19         $ 60        $103        $222

* In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because each of the Funds automatically converts your Class B shares into Class A shares after 6 years. Long term Class B and C shareholders could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations, because of the effect of the asset-based sales charge and contingent deferred sales charge. The automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur.

The examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Funds, all of which may be more or less than the amounts shown.

                                   SYNOPSIS

The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus and presents key considerations for shareholders of LifeSpan Balanced Fund to assist them in determining whether to approve the Reorganization. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this Proxy Statement and Prospectus and by the Reorganization Agreement, a copy of which is attached as Exhibit A hereto. Shareholders should carefully review this Proxy Statement and Prospectus and the Reorganization Agreement in their entirety and, in particular, the current Prospectus of Disciplined Allocation Fund which accompanies this Proxy Statement and Prospectus and is incorporated herein by reference.

PARTIES TO THE REORGANIZATION

Oppenheimer Series Fund, Inc. (defined above as the Company) was organized in 1981 as a multi-series Maryland corporation which currently has five series.
Both LifeSpan Balanced Fund and Disciplined Allocation Fund are diversified series of the Company. The Company is governed by Articles of Incorporation and By-laws and is managed under the direction of a Board of Directors. The Company is governed by applicable Maryland law and applicable federal law. The Company is an open-end, diversified management investment company. Both LifeSpan Balanced Fund and Disciplined Allocation Fund are located at Two World Trade Center, New York, New York 10048-0203. The Company, including the two Funds, is governed by a Board of Directors ( defined above as the Board). OppenheimerFunds, Inc. (the "Manager") whose address is Two World Trade Center, New York, New York 10048-0203, acts as investment adviser to LifeSpan Balanced Fund and Disciplined Allocation Fund (collectively referred to herein as the "Funds"). Additional information about the parties is set forth below.

SHARES TO BE ISSUED

All shareholders of LifeSpan Balanced Fund who own Class A shares will receive Class A shares of Disciplined Allocation Fund in exchange for their Class A shares of LifeSpan Balanced Fund. Shareholders of LifeSpan Balanced Fund who own Class B shares will receive Class B shares of Disciplined Allocation Fund in exchange for their Class B shares of LifeSpan Balanced Fund. Shareholders of LifeSpan Balanced Fund who own Class C shares will receive Class C shares of Disciplined Allocation Fund in exchange for their Class C shares of LifeSpan Balanced Fund. The voting rights of shares of each Fund are substantially the same. See "Rights of Shareholders" below for more information.

THE REORGANIZATION

The Reorganization Agreement provides for the transfer of substantially all the assets of LifeSpan Balanced Fund to Disciplined Allocation Fund in exchange for Class A, Class B and Class C shares of Disciplined Allocation Fund. The net asset value of Disciplined Allocation Fund Class A, Class B and Class C shares issued in the exchange will equal the value of the assets of LifeSpan Balanced Fund received by Disciplined Allocation Fund. In conjunction with the Closing of the Reorganization, presently scheduled for June 12, 1998, LifeSpan Balanced Fund will distribute the Class A, Class B and Class C shares of Disciplined Allocation Fund received by LifeSpan Balanced Fund on the Closing Date to holders of Class A, Class B and Class C shares of LifeSpan Balanced Fund, respectively. As a result of the Reorganization, each Class A, Class B and Class C LifeSpan Balanced Fund shareholder will receive the number of full and fractional Disciplined Allocation Fund Class A, Class B and Class C shares that equals in value such shareholder's pro rata interest in the assets transferred to Disciplined Allocation Fund as of the Valuation Date. The Board has determined that the interests of existing LifeSpan Balanced Fund shareholders will not be diluted as a result of the Reorganization. For the reasons set forth below under "The Reorganization - Reasons for the Reorganization," the Board, including the directors who are not "interested persons" of Oppenheimer Series Fund, Inc. as that term is defined in the Investment Company Act (the "Independent Directors"), has concluded that the Reorganization is in the best interests of LifeSpan Balanced Fund and its shareholders and recommends approval of the Reorganization by LifeSpan Balanced Fund shareholders. If the Reorganization is not approved, LifeSpan Balanced Fund will continue in existence and the Board will determine whether to pursue alternative actions.

REASONS FOR THE REORGANIZATION

The Manager proposed to the Board a reorganization of LifeSpan Balanced Fund into Disciplined Allocation Fund so that shareholders of LifeSpan Balanced Fund may become shareholders of a larger but similar Fund, which after such Reorganization is anticipated to have lower expenses. The Board considered pro forma information which indicated the expense ratio of a combined Fund would be lower than that of LifeSpan Balanced Fund, as shown above under "Comparative Fee Table." In addition, the Board also considered information with respect to the historical performance of LifeSpan Balanced Fund (since its inception in May, 1995) and Disciplined Allocation Fund (for the ten year period ending October 31, 1997). For the one year period ended October 31, 1997, the average annual total returns were higher for each class of Disciplined Allocation Fund than for LifeSpan Balanced Fund.

The Board also considered that the Reorganization would be a tax free reorganization, and there would be no sales charge imposed in effecting the Reorganization. The Board concluded that the Reorganization would not result in dilution to shareholders of LifeSpan Balanced Fund.

TAX CONSEQUENCES OF THE REORGANIZATION

In the opinion of KPMG Peat Marwick LLP, tax adviser to LifeSpan Balanced Fund, the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. As a result, it is expected that no gain or loss will be recognized by either Fund, or by the shareholders of either Fund for Federal income tax purposes as a result of the Reorganization. For further information about the tax consequences of the Reorganization, see "Approval of the Reorganization - Tax Aspects" below.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives of the Funds are substantially the same. Each Fund seeks to maximize total return including both capital appreciation and income. Each Fund allocates its assets among stocks and bonds. LifeSpan Balanced Fund is an asset allocation fund whereas Disciplined Allocation Fund invests in securities utilizing quantitative asset allocation tools, which measure the relationship among stocks, bonds and money market instruments in combination with the judgement of the Manager concerning current market dynamics. The investment policies of each Fund are substantially similar, the only major differences being that LifeSpan Balanced Fund may invest in real estate mortgage conduits and small, unseasoned companies and Disciplined Allocation Fund may invest in mortgage dollar rolls and index-linked notes. See "Comparison Between LifeSpan Balanced Fund and Disciplined Allocation Fund - Investment Objectives and Policies" below.

INVESTMENT ADVISORY AND DISTRIBUTION AND SERVICE PLAN FEES

INVESTMENT ADVISORY FEES. The terms and conditions of the Investment Advisory Agreement of each Fund are similar. Both Funds obtain investment management services from the Manager. The management fee is computed on the net asset value of each Fund as of the close of business each day and payable monthly at the following annual rates: LifeSpan Balanced Fund pays 0.85% of the average daily net assets up to $250 million and 0.75% of average daily net assets over $250 million. Disciplined Allocation Fund pays 0.625% of the first $300 million of average annual net assets, 0.50% of the next $100 million of average annual net assets and 0.45% of average annual net assets in excess of $400 million.

For  LifeSpan   Balanced   Fund,   the  Manager   employs   three   Subadvisers:
Babson-Stewart Ivory International ("Babson-Stewart") which provides services to the international component of the Fund, BEA Associates ("BEA") which provides services to the high yield/high risk bond component of the Fund and Pilgrim Baxter & Associates Ltd. ("Pilgrim Baxter") which provides services to the small cap component of the Fund (the "Subadvisers"). Pursuant to the Sub- Advisory Agreements, the Manager pays these Subadvisers the following fees: (a) monthly payments to Babson-Stewart at the annual rates of 0.75% of the first $10 million of the Fund's average daily net assets allocated to Babson-Stewart, 0.625% of the next $15 million, 0.50% of the next $25 million and 0.375% of such assets in excess of $50 million; (b) quarterly payments to BEA at the annual rates of 0.45% of the first $25 million of combined average daily net assets allocated to BEA, 0.40% of the next $25 million, 0.35% of the next $50 million and 0.25% of the assets in excess of $100 million; (c) monthly payments to Pilgrim Baxter equal to 0.60% of the Fund's average daily net assets allocated to Pilgrim Baxter. For purposes of calculation of the fees payable to BEA and Pilgrim
Baxter, the net asset value of those portions of the assets of each Fund subadvised by BEA and Pilgrim Baxter are aggregated with those portions of the net assets of Panorama Series Fund, Inc. managed by such Subadvisers.

DISTRIBUTION AND SERVICE FEES. LifeSpan Balanced Fund and Disciplined Allocation Fund have both adopted Service Plans for their respective Class A shares. Both Service Plans provide for reimbursement to the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Under each plan, payment is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund.

LifeSpan Balanced Fund and Disciplined Allocation Fund have each adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under which each Fund pays the Distributor for its services in connection with distributing Class B and Class C shares and servicing accounts. Under each Plan, the Fund pays the Distributor an asset-based sales charge of 0.75% per year of Class B shares outstanding for six years or less and on Class C shares. The Funds also each pay the Distributor a service fee of 0.25% per year, each of which is computed on the average annual net assets of Class B and Class C shares determined as of the close of each regular business day of each Fund. The Distribution and Service Plans for Class B and Class C shares of LifeSpan Balanced Fund and Class B and Class C shares of Disciplined Allocation Fund are compensation plans whereby payments by the Funds are made at a fixed rate as specified above and the Funds' payments are not limited to reimbursing the Distributor's costs. The terms of the respective Plans for each Fund are substantially the same.

PURCHASES, EXCHANGES AND REDEMPTIONS

Both LifeSpan Balanced Fund and Disciplined Allocation Fund are part of the OppenheimerFunds complex of mutual funds. The procedures for purchases, exchanges and redemptions of shares of the Funds are substantially the same. Shares of either Fund may be exchanged for shares of the same class of other Oppenheimer Funds offering such shares.

Both LifeSpan Balanced Fund and Disciplined Allocation Fund have a maximum initial sales charge of 5.75% on Class A shares. Investors who purchase more than $1 million ($500,000 or more for purchases by "Retirement Plans" as defined in "Class A Contingent Deferred Sales Charge" in each Fund's Prospectus) in Class A shares pay no initial sales charge but may have to pay a sales charge of up to 1% if shares are sold within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which shares are purchased. Each of the Funds has a contingent deferred sales charge imposed on the proceeds of Class B shares redeemed within six years of buying them. The contingent deferred sales charge ("CDSC") varies depending on how long you hold your shares. Each of the Funds has a contingent deferred sales charge of 1% imposed on the proceeds of Class C shares if redeemed within twelve months of their purchase. Class A, Class B and Class C shares of Disciplined Allocation Fund received in the Reorganization will be issued at net asset value, without a sales charge and no CDSC will be imposed on any LifeSpan Balanced Fund shares exchanged for Disciplined Allocation Fund shares as a result of the Reorganization. However, any CDSC which applies to LifeSpan Balanced Fund shares will continue to apply to Disciplined Allocation Fund shares received in the Reorganization. Services available to shareholders of both Funds include purchase and redemption of shares through OppenheimerFunds AccountLink and PhoneLink (an automated telephone system), telephone redemptions, and exchanges by telephone to other Oppenheimer funds which offer Class A, Class B and Class C shares, and reinvestment privileges. Please see "Shareholder Services" below and each Fund's Prospectus for further information.

                            PRINCIPAL RISK FACTORS

In evaluating whether to approve the Reorganization and invest in Disciplined Allocation Fund, shareholders should carefully consider the following risk factors, the information set forth in this Proxy Statement and Prospectus and the more complete description of risk factors set forth in the documents incorporated by reference herein, including the Prospectuses of the Funds and their respective Statements of Additional Information.

STOCK INVESTMENT RISKS. All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks affect the value of both Funds' investments, their investment performance, and the prices of their shares. Because both Funds usually invest a portion of their assets in stocks, the value of each Fund's portfolio will be affected by changes in the stock markets. This market risk will affect each Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, and other factors can affect a particular stock's price (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted. Changes in the overall market conditions and prices can occur at any time. Because of the types of companies each Fund invests in and the investment techniques used, some of which may be speculative, both Funds are designed for those investors who are investing for the long-term and who are willing to accept greater risks of loss of their capital in the hope of achieving capital appreciation. Investing for capital appreciation entails the risk of loss of all or part of your principal.

INTEREST RATE RISKS. Debt securities are subject to changes in their values due to changes in prevailing interest rates. When prevailing interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Each Fund's share prices can go up or down when interest rates change because of the effect of the change on the value of the Fund's portfolio of debt securities. Each Fund has the ability to invest its assets in high-yield securities. If the Funds were to invest in high-yield securities, those securities may be subject to greater market fluctuation and risk of loss of income and principal than lower yielding, investment grade securities. There are additional risks of investing in lower grade securities that are described in the prospectus for each Fund.

FOREIGN SECURITIES RISKS. There are risks of foreign investing that increase the risk of investing in both LifeSpan Balanced Fund and in Disciplined Allocation Fund and also increase the operating costs of both Funds. For example, foreign issuers are not required to use generally-accepted accounting principles. If foreign securities are not registered for sale in the U.S. under U.S. securities laws, the issuer does not have to comply with the disclosure requirements of U.S. laws, which are generally more stringent than foreign laws. The values of foreign securities investments will be affected by other factors, including exchange control regulations or currency blockage and possible expropriation or nationalization of assets. There are risks of changes in foreign currency values. Because LifeSpan Balanced Fund and Disciplined Allocation Fund may purchase securities denominated in foreign currencies, a change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities of that Fund denominated in that currency. There may also be changes in governmental administration or economic or monetary policy in the U.S. or abroad that can affect foreign investing. In addition, it is generally more difficult to obtain court judgments outside the United States if that Fund has to sue a foreign broker or issuer. Additional costs may be incurred because foreign broker commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information of each Fund.

DERIVATIVE INVESTMENTS RISKS. Both Funds may invest in a number of different kinds of "derivative" investments. In general, a "derivative" investment is a specially designed investment whose performance is linked to the performance of another investment or security. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. The performance of derivative investments may also be influenced by stock market and interest rate changes in the U.S. and abroad. All of this can mean that the Fund may realize less principal or income from the investment than expected. Certain derivative investments held by the Funds may trade in the over-the counter market and may be illiquid.

HEDGING INSTRUMENTS RISKS. Each Fund may use certain hedging instruments. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. Losses could also be experienced if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option. Options trading involves the payment of premiums and has special tax effects on the Funds. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on a security that has increased in value, the Fund will be required to sell the security at the call price and will not be able to realize any profit if the security has increased in value above the call price. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To limit its exposure in foreign currency exchange contracts, the Funds limit their exposure to the amount of its assets denominated in foreign currency. Interest rate swaps are subject to risk that the other party will fail to meet its obligations (or that the underlying issuer will fail to pay on time), as well as interest rate risks. A Fund could be obligated to pay more under its swap agreements than it received under them, as a result of interest rate changes.

LOWER-GRADE SECURITIES RISKS. The Funds can invest in high-yield, below investment grade debt securities (including both rated and unrated securities). These "lower-grade" securities are commonly known as "junk bonds". All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics and special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency. During an economic downturn, lower-grade securities might decline in value more than investment grade securities. For foreign lower-grade debt securities, these risks are in addition to the risks of investing in foreign securities, described above. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

EMERGING MARKETS RISKS. Investments in emerging market countries may involve risks in addition to those identified above for investments in foreign securities. Securities issued by emerging market countries and by companies located in those countries may be subject to extended settlement periods, and a Fund might not receive principal and/or income on a timely basis. Its net asset values could be affected. Emerging market countries may have smaller, less well-developed markets and exchanges; there may be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange rates may be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there may be significant balance of payment deficits; and their economies and markets may respond in a more volatile manner to economic changes than those of developed countries.

                        APPROVAL OF THE REORGANIZATION
                                (THE PROPOSAL)

REASONS FOR THE REORGANIZATION

At a meeting of the Board of Directors of the Company held on December 11, 1997, the Directors reviewed and discussed materials relevant to the proposed Reorganization. The Board, including the Independent Directors, unanimously approved the Reorganization and recommended to shareholders of LifeSpan Balanced Fund that they approve the Reorganization. Both Funds offer Class A, Class B and Class C shares and the terms and conditions of their offer, sale, redemption and exchange, distribution arrangements, expenses borne separately by each class and other related matters are essentially the same. The Board considered that this will facilitate an exchange. In the reorganization, Class A, Class B and Class C shareholders of LifeSpan Balanced Fund will receive Class A, Class B and Class C shares, respectively, of Disciplined Allocation Fund.

In considering the proposed Reorganization, the Board reviewed information which demonstrated that LifeSpan Balanced Fund is a smaller fund. It is not anticipated that LifeSpan Balanced Fund will increase substantially in size in the near future. After the Reorganization, the shareholders of LifeSpan Balanced Fund will be shareholders of a larger fund and will likely incur lower operating, transfer agency and other expenses. Thus economies of scale may benefit shareholders of LifeSpan Balanced Fund. LifeSpan Balanced Fund had $67.7 million in net assets as of the end of the Fund's October 31, 1997 fiscal year. In comparison, Disciplined Allocation Fund had $253.5 million in net assets as of October 31, 1997.

Among several other factors, the Board focused on the investment objectives of the two Funds. Oppenheimer LifeSpan Balanced Fund seeks a blend of capital appreciation and income. Disciplined Allocation Fund seeks to maximize the total investment return (including both capital appreciation and income). The investment techniques and strategies of the Funds are similar with respect to purchasing equity securities, debt securities, warrants and rights, convertible securities, foreign securities, lower-grade debt securities, U. S. Government securities, mortgage-backed securities and CMOs, stripped securities, asset-backed securities, inverse floating rate instruments, structured notes, short-term debt securities, when-issued and delayed delivery transactions,

Eurodollars and Yankee Dollar Bank transactions, repurchase agreements, illiquid and restricted securities, hedging instruments and derivative instruments. The only major differences between the Funds regarding permitted investments is that LifeSpan Balanced Fund may invest in real estate mortgage investment conduits and small, unseasoned companies. Disciplined Allocation Fund has the ability to invest in mortgage dollar rolls and index-linked notes, although it does not intend on investing more than 5% of its net assets in such securities. Accordingly, the Board determined that the investment objectives and techniques were comparable.

The Board, in reviewing financial information, considered the investment advisory fee rate of both Funds (also known as the "management fee rate"). The management fee rate for each Fund is discussed under "Synopsis - Investment Advisory and Distribution and Service Plan Fees" above. LifeSpan Balanced Fund's management fee for its fiscal year ended October 31, 1997 was 0.85% of average annual net assets for Class A, Class B and Class C shares. Disciplined Allocation Fund's management fee for the fiscal year ended October 31, 1997 was 0.62% of the average annual net assets for Class A, Class B and Class C shares. If the two Funds were combined, the shareholders of LifeSpan Balanced Fund would have a management fee of approximately 0.62% for Class A, Class B and Class C shares. The Board considered pro forma information which indicated that the expense ratio of a combined Fund would therefore be lower than that of LifeSpan Balanced Fund.

In addition to the above, the Board also considered information with respect to the historical performance of LifeSpan Balanced Fund and Disciplined Allocation Fund, including the performance information contained in Exhibit B to this Proxy Statement. During the time period that LifeSpan Balanced Fund has been in existence, its performance has been well below the performance of Disciplined Allocation Fund.

The Board also considered that the Reorganization is expected to be a tax free reorganization, and there would be no sales charge imposed in effecting the Reorganization. The Board concluded that the Reorganization would not result in dilution of the interests of existing shareholders of LifeSpan Balanced Fund.

THE REORGANIZATION

The Reorganization Agreement (a copy of which is set forth in full as Exhibit A to this Proxy Statement and Prospectus) contemplates a reorganization under which (i) all of the assets of LifeSpan Balanced Fund other than the cash reserve described below (the "Cash Reserve") will be transferred to Disciplined Allocation Fund in exchange for Class A, Class B and Class C shares of Disciplined Allocation Fund, (ii) these shares will be distributed among the shareholders of LifeSpan Balanced Fund in complete liquidation of

LifeSpan Balanced Fund, and (iii) the outstanding shares of LifeSpan Balanced Fund will be canceled. Disciplined Allocation Fund will not assume any of LifeSpan Balanced Fund's liabilities except for portfolio securities purchased which have not settled and outstanding shareholder redemption and dividend checks.

The result of effectuating the Reorganization would be that: (i) Disciplined Allocation Fund will add to its gross assets all of the assets (net of any liability for portfolio securities purchased but not settled and outstanding shareholder redemption and dividend checks) of LifeSpan Balanced Fund other than its Cash Reserve; and (ii) the shareholders of LifeSpan Balanced Fund as of the close of business on the Closing Date will become shareholders of either Class A, Class B or Class C shares of Disciplined Allocation Fund.

Shareholders of LifeSpan Balanced Fund who vote their Class A, Class B and Class C shares in favor of the Reorganization, will be electing in effect to redeem their shares of LifeSpan Balanced Fund(at net asset value on the Valuation Date referred to below under "Method of Carrying Out the Reorganization Plan," calculated after subtracting the Cash Reserve) and reinvest the proceeds in Class A, Class B or Class C shares of Disciplined Allocation Fund at net asset value without sales charge and without recognition of taxable gain or loss for Federal income tax purposes (see "Tax Aspects of the Reorganization" below). The Cash Reserve is that amount retained by LifeSpan Balanced Fund which is deemed sufficient in the discretion of the Board for the payment of: (a) LifeSpan Balanced Fund's expenses of liquidation, and (b) its liabilities, other than those assumed by Disciplined Allocation Fund. LifeSpan Balanced Fund and Disciplined Allocation Fund will bear all of their respective expenses associated with the Reorganization, as set forth under "Costs of the Solicitation and the Reorganization" above. Management estimates that such expenses associated with the Reorganization to be borne by LifeSpan Balanced Fund will not exceed $28,700. Liabilities as of the date of the transfer of assets will consist primarily of accrued but unpaid normal operating expenses of LifeSpan Balanced Fund, excluding the cost of any portfolio securities purchased but not yet settled, and outstanding shareholder redemption and dividend checks. See "Method of Carrying Out the Reorganization Plan" below.

The Reorganization Agreement provides for coordination between the Funds as to their respective portfolios so that, after the Closing, Disciplined Allocation Fund will be in compliance with all of its investment policies and restrictions. In that regard, the Manager does not anticipate selling more than 50% of the existing securities in the LifeSpan Balanced Fund portfolio. LifeSpan Balanced Fund will recognize capital gain or loss on any sales made prior to the Reorganization pursuant to this paragraph.

TAX ASPECTS OF THE REORGANIZATION

Immediately prior to the Valuation Date referred to in the Reorganization Agreement, LifeSpan Balanced Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to LifeSpan Balanced Fund's shareholders all of LifeSpan Balanced Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carry-forward). Such dividends will be included in the taxable income of LifeSpan Balanced Fund's shareholders as ordinary income and capital gain, respectively.

The exchange of the assets of LifeSpan Balanced Fund for Class A, Class B and Class C shares of Disciplined Allocation Fund and the assumption by Disciplined Allocation Fund of certain liabilities of LifeSpan Balanced Fund is intended to qualify for Federal income tax purposes as a tax-free reorganization under
Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). LifeSpan Balanced Fund has represented to KPMG Peat Marwick LLP, tax adviser to LifeSpan Balanced Fund, that there is no plan or intention by any Fund shareholder who owns 5% or more of LifeSpan Balanced Fund's outstanding shares, and, to LifeSpan Balanced Fund's best knowledge, there is no plan or intention on the part of the remaining LifeSpan Balanced Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of Disciplined Allocation Fund Class A, Class B or Class C shares received in the transaction that would reduce LifeSpan Balanced Fund shareholders' ownership of Disciplined Allocation Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all the formerly outstanding LifeSpan Balanced Fund shares as of the same date. Disciplined Allocation Fund and LifeSpan Balanced Fund have each represented to KPMG Peat Marwick LLP, that, as of the Closing
Date, it will qualify as a regulated investment company or will meet the diversification test of Section 368(a)(2)(F)(ii) of the Code.

As a condition to the closing of the Reorganization, Disciplined Allocation Fund and LifeSpan Balanced Fund will receive the opinion of KPMG Peat Marwick LLP to the effect that, based on the Reorganization Agreement, the above representations, existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for Federal income tax purposes:

      1. The  transactions  contemplated  by the  Reorganization  Agreement will
qualify  as  a  tax-free   "reorganization"   within  the   meaning  of  Section
368(a)(1)(c) of the Code.

      2. LifeSpan Balanced Fund and Disciplined Allocation Fund will each qualify as "a party to a reorganization" within the meaning of Section 368(b) of the Code.

      3. No gain or loss will be recognized by the shareholders of LifeSpan Balanced Fund upon the distribution of Class A, Class B or Class C shares of beneficial interest in Disciplined Allocation Fund to the shareholders of LifeSpan Balanced Fund pursuant to Section 354(a)(1) of the Code.

      4. Under Section 361(a) of the Code no gain or loss will be recognized by LifeSpan Balanced Fund by reason of the transfer of its assets solely in exchange for Class A, Class B or Class C shares of Disciplined Allocation Fund.

      5. Under Section 1032(a) of the Code no gain or loss will be recognized by Disciplined Allocation Fund by reason of the transfer of LifeSpan Balanced Fund's assets solely in exchange for Class A, Class B or Class C shares of Disciplined Allocation Fund.

      6. The shareholders of LifeSpan Balanced Fund will have the same tax basis and holding period for the shares of beneficial interest in Disciplined Allocation Fund that they receive as they had for LifeSpan Balanced Fund stock that they previously held, pursuant to Sections 358(a)(1) and 1223(1) of the Code, respectively.

      7. The securities transferred by LifeSpan Balanced Fund to Disciplined Allocation Fund will have the same tax basis and holding period in the hands of Disciplined Allocation Fund as they had for LifeSpan Balanced Fund, pursuant to Sections 362(b) and 1223(2) of the Code, respectively.

Shareholders of LifeSpan Balanced Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Reorganization, shareholders of LifeSpan Balanced Fund should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION TABLE (UNAUDITED)

The table below sets forth the capitalization of LifeSpan Balanced Fund and Disciplined Allocation Fund and indicates the pro forma combined capitalization as of October 31, 1997 as if the Reorganization had occurred on that date.

OCTOBER 31, 1997
                                                                    NET ASSET
                                                  SHARES            VALUE
                                NET ASSETS        OUTSTANDING       PER SHARE

LifeSpan Balanced Fund
     Class A                    $62,261,972       4,919,634         $12.66
     Class B                    $ 4,761,973         374,239         $12.72
     Class C                    $   682,811          54,094         $12.62

Disciplined Allocation Fund
     Class A                    $243,267,192      14,469,482        $16.81
     Class B                    $  8,720,474         513,404        $16.99
     Class C                    $  1,473,475          88,237        $16.70

Disciplined Allocation Fund
(Pro Forma Surviving Fund)
     Class A                    $305,529,164      18,173,347        $16.81
     Class B                    $  13,482,447        793,757        $16.99
     Class C                    $   2,156,286        129,124        $16.70

Reflects issuance of 3,703,865 of Class A shares, 280,353 of Class B shares and 40,887 of Class C shares of Disciplined Allocation Fund in a tax-free exchange for the net assets of LifeSpan Balanced Fund, aggregating $67,706,756.

The pro forma ratio of expenses to average annual net assets of the Class A shares at October 31, 1997 would have been 1.11%. The pro forma ratio of expenses to average annual net assets of Class B shares at October 31, 1997 would have been 1.89%. The pro forma ratio of expenses to average annual net assets of Class C shares at October 31, 1997 would have been 1.90%.

                              COMPARISON BETWEEN
                          LIFESPAN BALANCED FUND AND
                         DISCIPLINED ALLOCATION FUND

Information about LifeSpan Balanced Fund and Disciplined Allocation Fund is presented below. Additional information about Disciplined Allocation Fund is set forth in its Prospectus which accompanies this Proxy Statement and Prospectus. More information about both Funds is set forth in documents that may be obtained upon request of the transfer agent or upon review at the offices of the SEC. See "Additional Information- Public Information."

INVESTMENT OBJECTIVES AND POLICIES

DISCIPLINED ALLOCATION FUND. In deciding whether this Fund should invest in stocks, bonds or money market instruments, the Manager utilizes quantitative asset allocation tools, which measure the relationship among these asset categories, in combination with the judgment of the Manager concerning current market dynamics. Allocating assets among different types of investments allows this Fund to take advantage of opportunities in different segments of the securities markets, but also subjects this Fund to the risks of those market segments.

In selecting stocks for this Fund's portfolio, the Manager searches for stocks with low price-earnings ratios (for example, below the price-earnings ratio of the S&P 500 Index) which in many cases may indicate a stock is out-of-favor. When a company then demonstrates better earnings than what most analysts were expecting, this is referred to as a favorable earnings surprise. This may cause investors and analysts to re-evaluate the company's earnings expectations and price-earnings multiple, which in turn may cause the company's stock to increase in value. This Fund may invest in a variety of equity securities including foreign and domestic common stocks, preferred securities, convertible securities and warrants, which are further described below.

This Fund may invest in a variety of bonds and other debt securities including corporate debt obligations, U.S. Government securities, foreign government securities, municipal obligations, mortgage-backed and asset-backed securities, adjustable rate securities, stripped securities, custodial receipts for Treasury certificates, zero coupon bonds, equipment trust certificates, loan participation notes, structured notes and money market instruments. This Fund's debt securities are expected to have weighted average maturity of 6 to 14 years. At least 25% of this Fund's total assets will be invested in fixed income senior securities. Otherwise, this Fund is not required to invest a fixed amount in any asset class, and the amounts invested in each class will vary over time.

This Fund may invest up to 20% of its total assets in the aggregate in debt securities and preferred stocks rated below investment grade (commonly called "junk bonds") and unrated securities determined by the Manager to be of comparable credit quality. However, the Manager does not intend to invest more than 10% of this Fund's assets in below investment grade securities in the current year. These securities are subject to special risks, described below. This Fund will not invest in securities rated below B at the time of purchase. Unrated debt securities will not exceed 10% of this Fund's total assets.

This Fund may invest up to 10% of its total assets in mortgage dollar rolls. This Fund may also invest up to 5% of its total assets in inverse floating rate instruments, which are a type of derivative security. Consistent with the foregoing policies, this Fund may invest to a limited degree in securities of foreign issuers. All of these types of securities are described below. Subject to its investment policies and restrictions, this Fund may seek to increase its income by lending portfolio securities to brokers, dealers and financial institutions in transactions other than repurchase agreements.

Under normal market conditions, this Fund may invest up to 40% of its total assets in short-term debt securities, such as money market instruments and U.S. Government securities. When market conditions are unstable, this Fund may invest substantial amounts of its assets in short-term debt securities for temporary defensive purposes. This Fund's portfolio managers may employ special investment techniques in selecting investments for this Fund. These are also described below. Additional Information about them may be found under the same headings in the Fund's Statement of Additional Information.

LIFESPAN BALANCED FUND. This Fund is an asset allocation fund which seeks to achieve its investment objective by allocating its assets among two broad classes of investments-stocks and bonds. The stock class includes equity securities of many types. The bond class includes several varieties of fixed-income instruments. Allocating assets among different types of investments allows this Fund to take advantage of a greater variety of investment opportunities than funds that invest in only one asset class, but also subjects the Fund to the risks of those types of investments. The general risks of stock and bond investments are discussed in "Principal Risk Factors" below.

The Manager has the ability to allocate the Fund's assets within specified ranges. This Fund's normal allocation indicates the benchmark for its combination of investments in each asset class over time. As market and economic conditions change, however, the Manager may adjust the asset mix between the stock and bond classes within a normal asset allocation range as long as the relative risk and return characteristics of this Fund remain distinct and this Fund's investment objective is preserved. The Manager will review normal allocations between the stock and bond classes quarterly and, if necessary, will rebalance the investment allocation at that time. Additional adjustments may be made if an asset allocation shift of 5% or more is warranted.

PERMITTED INVESTMENTS BY BOTH LIFESPAN BALANCED FUND AND DISCIPLINED ALLOCATION FUND

STOCK INVESTMENTS. Both Disciplined Allocation Fund and LifeSpan Balanced Fund each normally invest a substantial portion of their assets in stocks. Therefore, the value of each Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect each Fund's net asset values per share, which will fluctuate as the values of each Fund's portfolio securities change. The types of securities each Fund purchases are described below. Each Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company, industry or group or industries.

Because of the types of securities each Fund invests in and the investment techniques each Fund uses, some of which may be speculative, both Disciplined Allocation Fund and LifeSpan Balanced Fund are designed for investors who are investing for the long-term and who are willing to accept greater risks of loss of their investment in the hope of achieving capital appreciation. Neither Fund is intended for investors seeking assured income and preservation of capital. Investing for capital appreciation entails the risk of loss of all or part of your investment. Because changes in securities market prices can occur at any time, there is no assurance that either Fund will achieve its investment objective, and when you redeem your shares, they may be worth more or less than what you paid for them.

FOREIGN SECURITIES. Both Funds may purchase equity securities issued by foreign companies and debt securities issued or guaranteed by foreign governments or their agencies. Both Funds may purchase securities of companies located in any country, developed or underdeveloped. Investments in securities of issuers in underdeveloped countries or countries that have emerging markets generally may offer greater potential for gain but involve more risk and may be considered highly speculative. As a matter of Fundamental policy, Disciplined Allocation Fund may not invest more than 10% of its total assets in foreign securities, except that the Fund may invest up to 25% of its total assets in foreign equity and debt securities that are (i) issued, assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on The New York Stock Exchange. Disciplined Allocation Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

LifeSpan Balanced Fund may invest a portion of its assets in companies located in emerging markets. Both Funds also may invest in ADRs, EDRs and GDRs. These are receipts issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign companies, obligations of foreign branches of
U. S. banks (denominated in Eurodollars) and U. S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks.

There are special risks in investing in foreign securities. More information about the risks and potential rewards of investing in foreign securities is described above in the section entitled "Principal Risk Factors" and is contained in each Fund's respective Statement of Additional Information.

CONVERTIBLE SECURITIES. Both Funds may invest in convertible securities. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price's declines. They generally pay less income than non-convertible bonds. The Manager generally analyzes these investments from the perspective of the growth potential of the underlying stock and treats them as "equity substitutes."

PORTFOLIO TURNOVER. "Portfolio turnover" describes the rate at which a fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Portfolio turnover affects brokerage costs a fund pays. The Funds ordinarily do not engage in short-term trading to try to achieve their objectives. The Financial Highlights table in each of the Fund's prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

HEDGING. Both Funds may write covered call options on securities, stock or bond indices and foreign currency. Each Fund may purchase and sell certain kinds of futures contracts, forward contracts, and options on futures, broadly-based stock or bond indices and foreign currencies, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." While each Fund currently does not engage extensively in hedging, each Fund may use these instruments for hedging purposes and, in the case of covered calls, non-hedging purposes. The hedging instruments the Funds may use are described below and in greater detail in "Other Investment Techniques and Strategies" section in each Fund's respective Statement of Additional Information.

The Funds may use hedging instruments for a number of purposes. Each Fund may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Each Fund may do so to try to manage its exposure to changing interest rates. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the Funds' exposure to the securities market.

Forward Contracts. Forward contracts are used by both Funds to try to manage foreign currency risks on foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Funds own, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Funds for liquidity purposes or to raise cash to distribute to shareholders.

Futures. Both Funds may buy and sell futures contracts that relate to (1) foreign currencies (these are referred to as "Forward Contracts" and are discussed below), (2) financial indices, such as U.S. or foreign government securities indices, corporate debt securities indices or equity securities indices (these are referred to as Financial Futures) and (3) interest rates (those are referred to as Interest Rate Futures). These types of Futures are described in "Hedging" in the Statement of Additional Information of each Fund.

Covered Call Options and Options on Futures. Both Funds may write (that is, sell) covered call options on securities, indices and foreign currencies for hedging or liquidity purposes and write call options on Futures for hedging and non-hedging purposes. Each call the Funds write must be "covered". This means the Fund must own the investment on which the call was written or it must own other securities that are acceptable for the escrow arrangements required for calls while the call is outstanding or, in the case of calls on Futures, segregate appropriate liquid assets. When either Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment).

LifeSpan Balanced Fund may purchase and sell put options on Futures. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. LifeSpan may sell a put on Futures only if the puts are covered by segregated liquid assets.

Each Fund may sell covered call options that are traded on U.S. or foreign securities or commodity exchanges as well as over-the-counter markets. In the case of foreign currency options, they may be quoted by major recognized dealers in those options.

Hedging instruments can be volatile investments and may involve special risks which are described above in the section entitled "Principal Risk Factors." Options trading involves the payment of premiums and has special tax effects on either Fund. There are also special risks in particular hedging strategies. If a covered call written by either Fund is exercised on an investment that has increased in value, either Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that either Fund may be required to buy the underlying security at a disadvantageous price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. These risks are described in greater detail in each Fund's respective Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES. To raise cash for liquidity purposes, both Funds may lend their portfolio securities to brokers, dealers and other financial institutions. Both Disciplined Allocation Fund and LifeSpan Balanced Fund restrict loans of securities wherein the value of the securities loaned exceeds 33 1/3% of the value of that Fund's total assets. These loans are subject to the conditions in each Fund's Statements of Additional Information. Neither Fund presently intends to lend its portfolio securities, but if they do the value of the securities loaned is not expected to exceed 5% of each Fund's total assets in the coming year.

ILLIQUID AND RESTRICTED SECURITIES. Both of the Funds may invest in illiquid and restricted securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Disciplined Allocation Fund will not invest more than 10% of its total assets in illiquid and restricted securities (the Board may increase that limit to 15% of net assets). LifeSpan Balanced Fund will not invest more than 15% of its net assets in illiquid and restricted securities. The percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of such securities on an ongoing basis and at times a Fund may be required to sell some holdings to maintain adequate liquidity.

DERIVATIVE INVESTMENTS. Both Funds can invest in a number of different kinds of "derivative investments." Each Fund may use some types of derivatives for hedging purposes, and may invest in others to seek income. In general, a "derivative investment" is a specially-designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. LifeSpan Balanced Fund may not purchase or sell physical commodities. The Funds may purchase and sell foreign currency in hedging transactions. This policy also does not prevent the Funds from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities. In the broadest sense, derivative investments include exchange-traded options and futures contracts (please refer to "Hedging" above). Investing in derivative investments involves certain risks which are described above in the section entitled "Principal Risk Factors."

REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements. Both Funds will not enter into repurchase agreements that will cause more than 10% of its net assets to be invested in illiquid and restricted securities which include repurchase agreements having a maturity beyond 7 days. However, if the vendor fails to pay the resale price on the delivery date, the Funds may experience costs in disposing of the collateral and losses if there is any delay in doing so.

WARRANTS AND RIGHTS. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Both Funds may invest up to 5% of their total assets in warrants or rights. That 5% limitation does not apply to warrants acquired as part of units with other securities or that are attached to other securities. No more than 2% of either Fund's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The American Stock Exchange.

"WHEN-ISSUED" AND DELAYED DELIVERY TRANSACTIONS. Both Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

U.S. GOVERNMENT SECURITIES. Both Funds may invest in U.S. Government Securities which include debt securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, and mortgage participation certificates guaranteed by the Government National Mortgage Association ("Ginnie Mae") are supported by the full faith and credit of the U.S. Government, which in general terms means that the U.S. Treasury stands behind the obligation to pay principal and interest.

Ginnie Mae certificates are one type of mortgage-related U.S. Government Security the Funds may invest in. The Funds may also invest in other mortgage-related U.S. Government Securities that are issued or guaranteed by federal agencies or government-sponsored entities but which are not supported by the full faith and credit of the U.S. Government. Those securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation ("Freddie Mac"), obligations supported only by the credit of the instrumentality, such as the Federal National Mortgage Association ("Fannie Mae") or the Student Loan Marketing Association, and obligations supported by the discretionary authority of the U.S. Government to repurchase certain obligations of U.S. Government agencies or instrumentalities such as the Federal Land Banks and the Federal Home Loan Banks. Other U.S. Government Securities the Funds may invest in are collateralized mortgage obligations ("CMOs").

The value of U.S. Government Securities will fluctuate until they mature depending on prevailing interest rates. Because the yields on U.S. Government Securities are generally lower than on corporate debt securities, when the Funds hold U.S. Government Securities each may attempt to increase the income it can earn from them by writing covered call options against them, when market conditions are appropriate. Writing covered calls is explained above, under "Hedging."

LOWER-GRADE DEBT SECURITIES. Both Funds may invest in "lower-grade" debt securities which generally offer higher income potential than investment grade securities. "Lower-grade" securities are those rated below "BBB" by Standard & Poor's Ratings Group ("Standard & Poor's") or "Baa" by Moody's Investors Services, Inc. ("Moody's") or similar ratings given by other domestic or foreign rating organizations, or securities that are not rated by a nationally-recognized rating organization but the Manager judges them to be comparable to lower-rated securities. Disciplined Allocation Fund will not purchase securities rated below B by Moody's or Standard & Poor's. LifeSpan Balanced Fund may purchase securities rated as low as D by Standard & Poor's or C by Moody's. Disciplined Allocation Fund may retain securities whose ratings fall below B after purchase unless and until the Manager determines that disposing of such securities is in the Fund's best interest.

MORTGAGE-BACKED SECURITIES, CMOS AND REMICS. Certain mortgage-backed securities, whether issued by the U.S. Government or by private issuers, "pass-through" to investors the interest and principal payments generated by a pool of mortgages assembled for sale by government agencies. Pass-through mortgage-backed securities entail the risk that principal may be repaid at any time because of prepayments on the underlying mortgages. As a result, these securities may be subject to greater price and yield volatility than traditional fixed-income securities that have a fixed maturity and interest rate.

Both Funds may invest in collateralized mortgage obligations ("CMOs"), which generally are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. LifeSpan

Balanced Fund may also invest in real estate mortgage investment conduits (REMICS)but does not intend to acquire "residual" interests in them. Payments of the interest and principal generated by the pool of mortgages relating to the CMOs and REMICS are passed through to the holders as the payments are received. CMOs and REMICS are issued with a variety of classes or series which have different maturities. Certain CMOs and REMICS may be more volatile and less liquid than other types of mortgage-related securities, because of the possibility of the early repayment of principal due to prepayments on the underlying mortgage loans. Prepayments on fixed rate mortgage loans generally increase during periods of falling interest rates and decrease during periods of rising interest rates. If prepayments of mortgages underlying a short-term or intermediate-term CMO occur more slowly than anticipated, the CMO effectively may become a long-term security. The prices of long-term securities generally fluctuate more widely in response to changes in interest rates.

"STRIPPED" SECURITIES. Both Funds may also invest in CMOs that are "stripped." LifeSpan Balanced Fund may also invest in REMICS that are "stripped". That means that the security is divided into two parts, one of which receives some or all of the principal payments (and is known as a "principal-only" security, or "P/O") and the other which receives some or all of the interest (and is known as an "interest-only" security, or "I/O"). P/Os and I/Os are generally referred to as "derivative investments" discussed further above.

The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, a Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, a Fund might receive back less than its investment. The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

Private-issuer   stripped   securities  are  generally  purchased  and  sold  by
institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, most private-issuer stripped securities may be deemed "illiquid." If the Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment policy limiting investments in illiquid securities described in "Illiquid and Restricted Securities" above.

ASSET-BACKED SECURITIES. Both Funds may invest in "asset-backed" securities. These represent interests in pools of consumer loans and other trade receivables, similar to mortgage-backed securities. They are issued by trusts and "special purpose corporations." They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as a Fund. These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's value. These securities present special risks. For example, in the case of credit card receivables, the issuer of the security may have no security interest in the related collateral.

INVERSE FLOATING RATE INSTRUMENTS. Both Funds may invest in inverse floating rate debt instruments ("inverse floaters"), including leveraged inverse floaters and inverse floating rate mortgage-backed securities, such as inverse floating rate "interest only" stripped mortgage-backed securities. The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

STRUCTURED NOTES. Both Funds may invest in structured notes. A structured note is a debt security having an interest rate or principal repayment requirement based on the performance of a benchmark asset or market, such as stock prices, currency exchange rates or commodity prices. They provide exposure to the benchmark market while fixing the maximum loss if that market does not perform as expected. Depending on the terms of the note, a Fund could forego all or part of the interest and principal that would be payable on a comparable conventional note, and the Fund's loss could not exceed that amount.

SHORT-TERM DEBT SECURITIES. Under normal market conditions, both Funds may invest in short-term debt securities, such as money market instruments and U.S. Government securities. When the Manager believes it is appropriate (for example, for temporary defensive purposes during unstable market conditions), a Fund can hold cash or invest without limit in money market instruments. A Fund will invest in high quality, short-term money market instruments such as U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of domestic or foreign banks and savings and loan associations. A Fund will purchase money market instruments denominated in a foreign currency only within the limitations described under "Foreign Securities." The issuers of foreign money market instruments purchased by Disciplined Allocation Fund must have at least $1 billion (U.S.)
of assets.

EURODOLLAR AND YANKEE DOLLAR BANK OBLIGATIONS. Both Funds may invest in obligations of foreign branches of U.S. banks (referred to as Eurodollar obligations) and U.S. branches of foreign banks (referred to as Yankee Dollars) as well as foreign branches of foreign banks. These investments entail risks that are different from investment in securities of U.S. banks.

SMALL, UNSEASONED COMPANIES. LifeSpan Balanced Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the price of these securities may be volatile.

INVESTMENT RESTRICTIONS

LifeSpan Balanced Fund and Disciplined Allocation Fund have certain investment restrictions that, together with their investment objectives, are fundamental policies, changeable only by shareholder approval. Set forth below is a summary of the investment restrictions which are different for each Fund. Other investment restrictions for each Fund are substantially the same. Unless the Prospectus of the Fund states that a percentage restriction applies on an ongoing basis, it applies only at the time that Fund makes an investment and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

DISCIPLINED ALLOCATION FUND - INVESTMENT RESTRICTIONS. The Fund cannot do the following:

     1.(a) Invest more than 5 % of its total assets (taken at market value at the time of each investment) in the securities (other than United States Government or Government agency securities) of any one issuer (including repurchase agreements with any one bank or dealer) or more than 15 % of its total assets in the obligations of any one bank; and (b) purchase more than either (i) 10 % in principal amount of the outstanding debt securities of an issuer, or (ii) 10 % of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements.

     2. Alone, or together with any other portfolio or portfolios, make investments for the purpose of exercising control over, or management of, any issuer. The Fund has undertaken as a matter of non-fundamental policy to apply this restriction to 25% or more of its total assets.


     3. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than the customary broker's commission is involved and only if immediately thereafter not more than 10 % of the Fund's total assets, taken at market value, would be invested in such securities.

     4. Purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that such portfolio may: (1) purchase securities of issuers which invest or deal an any of the above and (2) invest for hedging purposes in futures contracts on securities, financial instruments and indices, and foreign currency, as are approved for trading on a registered exchange.

     5. Borrow amounts in excess of 10 % of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or make investments in portfolio securities while such outstanding borrowings exceed 5 % of its total assets.

     6. Allow its current obligations under reverse repurchase agreements, together with borrowings, to exceed 1/3 of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements).

     7. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings as mentioned in investment restriction
(5) above, and then such mortgaging, pledging or hypothecating may not exceed 10 % of the Fund's total assets, taken at market value at the time thereof. In order to comply with certain state statutes, the Fund will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities plus the maximum sales charge will exceed 10 % of the value of the Fund's shares at the maximum offering price. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when- issued" basis is not deemed to be a pledge.

     8. Write, purchase or sell puts, calls or combinations thereof, except that covered call options may be written.

     9. Invest in securities of foreign issuers if at the time of acquisition more than 10 % of its total assets, taken at market value at the time of the investment, would be invested in such securities. However, up to 25 % of the total assets of such portfolio may be invested in the aggregate in such securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange.

     10. Invest more than 10 % in the aggregate of the value of its total assets in repurchase agreements maturing in more than seven days, time deposits maturing in more than 2 days, portfolio securities which do not have readily available market quotations and all other illiquid assets.

LIFESPAN BALANCED FUND - INVESTMENT RESTRICTIONS. The Fund cannot do the following:

     1. Borrow money,  except for emergency or extraordinary  purposes including
(i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and
(iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Investment Company Act. For purposes of this investment restriction, reverse repurchase agreements, mortgage dollar rolls, short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

     2. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     3. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

     4. With respect to 75% of total  assets,  purchase  securities of an issuer
(other  than  the  U.S.   Government,   its   agencies,   instrumentalities   or
authorities), if:

     (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

     (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

DESCRIPTION OF BROKERAGE PRACTICES

The brokerage practices of the Funds are the same. One of the duties of the Manager under each Investment Advisory Agreement is to arrange the portfolio transactions for each Fund. Each Investment Advisory Agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect a Fund's portfolio transactions. In doing so, the Manager is authorized by the Investment Advisory Agreement to employ such broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of a Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding, but is expected to minimize the commissions paid to the extent consistent with the interest and policies of a Fund as established by its Board of Directors.

Under each Investment Advisory Agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for a Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged, if a good faith determination is made by the Manager and the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of a Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Subject to the provisions of each Fund's Investment Advisory Agreement, the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of each Fund's Investment Advisory Agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers and the Manager. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market and are otherwise paid only if it appears likely that a better price or execution can be obtained.

Please refer to the Statement of Additional Information for each Fund for further information on each Fund's brokerage practices.

EXPENSE RATIOS AND PERFORMANCE

The ratio of expenses to average annual net assets for LifeSpan Balanced Fund for the fiscal year ended October 31, 1997 for its Class A, Class B and Class C shares was 1.42%, 2.18% and 2.16%, respectively. The ratio of expenses to average annual net assets for Disciplined Allocation Fund for the fiscal year ended October 31, 1997 for its Class A, Class B and Class C shares were 1.11%, 1.89% and 1.92%, respectively. Further details are set forth above under "Comparative Fee Tables", and in LifeSpan Balanced Fund's Annual Report as of October 31, 1997, and Disciplined Allocation Fund's Annual Report as of October 31, 1997, which are included in the Statement of Additional Information. The performance of Disciplined Allocation Fund for the 1,3,5 and 10 year period ended October 31, 1997 and the performance of the LifeSpan Balanced Fund for the 1 year and life-of-class as of October 31,1997 is set forth in Exhibit B.

SHAREHOLDER SERVICES

The policies of LifeSpan Balanced Fund and Disciplined Allocation Fund with respect to minimum initial investments and subsequent investments by its shareholders are the same. Both LifeSpan Balanced Fund and Disciplined Allocation Fund offer the following privileges: (i) Right of Accumulation, (ii) Letter of Intent, (iii) reinvestment of dividends and distributions at net asset value, (iv) net asset value purchases by certain individuals and entities, (v) Asset Builder (automatic investment) Plans, (vi) Automatic Withdrawal and Exchange Plans for shareholders who own shares of the Fund valued at $5,000 or more, (vii) AccountLink and PhoneLink arrangements, (viii) exchanges of shares for shares of the same class of certain other Funds at net asset value, and (ix) telephone redemption and exchange privileges.

Shareholders may purchase shares through OppenheimerFunds AccountLink, which links a shareholder account to an account at a bank or financial institution and enables shareholders to send money electronically between those accounts to perform a number of types of account transactions. This includes the purchase of shares through the automated telephone system (PhoneLink). Exchanges can also be made by telephone, or automatically through PhoneLink. After AccountLink privileges have been established with a bank account, shares may be purchased by telephone in an amount up to $100,000. Shares of either Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share; however, shares of a particular class may be exchanged only for shares of the same class of other Oppenheimer funds. Shareholders of the Funds may redeem their shares by written request or by telephone request in an amount up to $50,000 in any seven-day period. Shareholders may arrange to have share redemption proceeds wired to a pre-designated account at a U.S. bank or other financial institution that is an ACH member, through AccountLink. There is no dollar limit on telephone redemption proceeds sent to a bank account when AccountLink has been established. Shareholders may also redeem shares automatically by telephone by using PhoneLink. Shareholders of both the Funds may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank which is a member of the Federal Reserve wire system. Shareholders of the Funds have up to six months to reinvest redemption proceeds of their Class A shares which they purchase subject to a sales charge or their Class B shares on which they paid a contingent deferred sales charge in Class A shares of the Funds or other Oppenheimer funds without paying a sales charge. Both Funds may redeem accounts with less than 100 shares if the account has fallen below such stated amount for reasons other than market value fluctuations. Both Funds offer Automatic Withdrawal and Automatic Exchange Plans under certain conditions.

RIGHTS OF SHAREHOLDERS

The shares of each Fund, including shares of each class, entitle the holder to one vote per share on the election of directors of the Company and all other matters submitted to shareholders of the Fund. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class and entitle the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholders' meetings. Shareholders of each Fund vote together with the shareholders of other series of the Company in the aggregate on certain matters at shareholders' meetings, such as the election of Directors and ratification of appointment of auditors. Shareholders of a particular series or class vote separately on proposals which affect that series or class, and shareholders of a series or class which is not affected by that matter are not entitled to vote on the proposal. For example, only shareholders of a series, such as the Funds, vote exclusively on any material amendment to the Investment Advisory Agreement with respect to the series. Only shareholders of a class of a series vote on certain amendments to the Distribution and/or Service Plans if the amendments affect only that class. The Board of the Company is authorized to create new series and classes of series. The Board may reclassify unissued shares of the Funds into additional series or classes of shares. The Board may also divide or combine the shares of a class into a greater or lesser number of shares without thereby changing the proportionate beneficial interest of a shareholder in each Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy. Each share has one vote at shareholder meetings, with fractional shares voting proportionately. Shares of a particular class vote together on matters that affect that class. Most amendments to the Articles of Incorporation governing the Funds require the approval of a "majority" of the outstanding voting securities (as defined in the Investment Company Act) of the Company's shares without regard to series or class.

Class A, Class B and Class C shares of LifeSpan Balanced Fund and the Class A, Class B and Class C shares of Disciplined Allocation Fund which LifeSpan Balanced Fund shareholders will receive in the Reorganization participate equally in the Funds' dividends and distributions and in the Funds' net assets upon liquidation, after taking into account the different expenses paid by each class. Distributions and dividends for each class will be different and Class B and Class C dividends and distributions will be lower than Class A dividends.

It is not contemplated that the Company will hold regular annual meetings of shareholders. Under the Investment Company Act, shareholders of LifeSpan
Balanced Fund do not have rights of appraisal as a result of the transactions contemplated by the Reorganization Agreement. However, they have the right at any time prior to the consummation of such transaction to redeem their shares at net asset value, less any applicable contingent deferred sales charge. Shareholders of both of the Funds have the right, under certain circumstances, to remove a Director and will be assisted in communicating with other shareholders for such purpose.

Each Fund is a series of the Company, which is a corporation organized under the laws of the state of Maryland. As a general matter, shareholders of a corporation will not be liable to the corporation or its creditors with respect to their interests in the corporation as long as their shares have been paid for and the requisite corporate formalities have been observed, both in the organization of the corporation and in the conduct of its business.

ORGANIZATION AND HISTORY

Oppenheimer Series Fund, Inc. was organized in 1981 as a multi- series Maryland corporation. Both LifeSpan Balanced Fund and Disciplined Allocation Fund are series of that Company. Oppenheimer Series Fund, Inc. is an open-end, diversified management investment company. Oppenheimer Series Fund, Inc. presently has five series, including the Funds. Oppenheimer Series Fund, Inc. is governed by a Board of Directors.

MANAGEMENT AND DISTRIBUTION ARRANGEMENTS

The Manager, located at Two World Trade Center, New York, New York 10048-0203, acts as the investment adviser for both LifeSpan Balanced Fund and Disciplined Allocation Fund. The terms and conditions of the Investment Advisory Agreement for each Fund are substantially the same. The monthly management fee payable to the Manager by each Fund is set forth under "Synopsis - Investment Advisory and Distribution and Service Plan Fees" along with the fees paid by the Manager to the Subadvisers for LifeSpan Balanced Fund. The 12b-1 Distribution and Service Plan fees paid by each Fund with respect to Class A, Class B and Class C shares are set forth above under "Synopsis - Investment Advisory and Distribution and Service Plan Fees."

Pursuant to each Investment Advisory Agreement, the Manager supervises the investment operations of the Funds and the composition of their portfolios, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. Both Investment Advisory Agreements require the Manager to provide LifeSpan Balanced Fund and Disciplined Allocation Fund with adequate office space, facilities and equipment and to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds, including the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of each Fund.

Babson-Stewart, BEA and Pilgrim Baxter each act as Subadviser to LifeSpan Balanced Fund. The Subadvisers are responsible for choosing the Fund's investments and their duties and responsibilities are set forth in their agreements with the Manager. The Manager, not LifeSpan Balanced Fund, pays the Subadvisers. Babson-Stewart, One Memorial Drive, Cambridge, MA 02142, the Subadviser to the international component, began managing equity assets in 1987. The general partners of Babson- Stewart are David L. Babson & Co., which is an indirect subsidiary of Massachusetts Mutual Life Insurance Company and Stewart Ivory & Co. Ltd. It advises other mutual funds and institutional clients. BEA, One Citicorp Center, 153 East 53rd Street, 5th Floor, New York, NY 10022, the Subadviser to the high yield/high risk component, began providing management services to institutional clients in 1984. BEA is a partnership between Credit Suisse Capital Corporation and CS Advisors Corp. Pilgrim Baxter, 1255 Drummers Lane, Wayne, PA 19087, the Subadvisor to the small cap component, was established in 1982. It specializes in equity management for institutional investors including other investment companies. Pilgrim Baxter is a wholly-owned subsidiary of United Asset Management Corporation.

Expenses  not  expressly  assumed by the Manager  under each  Fund's  Investment
Advisory Agreement or by OppenheimerFunds Distributor, Inc., the Funds' distributor (the "Distributor"), under the General Distributor's Agreement are paid by the Funds. The Investment Advisory Agreements list examples of expenses paid by the Funds, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fee paid by LifeSpan Balanced Fund for the fiscal year ended October 31, 1997 was $527,770. For the fiscal year ended October 31, 1997, the management fee paid by Disciplined Allocation Fund was $1,535,343. The Funds' Investment Advisory Agreements contain no expense limitation.

The Manager is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of the Manager and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies. The Manager has operated as an investment company adviser since 1959. The Manager and its affiliates currently advise investment companies with combined net assets aggregating over $75 billion as of December 31, 1997, with more than 3.5 million shareholder accounts. OppenheimerFunds Services, a division of the Manager, acts as transfer and shareholder servicing agent on an at-cost basis for LifeSpan Balanced Fund and Disciplined Allocation Fund and for certain other open-end Funds managed by the Manager and its affiliates.

The Distributor, under a General Distributor's Agreement for each of the Funds, acts as the principal underwriter in the continuous public offering of Class A, Class B and Class C shares of each Fund. During LifeSpan Balanced Fund's fiscal year ended October 31, 1997, the aggregate sales charges on sales of LifeSpan Balanced Fund's Class A shares were $100,461, of which the Distributor and an affiliated broker-dealer retained in the aggregate $67,205. During LifeSpan Balanced Fund's fiscal year ended October 31,1997, no contingent deferred sales charges were collected on LifeSpan Balanced Fund's Class B and Class C shares. For the fiscal year ended October 31, 1997, the aggregate amount of sales charges on sales of Disciplined Allocation Fund's Class A shares was $468,073, of which $456,768 was retained by the Distributor and an affiliated broker-dealer. Contingent deferred sales charges collected by the Distributor on the redemption of Class B and Class C shares for the fiscal year ended October 31, 1997 totaled $14,973 and $0, respectively, all of which was retained by the Distributor. For additional information about distribution of the Funds' shares and the payments made by the Funds to the Distributor in connection with such activities, please refer to "Distribution and Service Plans" in each Fund's Statement of Addition Information.

PURCHASE OF ADDITIONAL SHARES

Class A shares of LifeSpan Balanced Fund and Class A shares of Disciplined Allocation Fund may be purchased with an initial sales charge of 5.75% for purchases of less than $25,000. The sales charge of 5.75% is reduced for purchases of either Fund's Class A shares of $25,000 or more. For purchases of $1 million or more ($500,000 or more for purchases by "Retirement Plans", as defined in each Fund's prospectus) if those shares are redeemed within 12 calendar months (18 months for shares purchased prior to May 1, 1997) of the end of the calendar month of their purchase, a contingent deferred sales charge may be deducted from the redemption proceeds. Class B shares of LifeSpan Balanced Fund and Disciplined Allocation Fund are sold at net asset value without an initial sales charge, however, if Class B shares of either Fund are redeemed within six years of the end of the calendar month of their purchase, a contingent deferred sales charge may be deducted of up to 5%, depending upon how long such shares had been held. Class C shares of either Fund may be purchased without an initial sales charge, but if sold within 12 months of buying them, a contingent deferred sales charge of 1% may be deducted.

The initial sales charge and contingent deferred sales charge on Class A shares, Class B shares and Class C shares of Disciplined Allocation Fund will only affect shareholders of LifeSpan Balanced Fund to the extent that they desire to make additional purchases of shares of Disciplined Allocation Fund in addition to the shares which they will receive as a result of the Reorganization. The Class A, Class B and Class C shares to be issued under the Reorganization Agreement will be issued by Disciplined Allocation Fund at net asset value. Future dividends and capital gain distributions of Disciplined Allocation Fund, if any, may be reinvested without sales charge. The contingent deferred sales charge for each class of shares for both Funds is the same. If Class A, Class B or Class C shares of LifeSpan Balanced Fund are currently subject to a contingent deferred sales change, the Disciplined Allocation Fund shares issued in the Reorganization will continue to be subject to the same contingent deferred sales charge. Any LifeSpan Balanced Fund shareholder who is entitled to a reduced sales charge on additional purchases by reason of a

Letter of Intent or Right of Accumulation based upon holdings of shares of LifeSpan Balanced Fund will continue to be entitled to a reduced sales charge on any future purchase of shares of Disciplined Allocation Fund.

DIVIDENDS AND DISTRIBUTIONS

LifeSpan Balanced Fund declares dividends from net investment income and pays such dividends to shareholders quarterly. LifeSpan Balanced Fund may also make distributions annually in December out of any net short-term or long-term capital gains. Disciplined Allocation Fund declares and pays dividends and capital gains distributions, if any, quarterly. Dividends are paid separately for each class of shares and normally the dividends on Class A shares are generally expected to be higher than for Class B and Class C shares because the expenses allocable to Class B and Class C shares will generally be higher than for Class A shares. There is no fixed dividend rate for either Fund and there can be no assurance that either Fund will pay any dividends or distributions.

                   METHOD OF CARRYING OUT THE REORGANIZATION

The consummation of the transactions contemplated by the Reorganization Agreement is contingent upon the receipt of an order from the Securities and Exchange Commission exempting the Funds from the provisions of Section 17(a) of the Investment Company Act, the approval of the Reorganization by the shareholders of LifeSpan Balanced Fund and the receipt of the opinions and certificates set forth in Sections 10 and 11 of the Reorganization Agreement and the occurrence of the events described in those Sections. Under the Reorganization Agreement, all the assets of LifeSpan Balanced Fund, excluding the Cash Reserve, will be delivered to Disciplined Allocation Fund in exchange for Class A, Class B and Class C shares of Disciplined Allocation Fund. The Cash Reserve to be retained by LifeSpan Balanced Fund will be an amount deemed sufficient in the discretion of the Board for the payment of LifeSpan Balanced Fund's liabilities, and LifeSpan Balanced Fund's expenses of liquidation.

Assuming the shareholders of LifeSpan Balanced Fund approve the Reorganization, the actual exchange of assets is expected to take place on June 12, 1998, or as soon thereafter as is practicable (the "Closing Date") on the basis of net asset values as of the close of business on the business day preceding the Closing Date (the "Valuation Date"). Under the Reorganization Agreement, all redemptions of shares of LifeSpan Balanced Fund shall be permanently suspended at the close of business on the Valuation Date; only redemption requests received in proper form on or prior to the close of business on that date shall be fulfilled by it; redemption requests received by LifeSpan Balanced Fund after that date will be treated as requests for redemptions of Class A, Class B or Class C shares of Disciplined Allocation Fund to be distributed to the shareholders requesting redemption. The exchange of assets for shares will be done on the basis of the per share net asset value of the Class A, Class B and Class C shares of Disciplined Allocation Fund, and the value of the assets of LifeSpan Balanced Fund to be transferred as of the close of business on the Valuation Date, valued in the manner used by Disciplined Allocation Fund in the valuation of assets. Disciplined Allocation Fund is not assuming any of the liabilities of LifeSpan Balanced Fund, except for portfolio securities purchased which have not settled and outstanding shareholder redemption and dividend checks.

The net asset value of the shares transferred by Disciplined Allocation Fund to LifeSpan Balanced Fund will be the same as the value of the assets received by Disciplined Allocation Fund. For example, if, on the Valuation Date, LifeSpan Balanced Fund were to have securities with a market value of $95,000 and cash in the amount of $10,000 (of which $5,000 was to be retained by it as the Cash Reserve), the value of the assets which would be transferred to Disciplined Allocation Fund would be $100,000. If the net asset value per share of Disciplined Allocation Fund were $10 per share at the close of business on the Valuation Date, the number of shares to be issued would be 10,000 ($100,000 / $10). These 10,000 shares of Disciplined Allocation Fund would be distributed to the former shareholders of LifeSpan Balanced Fund. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.

Following the Closing Date, LifeSpan Balanced Fund will distribute on a pro rata basis to its shareholders of record on the Valuation Date the Class A, Class B and Class C shares of Disciplined Allocation Fund received by LifeSpan Balanced Fund at the Closing, in liquidation of the outstanding shares of LifeSpan Balanced Fund, and the outstanding shares of LifeSpan Balanced Fund will be canceled. To assist LifeSpan Balanced Fund in this distribution, Disciplined Allocation Fund will, in accordance with a shareholder list supplied by LifeSpan Balanced Fund, cause its transfer agent to credit and confirm an appropriate number of shares of Disciplined Allocation Fund to each shareholder of LifeSpan Balanced Fund. Certificates for Class A shares of Disciplined Allocation Fund will be issued upon written request of a former shareholder of LifeSpan Balanced Fund but only for whole shares with fractional shares credited to the name of the shareholder on the books of Disciplined Allocation Fund and only if shares represented by certificates are delivered for cancellation. Former Class A shareholders of LifeSpan Balanced Fund who wish certificates representing their shares of Disciplined Allocation Fund must, after receipt of their confirmations, make a written request to OppenheimerFunds Services, P.O. Box 5270, Denver, Colorado 80217. Shareholders of LifeSpan Balanced Fund holding certificates representing their shares will not be required to surrender their certificates to anyone in connection with the Reorganization. After the Reorganization, however, it will be necessary for such shareholders to surrender such certificates in order to redeem, transfer, pledge or exchange any shares of Disciplined Allocation Fund.

Under the Reorganization Agreement, within one year after the Closing Date, LifeSpan Balanced Fund shall: (a) either pay or make provision for all of its debts and taxes; and (b) either (i) transfer any remaining amount of the Cash Reserve to Disciplined Allocation Fund, if such remaining amount is not material (as defined below) or (ii) distribute such remaining amount to the shareholders of LifeSpan Balanced Fund who were such on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed, after deducting the estimated expenses of the distribution, equals or exceeds one cent per share of the number of LifeSpan Balanced Fund shares outstanding on the Valuation Date. Within one year after the Closing Date, LifeSpan Balanced Fund will complete its liquidation.

The obligations of either LifeSpan Balanced Fund or Disciplined Allocation Fund under the Agreement shall be subject to obtaining the necessary relief from the Securities and Exchange Commission and to the right of either Fund to abandon and terminate the Reorganization Agreement for any reason and without liability provided, however, that if a Fund should terminate the Agreement without reasonable cause, the terminating Fund shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the Agreement.

In the event that the Reorganization Agreement is not consummated for any reason, the Board will consider and may submit to the shareholders other alternatives.

                            ADDITIONAL INFORMATION

FINANCIAL INFORMATION

The Reorganization will be accounted for by the surviving Fund in its financial statements similar to a pooling without restatement. Further financial information as to LifeSpan Balanced Fund is contained in its current Prospectus, which is available without charge from OppenheimerFunds Services, the Transfer Agent, P.O. Box 5270, Denver, Colorado 80217, and is incorporated herein by reference, and in its Annual Report as of October 31, 1997, which are included in its Statement of Additional Information. Financial information for Disciplined Allocation Fund is contained in its current Prospectus accompanying this Proxy Statement and Prospectus and incorporated herein by reference, and in its Annual Report as
of  October  31,  1997  which  is  included  in  its   Statement  of  Additional
Information.

PUBLIC INFORMATION

Additional information about LifeSpan Balanced Fund and Disciplined Allocation Fund is available, as applicable, in the following documents which are incorporated herein by reference: (i) Disciplined Allocation Fund's Prospectus dated February 19, 1998, accompanying this Proxy Statement and incorporated herein; (ii) LifeSpan Balanced Fund's Prospectus dated February 19,1998, as supplemented February 24,1998 which may be obtained without charge by writing to OppenheimerFunds Services, P.O. Box 5270, Denver, Colorado 80217; (iii) Disciplined Allocation Fund's Annual Report as of October 31, 1997, which may be obtained without charge by writing to OppenheimerFunds Services at the address indicated above; and (iv) LifeSpan Balanced Fund's Annual Report as of October 31, 1997, which may be obtained without charge by writing to OppenheimerFunds Services at the address indicated above. All of the foregoing documents may be obtained by calling the toll-free number on the cover of this Proxy Statement and Prospectus.

Additional information about the following matters is contained in the Statement of Additional Information relating to this Reorganization, which incorporates by reference the Disciplined Allocation Fund Statement of Additional Information dated February 19, 1998, and LifeSpan Balanced Fund's Prospectus dated February 19, 1998, as supplemented February 24, 1998 and Statement of Additional Information dated February 19, 1998; the organization and operation of Disciplined Allocation Fund and LifeSpan Balanced Fund; more information on investment policies, practices and risks; information about the Company's Board and its responsibilities; a further description of the services provided by Disciplined Allocation Fund's and LifeSpan Balanced Fund's Manager, Distributor, and transfer and shareholder servicing agent; dividend policies; tax matters; an explanation of the method of determining the offering price of the shares and/or contingent deferred sales charges, as applicable of Class A, Class B and Class C shares of Disciplined Allocation Fund and LifeSpan Balanced Fund; purchase, redemption and exchange programs; the different expenses paid by each class of shares; and distribution arrangements.

The Company on behalf of Disciplined Allocation Fund and LifeSpan Balanced Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the SEC. Proxy material, reports and other information about LifeSpan Balanced Fund and Disciplined Allocation Fund which are of public record can be inspected and copied at public reference facilities maintained by the SEC in Washington, D.C. and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549.

                                OTHER BUSINESS

Management of LifeSpan Balanced Fund knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.


By Order of the Board of Directors


Andrew J. Donohue, Secretary


April 6, 1998                                                              315

                                   EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION


      AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of ___________ by and between Oppenheimer Series Fund, Inc., a Maryland corporation (the "Company"), on behalf of its series, Oppenheimer LifeSpan Balanced Fund("LifeSpan Balanced Fund"),and Oppenheimer Disciplined Allocation Fund ("Disciplined Allocation
Fund").

                             W I T N E S S E T H:

     WHEREAS, the parties are each a series of an open-end investment company of the management type; and

      WHEREAS, the parties hereto desire to provide for the reorganization pursuant to Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), of LifeSpan Balanced Fund through the acquisition by Disciplined Allocation Fund of substantially all of the assets of LifeSpan Balanced Fund in exchange for the voting shares of beneficial interest ("shares") of Class A, Class B and Class C shares of Disciplined Allocation Fund and the assumption by Disciplined Allocation Fund of certain liabilities of LifeSpan Balanced Fund, which Class A, Class B and Class C shares of Disciplined Allocation Fund are to be distributed by LifeSpan Balanced Fund pro rata to its shareholders in complete liquidation of LifeSpan Balanced Fund and complete cancellation of its shares;

      NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

      1. The parties hereto hereby adopt this Agreement and Plan of Reorganization (the "Agreement") pursuant to Section 368(a)(1) of the Code as follows: The reorganization will be comprised of the acquisition by Disciplined Allocation Fund of substantially all of the properties and assets of LifeSpan Balanced Fund in exchange for Class A, Class B and Class C shares of Disciplined Allocation Fund and the assumption by Disciplined Allocation Fund of certain liabilities of LifeSpan Balanced Fund, followed by the distribution of such Class A, Class B and Class C shares of Disciplined Allocation Fund shares to the Class A, Class B and Class C shareholders of LifeSpan Balanced Fund in exchange for their Class A, Class B and Class C shares of LifeSpan Balanced Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

            The share transfer books of LifeSpan Balanced Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined) and only redemption requests received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by LifeSpan Balanced Fund; redemption requests received by LifeSpan Balanced Fund after that date shall be treated as requests for the redemption of the shares of Disciplined Allocation Fund to be distributed to the shareholder in question as provided in Section 5.

      2. On the Closing Date (as hereinafter defined), all of the assets of LifeSpan Balanced Fund on that date, excluding a cash reserve (the "Cash Reserve") to be retained by LifeSpan Balanced Fund sufficient in its discretion for the payment of the expenses of LifeSpan Balanced Fund's dissolution and its liabilities, but not in excess of the amount contemplated by Section 10E, shall be delivered as provided in Section 8 to Disciplined Allocation Fund, in exchange for and against delivery to LifeSpan Balanced Fund on the Closing Date of a number of Class A, Class B and Class C shares of Disciplined Allocation Fund, having an aggregate net asset value equal to the value of the assets of LifeSpan Balanced Fund so transferred and delivered.

      3. The net asset value of Class A, Class B and Class C shares of Disciplined Allocation Fund and the value of the assets of LifeSpan Balanced
Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the Class A, Class B and Class C shares of Disciplined Allocation Fund and the Class A, Class B and Class C shares of LifeSpan Balanced Fund shall be done in the manner used by Disciplined Allocation Fund and LifeSpan Balanced Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by Disciplined Allocation Fund in such computation shall be applied to the valuation of the assets of LifeSpan Balanced Fund to be transferred to Disciplined Allocation Fund.

            LifeSpan Balanced Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to LifeSpan Balanced Fund's shareholders all of LifeSpan Balanced Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

      4. The closing (the "Closing") shall be at the offices of OppenheimerFunds, Inc. (the "Agent"), Two World Trade Center, 34th Floor, New York, New York 10048, at 4:00 P.M. New York time on June 12,1998 or at such other time or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is hereinafter referred to as the

"Valuation Date."

            In the event that on the Valuation Date either party has, pursuant to the Investment Company Act of 1940, as amended (the "Act"), or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to the Agreement shall be permitted to terminate the Agreement without liability to either party for such termination.

      5. In conjunction with the Closing, LifeSpan Balanced Fund shall distribute on a pro rata basis to the shareholders of LifeSpan Balanced Fund on the Valuation Date the Class A, Class B and Class C shares of Disciplined Allocation Fund received by LifeSpan Balanced Fund on the Closing Date in exchange for the assets of LifeSpan Balanced Fund in complete liquidation of LifeSpan Balanced Fund; for the purpose of the distribution by LifeSpan Balanced Fund of Class A, Class B and Class C shares of Disciplined Allocation Fund to its shareholders, Disciplined Allocation Fund will promptly cause its transfer agent to: (a) credit an appropriate number of Class A, Class B and Class C shares of Disciplined Allocation Fund on the books of Disciplined Allocation Fund to each Class A, Class B and Class C shareholder, respectively of LifeSpan Balanced Fund in accordance with a list (the "Shareholder List") of its shareholders received from LifeSpan Balanced Fund; and (b) confirm an appropriate number of Class A, Class B and Class C shares of Disciplined Allocation Fund to each shareholder of LifeSpan Balanced Fund; certificates for Class A, Class B and Class C shares of Disciplined Allocation Fund will be issued upon written request of a former shareholder of LifeSpan Balanced Fund but only for whole shares, with fractional shares credited to the name of the shareholder on the books of Disciplined Allocation Fund.

            The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of LifeSpan Balanced Fund, indicating his or her share balance. LifeSpan Balanced Fund agrees to supply the Shareholder List to Disciplined Allocation Fund not later than the Closing Date. Shareholders of LifeSpan Balanced Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization. After the Closing Date, however, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of Disciplined Allocation Fund which they received.

      6. Within one year after the Closing  Date,  LifeSpan  Balanced Fund shall
(a) either pay or make provision for payment of all of its liabilities and taxes, and (b) either (i) transfer any remaining amount of the Cash Reserve to Disciplined Allocation Fund, if such remaining amount (as reduced by the estimated cost of distributing it to shareholders) is not material (as defined below) or (ii) distribute such remaining amount to the shareholders of LifeSpan Balanced Fund on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed, after deduction of the estimated expenses of the distribution, equals or exceeds one cent per share of LifeSpan Balanced Fund outstanding on the Valuation Date.

      7. Prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the Closing,
Disciplined Allocation Fund will be in compliance with all of its investment policies and restrictions. Promptly after the Closing, LifeSpan Balanced Fund shall deliver to Disciplined Allocation Fund two copies of a list setting forth the securities then owned by LifeSpan Balanced Fund. Promptly after the Closing, LifeSpan Balanced Fund shall provide Disciplined Allocation Fund a list setting forth the respective federal income tax bases thereof.

      8. Portfolio securities or written evidence acceptable to Disciplined Allocation Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by LifeSpan Balanced Fund pursuant to Rule 17f-4 and Rule 17f-5 under the Act shall be endorsed and delivered, or transferred by appropriate transfer or assignment documents, by LifeSpan Balanced Fund on the Closing Date to Disciplined Allocation Fund, or at its direction, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any. The cash delivered shall be in the form of certified or bank cashiers' checks or by bank wire or intra-bank transfer payable to the order of Disciplined Allocation Fund for the account of Disciplined Allocation Fund. Shares of Disciplined Allocation Fund representing the number of shares of Disciplined Allocation Fund being delivered against the assets of LifeSpan Balanced Fund, registered in the name of LifeSpan Balanced Fund, shall be transferred to LifeSpan Balanced Fund on the Closing Date. Such shares shall thereupon be assigned by LifeSpan Balanced Fund to its shareholders so that the shares of Disciplined Allocation Fund may be distributed as provided in Section 5.

            If, at the Closing Date, LifeSpan Balanced Fund is unable in the ordinary course of business to make delivery under this Section 8 to Disciplined Allocation Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by LifeSpan Balanced Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or LifeSpan Balanced Fund's custodian, then the delivery requirements of this
Section 8 with respect to said undelivered securities or cash will be waived and Balanced Fund will deliver to Disciplined Allocation Fund by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Disciplined Allocation Fund, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by Disciplined Allocation Fund.

      9. Disciplined Allocation Fund shall not assume the liabilities (except for portfolio securities purchased which have not settled and for shareholder redemption and dividend checks outstanding) of LifeSpan Balanced Fund, but LifeSpan Balanced Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The cost of printing and mailing the proxies and proxy statements will be borne by LifeSpan Balanced Fund. LifeSpan Balanced Fund and Disciplined Allocation Fund will bear the cost of their respective tax opinion. Any documents such as existing prospectuses or annual reports that are included in that mailing will be a cost of the Fund issuing the document. Any other out-of-pocket expenses of Disciplined Allocation Fund and LifeSpan Balanced Fund associated with this reorganization, including legal, accounting and transfer agent expenses, will be borne by LifeSpan Balanced Fund and Disciplined Allocation Fund, respectively, in the amounts so incurred by each.

      10. The obligations of Disciplined Allocation Fund hereunder shall be subject to the following conditions:

            A. The Board of Directors of the Company shall have authorized the execution of the Agreement, and the shareholders of LifeSpan Balanced Fund shall have approved the Agreement and the transactions contemplated thereby, and LifeSpan Balanced Fund shall have furnished to Disciplined Allocation Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Company; such shareholder approval shall have been by the affirmative vote of "a majority of the outstanding voting securities" (as defined in the Act) of LifeSpan Balanced Fund at a meeting for which proxies have been solicited by the Proxy Statement and Prospectus (as hereinafter defined).

            B. Disciplined Allocation Fund shall have received an opinion of counsel dated the Closing Date to LifeSpan Balanced Fund, to the effect that (i) LifeSpan Balanced Fund is a series of the Company which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with full powers to carry on its business as then being conducted and to enter into and perform the Agreement (Maryland counsel may be relied upon for this opinion); and (ii) that all action necessary to make the Agreement, according to its terms, valid, binding and enforceable on LifeSpan Balanced Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by LifeSpan Balanced Fund.

            C. The representations and warranties of LifeSpan Balanced Fund contained herein shall be true and correct at and as of the Closing Date, and Disciplined Allocation Fund shall have been furnished with a certificate of the President, or a Vice President, or the Secretary or the Assistant Secretary or the Treasurer of the Company, dated the Closing Date, to that effect.

            D. On the Closing Date, LifeSpan Balanced Fund shall have furnished to Disciplined Allocation Fund a certificate of the Treasurer or Assistant Treasurer of the Company as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to LifeSpan Balanced Fund as of the Closing Date.

            E. The Cash Reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of LifeSpan Balanced Fund at the close of business on the Valuation Date.

            F. A Registration Statement on Form N-14 filed by the Company under the Securities Act of 1933, as amended (the "1933 Act"), containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act not later than July 15, 1998.

            G. On the Closing Date, Disciplined Allocation Fund shall have received a letter from Andrew J. Donohue or other senior executive officer of OppenheimerFunds, Inc. acceptable to Disciplined Allocation Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material actual or contingent liabilities of LifeSpan Balanced Fund arising out of litigation brought against LifeSpan Balanced Fund or claims asserted against it, or pending or to the best of his or her knowledge threatened claims or litigation not reflected in or apparent from the most recent audited financial statements and footnotes thereto of LifeSpan Balanced Fund delivered to Disciplined Allocation Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

            H. Disciplined Allocation Fund shall have received an opinion, dated the Closing Date, of KPMG Peat Marwick LLP, to the same effect as the opinion contemplated by Section 11.E of this Agreement.

            I. Disciplined Allocation Fund shall have received at the closing all of the assets of LifeSpan Balanced Fund to be conveyed hereunder, which assets shall be free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever.

      11. The obligations of LifeSpan Balanced Fund hereunder shall be subject to the following conditions:

            A. The Board of Directors of the Company shall have authorized the execution of the Agreement, and the transactions contemplated thereby, and Disciplined Allocation Fund shall have furnished to LifeSpan Balanced Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Company.

            B. LifeSpan Balanced Fund's shareholders shall have approved the Agreement and the transactions contemplated hereby, by an affirmative vote of "a majority of the outstanding voting securities" (as defined in the Act) of LifeSpan Balanced Fund, and LifeSpan Balanced Fund shall have furnished Disciplined Allocation Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Company.

            C. LifeSpan Balanced Fund shall have received an opinion dated the Closing Date of counsel to Disciplined Allocation Fund, to the effect that (i) Disciplined Allocation Fund is a series of the Company and is duly organized, validly existing and in good standing under the laws of the state of Maryland with full powers to carry on its business as then being conducted and to enter into and perform the Agreement (Maryland counsel may be relied upon for this opinion); (ii) all action necessary to make the Agreement, according to its terms, valid, binding and enforceable upon Disciplined Allocation Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Disciplined Allocation Fund, and (iii) the shares of Disciplined Allocation Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

            D. The representations and warranties of Disciplined Allocation Fund contained herein shall be true and correct at and as of the Closing Date, and LifeSpan Balanced Fund shall have been furnished with a certificate of the President, a Vice President or the Secretary or an Assistant Secretary or the Treasurer of the Company to that effect dated the Closing Date.

            E. LifeSpan Balanced Fund shall have received an opinion of KPMG Peat Marwick LLP to the effect that the Federal tax consequences of the transaction, if carried out in the manner outlined in this Plan of Reorganization and in accordance with (i) LifeSpan Balanced Fund's representation that there is no plan or intention by any Fund shareholder who owns 5% or more of LifeSpan Balanced Fund's outstanding shares, and, to LifeSpan Balanced Fund's best knowledge, there is no plan or intention on the part of the remaining Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of Disciplined Allocation Fund shares received in the transaction that would reduce LifeSpan Balanced Fund shareholders' ownership of Disciplined Allocation Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding Fund shares as of the same date, and (ii) the representation by each of LifeSpan Balanced Fund and Disciplined Allocation Fund that, as of the Closing Date, LifeSpan Balanced Fund and Disciplined Allocation Fund will meet the diversification test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

                  1. The transactions contemplated by the Agreement will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

                  2. LifeSpan Balanced Fund and Disciplined Allocation Fund will each qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

                  3. No gain or loss will be recognized by the shareholders of LifeSpan Balanced Fund upon the distribution of shares of beneficial interest in Disciplined Allocation Fund to the shareholders of LifeSpan Balanced Fund pursuant to Section 354 of the Code.

                  4. Under Section 361(a) of the Code no gain or loss will be recognized by LifeSpan Balanced Fund by reason of the transfer of substantially all its assets in exchange for shares of Disciplined Allocation Fund.

                  5. Under Section 1032 of the Code no gain or loss will be recognized by Disciplined Allocation Fund by reason of the transfer of substantially all LifeSpan Balanced Fund's assets in exchange for Class A, Class B and Class C shares of Disciplined Allocation Fund and Disciplined Allocation Fund's assumption of certain liabilities of LifeSpan Balanced Fund.

                  6. The shareholders of LifeSpan Balanced Fund will have the same tax basis and holding period for the Class A, Class B or Class C shares of beneficial interest in Disciplined Allocation Fund that they receive as they had for LifeSpan Balanced

Fund shares that they previously held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.

                  7. The securities transferred by LifeSpan Balanced Fund to Disciplined Allocation Fund will have the same tax basis and holding period in the hands of Disciplined Allocation Fund as they had for LifeSpan Balanced Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

            F. The Cash Reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of LifeSpan Balanced Fund at the close of business on the Valuation Date.

            G. A Registration Statement on Form N-14 filed by the Company under the 1933 Act, containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act not later than July 15, 1998.

            H. On the Closing Date, LifeSpan Balanced Fund shall have received a letter from Andrew J. Donohue or other senior executive officer of OppenheimerFunds, Inc. acceptable to LifeSpan Balanced Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material actual or contingent liabilities of Disciplined Allocation Fund arising out of litigation brought against Disciplined Allocation Fund or claims asserted against it, or pending or, to the best of his or her knowledge, threatened claims or litigation not reflected in or apparent by the most recent audited financial statements and footnotes thereto of Disciplined Allocation Fund delivered to LifeSpan Balanced Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

            I. LifeSpan Balanced Fund shall acknowledge receipt of the shares of Disciplined Allocation Fund.

      12. The Company on behalf of LifeSpan Balanced Fund hereby represents and warrants that:

            A. The financial statements of LifeSpan Balanced Fund as at October 31, 1997(audited) heretofore furnished to Disciplined Allocation Fund, present fairly the financial position, results of operations, and changes in net assets of LifeSpan Balanced Fund as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from October 31, 1997 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of

LifeSpan Balanced Fund, it being agreed that a decrease in the size of LifeSpan Balanced Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

            B. Contingent upon approval of the Agreement and the transactions contemplated thereby by LifeSpan Balanced Fund's shareholders, LifeSpan Balanced Fund has authority to transfer all of the assets of LifeSpan Balanced Fund to be conveyed hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

            C. The Prospectus, as amended and supplemented, contained in LifeSpan Balanced Fund's Registration Statement under the 1933 Act, as amended, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

            D. There is no material contingent liability of LifeSpan Balanced Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of LifeSpan Balanced Fund, threatened against LifeSpan Balanced Fund, not reflected in such Prospectus;

            E. Except for this Agreement, there are no material contracts outstanding to which LifeSpan Balanced Fund is a party other than those ordinary in the conduct of its business;

            F. LifeSpan Balanced Fund is a series of the Company which is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; and has all necessary and material Federal and state authorizations to own all of its assets and to carry on its business as now being conducted; and the Company is duly registered under the Act and such registration has not been rescinded or revoked and is in full force and effect;

            G. All Federal and other tax returns and reports of LifeSpan Balanced Fund required by law to be filed have been filed, and all Federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of LifeSpan Balanced Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of LifeSpan Balanced Fund ended October 31, 1997 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due; and

            H. LifeSpan Balanced Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, LifeSpan Balanced Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and LifeSpan Balanced Fund intends to meet such requirements with respect to its current taxable year.

      13. The Company on behalf of Disciplined Allocation Fund hereby represents and warrants that:

            A. The financial statements of Disciplined Allocation Fund as at October 31, 1997 (audited) heretofore furnished to LifeSpan Balanced Fund, present fairly the financial position, results of operations, and changes in net assets of Disciplined Allocation Fund, as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from October 31, 1997 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of Disciplined Allocation Fund, it being understood that a decrease in the size of Disciplined Allocation Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

            B. The Prospectus, as amended and supplemented, contained in the Company's Registration Statement under the 1933 Act, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

            C. Except for this Agreement, there is no material contingent liability of Disciplined Allocation Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Disciplined Allocation Fund, threatened against Disciplined Allocation Fund, not reflected in such Prospectus;

            D.    There are no material contracts outstanding to which

Disciplined Allocation Fund is a party other than those ordinary in the conduct of its business;

            E. Disciplined Allocation Fund is a series of the Company which is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; has all necessary and material Federal and state authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of Disciplined Allocation Fund which it issues to LifeSpan Balanced Fund pursuant to the Agreement will be duly authorized, validly issued, fully-paid and non-assessable; and will conform to the description thereof contained in Disciplined Allocation Fund's Registration Statement, will be duly registered under the 1933 Act and in the states where registration is required; and Disciplined Allocation Fund is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

            F. All Federal and other tax returns and reports of Disciplined Allocation Fund required by law to be filed have been filed, and all Federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of Disciplined Allocation Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Disciplined Allocation Fund ended October 31, 1997 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

            G. Disciplined Allocation Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, Disciplined Allocation Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and Disciplined Allocation Fund intends to meet such requirements with respect to its current taxable year;

            H. Disciplined Allocation Fund has no plan or intention (i) to dispose of any of the assets transferred by LifeSpan Balanced Fund, other than in the ordinary course of business, or (ii) to redeem or reacquire any of the shares issued by it in the reorganization other than pursuant to valid requests of shareholders; and

            I. After consummation of the transactions contemplated by the Agreement, Disciplined Allocation Fund intends to operate its business in a substantially unchanged manner.

      14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to the Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles applied on a basis consistent with the preceding year. Each party also represents and warrants to the other that the Agreement is valid, binding and enforceable in accordance with its terms and that the execution, delivery and performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. Disciplined Allocation Fund hereby represents to and covenants with LifeSpan Balanced Fund that, if the reorganization becomes effective, Disciplined Allocation Fund will treat each shareholder of LifeSpan Balanced Fund who received any of Disciplined Allocation Fund's shares as a result of the reorganization as having made the minimum initial purchase of shares of Disciplined Allocation Fund received by such shareholder for the purpose of making additional investments in shares of Disciplined Allocation Fund, regardless of the value of the shares of Disciplined Allocation Fund received.

      15. Disciplined Allocation Fund agrees that it will prepare and file a Registration Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the 1933 Act. The final form of such proxy statement and prospectus is referred to in the Agreement as the "Proxy Statement and Prospectus." Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this connection. Oppenheimer LifeSpan Balanced Fund covenants and agrees, as soon as practicable and, upon closing, to cause the cancellation of its outstanding shares.

      16. The obligations of the parties, their respective directors, officers, agents or others acting on their behalf under the Agreement shall be subject to obtaining an exemptive order from the Securities and Exchange Commission under
Section 17(a) of the Act and to the right of either party to abandon and terminate the Agreement for any reason and there shall be no liability for damages or other recourse available to a party not so terminating this Agreement, provided, however, that in the event that a party shall terminate this Agreement without reasonable cause, the party so terminating shall, upon demand, reimburse the party not so terminating for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      17. The Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to the Agreement shall not be assignable.

      18. All prior or contemporaneous agreements and representations are merged into the Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

      IN WITNESS WHEREOF, each of the parties has caused the Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                         OPPENHEIMER SERIES FUND, INC.,
                                    on behalf of
                       OPPENHEIMER DISCIPLINED ALLOCATION
                                    FUND



                      By:__________________________________
                         Andrew J. Donohue, Secretary



                          OPPENHEIMER SERIES FUND, INC.
                                    on behalf of
                       OPPENHEIMER LIFESPAN BALANCED FUND



                      By:_________________________________
                         Andrew J. Donohue, Secretary

                                  EXHIBIT B



                         Average Annual Total Returns
                        for the Periods Ended 10/31/97


                                                1-YEAR  3-YEAR   5-YEAR  10-YEAR


Disciplined Allocation Fund Class A Shares(1)   11.99%   13.40%  11.78%  12.38%

LifeSpan Balanced Fund Class A Shares (1)        6.18%

Disciplined Allocation Fund Class B Shares(2)   12.96%

LifeSpan Balanced Fund Class B Shares (2)        6.70%

Disciplined Allocation Fund Class C Shares(3)    16.93%

LifeSpan Balanced Fund Class C Shares (3)        10.73%


Total Returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. An explanation of the different performance calculations is in each Fund's Prospectus.

(1) Class A returns include the current maximum initial sales charge of 5.75%. Disciplined Allocation Fund's maximum sales charge rate for Class A shares was higher during a portion of some of the periods shown, so that actual results would have been lower.

(2) Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

(3) Class C returns for the one year period reflects the 1% contingent deferred sales charge. Class C shares are subject to an annual 0.75% asset-based sales charge.

OPPENHEIMER LIFESPAN GROWTH FUND

Proxy for Special Shareholders Meeting to be held June 9, 1998

YOUR SHAREHOLDER VOTE IS IMPORTANT!

YOUR PROMPT RESPONSE CAN SAVE YOUR FUND THE EXPENSE OF ANOTHER MAILING.

Please mark your proxy on the reverse side, date and sign it, and return it promptly in the accompanying envelope which requires no postage if mailed in the United States.

                 Please detach at perforation before mailing.
      -------------------------------------------------------------------
OPPENHEIMER LIFESPAN GROWTH FUND

Proxy For Special Shareholders Meeting to be held June 9, 1998

THE UNDERSIGNED SHAREHOLDER OF OPPENHEIMER LIFESPAN GROWTH FUND(the "Fund"), does hereby appoint Robert J. Bishop, George C. Bowen, Andrew J. Donohue and Scott T. Farrar, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to attend the Special Meeting of the Shareholders of the Fund to be held on June 9, 1998, at 6803 SOUTH TUCSON WAY, ENGLEWOOD, COLORADO 80112 at 10:00 A.M., Denver time, and at all adjournments thereof, and to vote the shares held in the name of the undersigned on the record date for said meeting on the Proposal specified on the reverse side. Said attorneys-in-fact shall vote in accordance with their best judgment as to any other matter.

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS who recommends a vote FOR the proposal on the reverse side. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED ON THE REVERSE SIDE OR FOR IF NO CHOICE IS INDICATED.

                                                                        (Over)
                                                                           335

OPPENHEIMER LIFESPAN GROWTH FUND

Proxy for Special Shareholders Meeting to be held June 9, 1998

YOUR SHAREHOLDER VOTE IS IMPORTANT!

YOUR PROMPT RESPONSE CAN SAVE YOUR FUND MONEY. Please vote, sign and mail your proxy ballot (this card) in the enclosed postage-paid envelope today, no matter how many shares you own. A majority of the Fund's shares must be represented in person or by proxy. Please vote your proxy so your Fund can avoid the expense of another mailing.

                 Please detach at perforation before mailing.
      -------------------------------------------------------------------
1. THE PROPOSAL: To approve an Agreement and Plan of Reorganization between the Fund and Oppenheimer Disciplined Value Fund ("Disciplined Value Fund"), and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of the Fund in exchange for shares of Disciplined Value Fund, (b) the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund, and (c) the cancellation of the outstanding shares of the Fund.

1.    o     FOR         o     AGAINST           o     ABSTAIN

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. When signing as custodian, attorney, executor, administrator, trustee, etc., please give your full title as such. All joint owners should sign this proxy. If the account is registered in the name of a corporation, partnership or other entity, a duly authorized individual must sign on its behalf and give his or her title.

                              DATED: _______________________, 1998
                                     (Month)       (Day)

                                    ___________________________________
                                    SIGNATURE(S)

                                    ___________________________________
                                    SIGNATURE(S)

                                    Please read both sides of this ballot

                                                                        (Over)
                                                                           335

BRIDGET A. MACASKILL

President and Chief Executive Officer




                                                         April 8, 1998


Dear Oppenheimer LifeSpan Growth Fund Shareholder,

      One of the things we pride ourselves on at OppenheimerFunds, Inc. is our commitment to searching for new investment opportunities for our shareholders. I am writing to you today to let you know about one of these opportunities - a positive change that has been proposed for Oppenheimer LifeSpan Growth Fund.

      After careful consideration, the Board of Directors agreed that it would be in the best interest of shareholders of Oppenheimer LifeSpan Growth Fund to reorganize into another Oppenheimer fund, Oppenheimer Disciplined Value Fund. A shareholder meeting has been scheduled for June 9th, and all Oppenheimer LifeSpan Growth Fund shareholders of record on March 17th are being asked to vote either in person or by proxy. You will find a notice of the meeting, a ballot card, a proxy statement detailing the proposal, an Oppenheimer Disciplined Value Fund prospectus and a postage-paid return envelope enclosed for your use.

WHY DOES THE BOARD OF DIRECTORS RECOMMEND THIS CHANGE?

      Oppenheimer LifeSpan Growth Fund and Oppenheimer Disciplined Value Fund, Inc. have compatible objectives, as discussed in the enclosed proxy statement. We believe that Oppenheimer Disciplined Value Fund's flexible management approach allows that fund to respond more effectively to changing market and economic conditions, and can offer shareholders even better investment opportunities over the long term.

      Another benefit for shareholders is the greater economy of scale resulting from consolidation into a much larger fund. By merging into Oppenheimer Disciplined Value Fund - which now has over $420 million in assets - former shareholders of Oppenheimer LifeSpan Growth Fund may benefit from a lower expense ratio as costs are spread among a larger number of shares.

HOW DO YOU VOTE?

      No matter how large or small your investment, your vote is important, so please review the proxy statement carefully. To cast your vote, simply mark, sign and date the enclosed proxy ballot and return it in the postage-paid envelope today. Remember, it can be expensive for the Fund - and ultimately you as a shareholder - to remail the ballots if not enough responses are received to conduct the meeting.

                                                                (over, please)

      If you have any questions about the proposal, please feel free to contact your financial advisor, or call us at 1-800-525-7048.

      As always, we appreciate your confidence in OppenheimerFunds and look forward to serving you for many years to come.

                                                      Sincerely,



                                                      /s/ Bridget A. Macaskill

Enclosures

                       OPPENHEIMER LIFESPAN GROWTH FUND
               TWO WORLD TRADE CENTER, NEW YORK, NY  10048-0203
                                1-800-525-7048

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON JUNE 9, 1998

TO THE SHAREHOLDERS OF OPPENHEIMER LIFESPAN GROWTH FUND:

Notice is hereby given that a Special Meeting of the Shareholders of Oppenheimer LifeSpan Growth Fund ("LifeSpan Growth Fund"), a series of Oppenheimer Series Fund, Inc., a registered management investment company, will be held at 6803 SOUTH TUCSON WAY, ENGLEWOOD, COLORADO 80112 at 10:00 A.M., Denver time, on June 9, 1998, or any adjournments thereof (the "Meeting"), for the following purposes:

1. To approve or disapprove an Agreement and Plan of Reorganization between LifeSpan Growth Fund and Oppenheimer Disciplined Value Fund ("Disciplined Value Fund"), and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of LifeSpan Growth Fund in exchange for Class A, Class B and Class C shares of Disciplined Value Fund, (b) the distribution of such shares to the corresponding Class A, Class B and Class C shareholders of LifeSpan Growth Fund in complete liquidation of LifeSpan Growth Fund and (c) the cancellation of the outstanding shares of LifeSpan Growth Fund (the "Proposal").

2. To act upon such other matters as may properly come before the Meeting.

Shareholders of record at the close of business on March 17, 1998 are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the Proxy Statement and Prospectus. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. LifeSpan Growth Fund's Board of Directors recommends a vote in favor of the Proposal. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Directors,


Andrew J. Donohue, Secretary

April 6, 1998
------------------------------------------------------------------
SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED PROXY AND TO DATE, SIGN AND RETURN IT IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. TO AVOID UNNECESSARY DUPLICATE MAILINGS, WE ASK YOUR COOPERATION IN PROMPTLY MAILING YOUR PROXY NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.
335

                       OPPENHEIMER LIFESPAN GROWTH FUND
               TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203
                                1-800-525-7048

                               PROXY STATEMENT

                      OPPENHEIMER DISCIPLINED VALUE FUND
               TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203
                                1-800-525-7048

                                  PROSPECTUS

This Proxy Statement of Oppenheimer LifeSpan Growth Fund ("LifeSpan Growth Fund") relates to the Agreement and Plan of Reorganization (the "Reorganization Agreement")and the transactions contemplated thereby (the "Reorganization") between Oppenheimer Series Fund, Inc. on behalf of its series, Oppenheimer LifeSpan Growth Fund and its series, Oppenheimer Disciplined Value Fund ("Disciplined Value Fund"). This Proxy Statement also constitutes a Prospectus of Disciplined Value Fund included in a Registration Statement on Form N-14 filed by Disciplined Value Fund with the Securities and Exchange Commission (the "SEC"). Such Registration Statement relates to the registration of shares of Disciplined Value Fund to be offered to the shareholders of LifeSpan Growth Fund pursuant to the Reorganization Agreement. LifeSpan Growth Fund is located at Two World Trade Center, New York, NY 10048-0203 (telephone 1-800- 525-7048).

This Proxy Statement and Prospectus sets forth information about Disciplined Value Fund and the Reorganization that shareholders of LifeSpan Growth Fund should know before voting on the Reorganization. A copy of the Prospectus for Disciplined Value Fund, dated February 19, 1998, is enclosed, and incorporated herein by reference. The following documents have been filed with the SEC and are available without charge upon written request to OppenheimerFunds Services, the transfer and shareholder servicing agent for Disciplined Value Fund and LifeSpan Growth Fund, at P.O. Box 5270, Denver, Colorado 80217, or by calling the toll-free number shown above: (i) a Prospectus for LifeSpan Growth Fund, dated February 19, 1998, as supplemented February 24, 1998, (ii) a Statement of Additional Information about LifeSpan Growth Fund, dated February 19, 1998 and
(iii) a Statement of Additional Information about Disciplined Value Fund, dated February 19, 1998 (the "Disciplined Value Fund Additional Statement"). The Disciplined Value Fund Additional Statement, which is incorporated herein by reference, contains more detailed information about Disciplined Value Fund and its management. A Statement of Additional Information relating to the Reorganization, dated April 6, 1998, has been filed with the SEC as part of the Disciplined Value Fund Registration Statement on Form N-14 and is incorporated herein by reference, and is available by written request to OppenheimerFunds Services at the same address listed above or by calling the toll-free number shown above.

INVESTORS ARE ADVISED TO READ AND RETAIN THIS PROXY STATEMENT AND PROSPECTUS FOR FUTURE REFERENCE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Proxy Statement and Prospectus is dated April 6, 1998.

                               TABLE OF CONTENTS
                        PROXY STATEMENT AND PROSPECTUS
                                                                        PAGE
INTRODUCTION.............................................................
   General..............................................................1
   Record Date; Vote Required; Share Information........................2
   Proxies..............................................................3
   Costs of the Solicitation and the Reorganization.....................4
COMPARATIVE FEE TABLE...................................................5
SYNOPSIS................................................................8
   Parties to the Reorganization........................................9
   Shares to be Issued..................................................9
   The Reorganization      .............................................9
   Reasons for the Reorganization......................................10
   Tax Consequences of the Reorganization..............................10
   Investment Objectives and Policies..................................11
   Investment Advisory and Distribution and Service Plan Fees............
   Purchases, Exchanges and Redemptions................................12
PRINCIPAL RISK FACTORS.................................................13
APPROVAL OF THE REORGANIZATION (THE PROPOSAL)..........................16
   Reasons for the Reorganization......................................16
   The Reorganization..................................................18
   Tax Aspects of the Reorganization...................................19
   Capitalization Table (Unaudited)....................................21
COMPARISON BETWEEN LIFESPAN GROWTH FUND AND OPPENHEIMER DISCIPLINED
VALUE FUND
   Investment Objectives and Policies..................................22
   Permitted Investments by Oppenheimer LifeSpan Growth Fund and
     Oppenheimer Disciplined Value Fund................................24
   Investment Restrictions.............................................33
   Description of Brokerage Practices..................................37
   Expense Ratios and Performance......................................39
   Shareholder Services................................................39
   Rights of Shareholders..............................................40
   Management and Distribution Arrangements............................42
   Purchase of Additional Shares.......................................44
METHOD OF CARRYING OUT THE REORGANIZATION .............................45
ADDITIONAL INFORMATION.................................................47
   Financial Information...............................................47
   Public Information..................................................47
OTHER BUSINESS.........................................................48
EXHIBIT A - Agreement and Plan of Reorganization by and between
Oppenheimer LifeSpan Growth Fund and
Oppenheimer Disciplined Value Fund.......................................  A-1
EXHIBIT B - Average Annual Total Returns for the Periods
Ended 12/31/97...........................................................  B-1

                       OPPENHEIMER LIFESPAN GROWTH FUND
               TWO WORLD TRADE CENTER, NEW YORK, NY  10048-0203
                                1-800-525-7048

                        PROXY STATEMENT AND PROSPECTUS

                        SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD JUNE 9, 1998

                                 INTRODUCTION

GENERAL

This Proxy Statement and Prospectus is being furnished to the shareholders of Oppenheimer LifeSpan Growth Fund ("LifeSpan Growth Fund"), a series of Oppenheimer Series Fund, Inc. (the "Company"), a registered management investment company, in connection with the solicitation by the Board of Directors (the "Board") of proxies to be used at the Special Meeting of Shareholders of LifeSpan Growth Fund to be held at 6803 SOUTH TUCSON WAY, ENGLEWOOD, COLORADO 80112, at 10:00 A.M., Denver time, on June 9, 1998, or any adjournments thereof (the "Meeting"). It is expected that the mailing of this Proxy Statement and Prospectus will commence on or about April 14, 1998.

At the Meeting, shareholders of LifeSpan Growth Fund will be asked to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Company on behalf of LifeSpan Growth Fund and the Company on behalf of Oppenheimer Disciplined Value Fund ("Disciplined Value Fund"), and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of LifeSpan Growth Fund in exchange for Class A, Class B and Class C shares of Disciplined Value Fund, (b) the distribution of such shares to the corresponding Class A, Class B and Class C shareholders of LifeSpan Growth Fund in complete liquidation of LifeSpan Growth Fund, and (c) the cancellation of the outstanding shares of LifeSpan Growth Fund (the "Reorganization").

Disciplined Value Fund currently offers Class A shares with a sales charge imposed at the time of purchase. There is no initial sales charge on purchases of Class B or Class C shares; however, a contingent deferred sales charge may be imposed, depending on when the shares are sold. The Class A, Class B and Class C shares issued pursuant to the Reorganization will be issued at net asset value without a sales charge and no contingent deferred sales charge will be imposed on any LifeSpan Growth Fund shares exchanged in the Reorganization. However, any contingent deferred sales charge which applies to LifeSpan Growth Fund shares will continue to apply to Disciplined Value Fund shares received in the
Reorganization. Additional information with respect to these charges by Disciplined Value Fund is set forth herein, in the

Prospectus of Disciplined Value Fund accompanying this Proxy Statement and Prospectus and in the Disciplined Value Fund Statement of Additional Information ("Disciplined Value Fund Additional Statement"), both of which are incorporated herein by reference.

RECORD DATE; VOTE REQUIRED; SHARE INFORMATION

The Board of Directors of the Company has fixed the close of business on March 17, 1998 as the record date (the "Record Date") for the determination of shareholders entitled to notice of, and to vote at, the Meeting. An affirmative vote of the holders of a "majority of the outstanding voting securities," as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act") of all of the Class A, Class B and Class C shares in the aggregate of LifeSpan Growth Fund is required to approve the Reorganization. That level of vote is defined in the Investment Company Act of 1940 as the vote of the holders of the lesser of: (i) 67% or more of the voting securities present or represented by proxy at the shareholders meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(ii) more than 50% of the outstanding voting securities. Each shareholder will be entitled to one vote for each share and a fractional vote for each fractional share held of record at the close of business on the Record Date. Only shareholders of LifeSpan Growth Fund will vote on the Reorganization. The vote of shareholders of Disciplined Value Fund is not being solicited.

At the close of business on the Record Date, there were approximately 4,746,503.554 shares of LifeSpan Growth Fund issued and outstanding, consisting of 4,154,307.592 Class A shares, 476,740.532 Class B shares and 115,455.430
Class C shares. At the close of business on the Record Date, there were 29,554,045.391 shares of Disciplined Value Fund issued and outstanding, consisting of 19,225,376.265 Class A shares, 4,703,433.160 Class B shares, 671,323.753 Class C shares and 4,953,912.213 Class Y shares. The presence in person or by proxy of the holders of a majority of the shares of all classes constitutes a quorum for the transaction of business at the Meeting. To the knowledge of LifeSpan Growth Fund, as of the Record Date, no person owned of record or beneficially owned 5% or more of its outstanding shares except for MML Securities Corporation, 1414 Main Street, Springfield, MA 01144, which owned of record 2,986,502.938 Class A shares of LifeSpan Growth Fund as of such date (which represented 71.88% of the outstanding Class A shares of LifeSpan Growth
Fund); Frank Casey TR, U/A May 11, 1988, Frank R. Casey Trust, 1866 W. Tweed Road, Iverness, IL 60067-4251, which of record owned 35,013.975 Class B shares of LifeSpan Growth Fund (7.34% of the outstanding Class B shares of LifeSpan Growth Fund as of such date) and Merrill Lynch Pierce Fenner & Smith Inc. ("Merrill Lynch"), 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32246-6484, which of record owned 24,459.237 Class C shares of LifeSpan Growth Fund (21.18% of the outstanding Class C shares of LifeSpan Growth Fund as of such date) and Donaldson Lufkin Jenrette Securities Corporation, Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, which of record owned 8,137.010 Class C shares of LifeSpan Growth Fund (7.14% of the outstanding Class C shares of LifeSpan Growth Fund as of such date).] The Manager has been advised that such shares were held by Merrill Lynch for the benefit of their respective customers. As of the Record Date, to the knowledge of Disciplined Value Fund, no person owned of record or beneficially owned 5% or more of its outstanding shares except for MML Securities Corporation, 1414 Main Street, Springfield, MA 01144-1008, which owned of record 2,021,084.058 Class A shares of Disciplined Value Fund as of such date (10.51% of the outstanding Class A shares of Disciplined Value Fund as of such date) and MassMutual Life Insurance Company which owned of record 1,311,665.574 Class A shares of Disciplined Value Fund as of such date (6.82% of the outstanding Class A shares of Disciplined Value Fund as of such date) and Merrill Lynch, Pierce, Fenner & Smith For the Benefit of its Customers, 4800 Deer Lake Drive E. Fl 3, Jacksonville, FL 32246-6484, which owned of record 41,721.432 Class C shares of Disciplined Value Fund as of such date (6.21% of the outstanding Class C shares of Disciplined Value Fund as of such date). In addition, as of the record date, the Directors and officers of LifeSpan Growth Fund and Disciplined Value Fund owned less than 1% of the outstanding shares of either LifeSpan Growth Fund or Disciplined Value Fund, respectively.

Massachusetts Mutual Life Insurance Company, the majority shareholder of the Fund, intends to vote its shares in favor of the Reorganization.

PROXIES

The enclosed form of proxy, if properly executed and returned, will be voted (or counted as an abstention or withheld from voting) in accordance with the choices specified thereon, and will be included in determining whether there is quorum to conduct the Meeting. The proxy will be voted in favor of the Proposal unless a choice is indicated to vote against or to abstain from voting on the Proposal.

Shares owned of record by broker-dealers for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received, the broker-dealer may (if permitted under applicable stock exchange rules), as record holder, vote such shares on the Proposal in the same proportion as that broker-dealer votes street account shares for which voting instructions were received in time to be voted. Broker "non-votes" exist where a proxy received from a broker indicates that the broker does not have discretionary authority to vote the shares on the matter.

Shares represented in person or by proxy (including shares which abstain or do not vote on the Proposal, including broker "non- votes") will be counted for purposes of determining the number of shares that are present and are entitled to vote on the Proposal, but will not be counted as a vote in favor of such Proposal. Accordingly, an abstention from voting on the Proposal or a broker "non-vote" will have the same legal effect as a vote against the Proposal. If a shareholder executes and returns a proxy but fails to indicate how the votes should be cast, the proxy will be voted in favor of the Proposal. The proxy may be revoked at any time prior to the voting thereof by: (i) writing to the Secretary of LifeSpan Growth Fund at Two World Trade Center, New York, NY 10048-0203 (if received in time to be acted upon); (ii) attending the Meeting and voting in person; or (iii) signing and returning a new proxy (if returned and received in time to be voted).

If at the time any session of the Meeting is called to order a quorum is not present, in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the Proposal have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the Proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the Proposal, against any such adjournment. A vote may be taken on the Proposal in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate. Any adjourned session or sessions may be held within 90 days after the date set for the original Meeting without the necessity of further notice.

COSTS OF THE SOLICITATION AND THE REORGANIZATION

All expenses of this solicitation, including the cost of printing and mailing this Proxy Statement and Prospectus, will be borne by LifeSpan Growth Fund. Any documents such as existing prospectuses or annual reports that are included in that mailing will be a cost of the fund issuing the document. In addition to the solicitation of proxies by mail, proxies may be solicited by officers of LifeSpan Growth Fund or officers and employees of OppenheimerFunds Services, personally or by telephone or telegraph; any expenses so incurred will be borne by OppenheimerFunds Services. Proxies may also be solicited by a proxy solicitation firm hired at LifeSpan Growth Fund's expense for such purpose. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting material to the beneficial owners of shares of LifeSpan Growth Fund and to obtain authorization for the execution of proxies. For those services, if any, they will be reimbursed by LifeSpan Growth Fund for their reasonable out-of-pocket expenses.

With respect to the Reorganization, LifeSpan Growth Fund and Disciplined Value Fund will bear the cost of their respective tax opinions. Any other out-of-pocket expenses of LifeSpan Growth Fund and Disciplined Value Fund associated with the Reorganization, including legal, accounting and transfer agent expenses, will be borne by LifeSpan Growth Fund and Disciplined Value Fund, respectively, in the amounts so incurred by each.

                             COMPARATIVE FEE TABLE

LifeSpan Growth Fund and Disciplined Value Fund each pay a variety of expenses for management of their assets, administration, distribution of their shares and other services, and those expenses are reflected in each fund's net asset value per share. Shareholders pay other expenses directly, such as sales charges. The following table is provided to help you compare the direct expenses of investing in each class of LifeSpan Growth Fund with the direct expenses of investing in each class of Disciplined Value Fund and the pro forma expenses of the surviving fund after giving effect to the reorganization.

LIFESPAN GROWTH FUND

                                CLASS A           CLASS B           CLASS C
                                SHARES            SHARES            SHARES

SHAREHOLDER TRANSACTION EXPENSES
-----------------------------------------------------------------------------
Maximum Sales Charge            5.75%             None              None
on Purchases (as a %
of offering price)
-----------------------------------------------------------------------------
Maximum
Deferred Sales                  None(1)           5% in the(2)      1% if(2)
Charge (as a %                                    first year        shares
of the lower                                      declining         are
of the original                                   to 1% in          redeemed
purchase price                                    the sixth         within 12
or redemption                                     year and          months of
proceeds)                                         eliminated        purchase
                                                  thereafter
-----------------------------------------------------------------------------
Maximum
Sales Charge on                 None              None              None
Reinvested Dividends
-----------------------------------------------------------------------------
Exchange Fee                    None              None              None
-----------------------------------------------------------------------------
Redemption Fee                  None(3)           None(3)           None(3)

DISCIPLINED VALUE FUND AND DISCIPLINED VALUE FUND AS SURVIVING FUND

                                CLASS A           CLASS B           CLASS C
                                SHARES            SHARES            SHARES

SHAREHOLDER TRANSACTION EXPENSES
----------------------------------------------------------------------------
Maximum Sales Charge            5.75%             None              None
on Purchases (as a %
of offering price)
----------------------------------------------------------------------------
Maximum
Deferred Sales                  None(1)           5% in the(2)      1% if(2)
Charge (as a %                                    first year        shares
of the lower                                      declining         are
of the original                                   to 1% in          redeemed
purchase price                                    the sixth         within 12
or redemption                                     year and          months of
proceeds)                                         eliminated        purchase
                                                  thereafter
----------------------------------------------------------------------------
Maximum
Sales Charge on                 None              None              None
Reinvested Dividends
----------------------------------------------------------------------------
Exchange Fee                    None              None              None
----------------------------------------------------------------------------
Redemption Fee                  None(3)           None(3)           None(3)

(1) If you invest more than $1 million ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" in each fund's Prospectus) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares.
(2) See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares - Buying Class C Shares" in each Fund's Prospectus.
(3) There is a $10 transaction fee for redemption proceeds paid by Federal Funds wire, but not for redemptions paid by check or ACH wire transfer through AccountLink.

ANNUAL FUND OPERATING EXPENSES. The following tables are the operating expenses of Class A, Class B and Class C shares of LifeSpan Growth Fund and the operating expenses of Class A, Class B, Class C and Class Y shares of Disciplined Value Fund. These tables are based on expenses for the twelve month period ended October 31, 1997. The pro forma information is an estimate of the business expenses of the surviving Disciplined Value Fund after giving effect to the reorganization. All amounts shown are a percentage of net assets of each class of each of the funds.



                LIFESPAN GROWTH FUND       DISCIPLINED VALUE FUND
                CLASS A CLASS B CLASS C    CLASS A    CLASS B    CLASS C    CLASS Y
Management Fees  0.85%  0.85%    0.85%      0.58%     0.58%      0.58%      0.58%
12b-1 Plan Fees  0.25%  1.00%    1.00%      0.25%     0.99%      0.99%      0.00%
Other Expenses   0.40%  0.42%    0.44%      0.24%     0.27%      0.29%      0.20%
Total Fund Operating
 Expenses        1.50%  2.27%    2.29%      1.07%     1.84%      1.86%      0.78%


                           PRO FORMA SURVIVING DISCIPLINED VALUE FUND
                        CLASS A       CLASS B         CLASS C         CLASS Y

Management Fees         0.57%         0.57%           0.57%            0.57%
12b-1 Plan Fees         0.25%         0.99%           0.99%            0.00%
Other Expenses          0.24%         0.28%           0.29%            0.18%
Total Fund Operating
  Expenses              1.06%         1.84%           1.85%            0.75%

The 12b-1 fees for Class A shares of LifeSpan Growth Fund and Disciplined Value Fund are service plan fees. The service plan fees are a maximum of 0.25% of average annual net assets of Class A shares of each fund. The 12b-1 fees for Class B and Class C shares of each of the funds are Distribution and Service Plan fees which include a service fee of 0.25% and an asset-based sales charge of 0.75%.

EXAMPLES

To try and show the effect of the expenses on an investment over time, the hypothetical examples shown below have been created. Assume that you make a $1,000 investment in Class A, Class B and Class C shares of LifeSpan Growth Fund, or Class A, Class B, Class C and Class Y shares of Disciplined Value Fund, or Class A, Class B, Class C and Class Y of the pro forma surviving Disciplined Value Fund and that the annual return is 5% and that the operating expenses for each fund are the ones shown in the chart above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of each period shown.

                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS*

Oppenheimer LifeSpan Growth Fund
     Class A Shares                 $72        $102        $135        $226
     Class B Shares                 $73        $101        $142        $223
     Class C Shares                 $33        $ 72        $123        $263

Oppenheimer Disciplined Value Fund
     Class A Shares                 $68        $90         $113        $181
     Class B Shares                 $69        $88         $120        $177
     Class C Shares                 $29        $58         $101        $218
     Class Y Shares                 $ 8        $25         $ 43        $ 97

Pro Forma Surviving
Oppenheimer Disciplined Value Fund
     Class A Shares                 $68        $89         $113        $179

     Class B Shares                 $69        $88         $120        $177
     Class C Shares                 $29        $58         $100        $217
     Class Y Shares                 $ 8        $24         $ 42        $ 93

If you did not redeem your investment, it would incur the following expenses:



                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS*

Oppenheimer LifeSpan Growth Fund
     Class A Shares                 $72        $102        $135        $226
     Class B Shares                 $23        $ 71        $122        $223
     Class C Shares                 $23        $ 72        $123        $263

Oppenheimer Disciplined Value Fund
     Class A Shares                 $68        $90         $113        $181
     Class B Shares                 $19        $58         $100        $177
     Class C Shares                 $19        $58         $101        $218
     Class Y Shares                 $ 8        $25         $ 43        $ 97

Pro Forma Surviving
Oppenheimer Disciplined Value Fund
     Class A Shares                 $68        $89         $113        $179
     Class B Shares                 $19        $58         $100        $177
     Class C Shares                 $19        $58         $100        $217
     Class Y Shares                 $ 8        $24         $ 42        $ 93

* In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because each of the funds automatically converts your Class B shares into Class A shares after 6 years. Long term Class B and C shareholders could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations, because of the effect of the asset-based sales charge and contingent deferred sales charge. The automatic conversion of Class B shares to Class A Shares is designed to minimize the likelihood that this will occur.

The examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the funds, all of which may be more or less than the amounts shown.

                                   SYNOPSIS

The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus and presents key considerations for shareholders of LifeSpan Growth Fund to assist them in determining whether to approve the

Reorganization. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this Proxy Statement and Prospectus and by the Reorganization Agreement, a copy of which is attached as Exhibit A hereto. Shareholders should carefully review this Proxy Statement and Prospectus and the Reorganization Agreement in their entirety and, in particular, the current Prospectus of Disciplined Value Fund which accompanies this Proxy Statement and Prospectus and is incorporated herein by reference.

PARTIES TO THE REORGANIZATION

LifeSpan Growth Fund and Disciplined Value Fund (collectively referred to herein as the "funds") are diversified series of Oppenheimer Series Fund, Inc. (the
"Company") which was organized in 1981 as a Maryland corporation and is an open-end management investment company. Organized as a series fund, Oppenheimer Series Fund, Inc. presently has five series, including LifeSpan Growth Fund and Disciplined Value Fund. Both LifeSpan Growth Fund and Disciplined Value Fund are located at Two World Trade Center, New York, NY 10048-0203. The Company, including the two Funds, is governed by Articles of Incorporation and By-Laws and is managed under the direction of a Board of Directors. The Company is governed by applicable Maryland law and applicable federal law. OppenheimerFunds, Inc. (the "Manager") whose address is Two World Trade Center, New York, New York 10048-0203, acts as investment advisor to LifeSpan Growth Fund and Disciplined Value Fund. Additional information about the parties is set forth below.

SHARES TO BE ISSUED. All shareholders of LifeSpan Growth Fund who own Class A shares will receive Class A shares of Disciplined Value Fund in exchange for their Class A shares of LifeSpan Growth Fund. Shareholders of LifeSpan Growth
Fund who own Class B shares will receive Class B shares of Disciplined Value Fund in exchange for their Class B shares of LifeSpan Growth Fund. Shareholders of LifeSpan Growth Fund who own Class C shares will receive Class C shares of Disciplined Value Fund in exchange for their Class C shares of LifeSpan Growth Fund. The voting rights of shares of each fund are substantially the same. See Rights of Shareholders below for more information.

THE REORGANIZATION

The Reorganization Agreement provides for the transfer of substantially all the assets of LifeSpan Growth Fund to Disciplined Value Fund in exchange for Class A, Class B and Class C shares of Disciplined Value Fund. The net asset value of Disciplined Value Fund Class A, Class B and Class C shares issued in the exchange will equal the value of the assets of LifeSpan Growth Fund received by Disciplined Value Fund. In conjunction with the Closing of the Reorganization, presently scheduled for June 12, 1998, LifeSpan

Growth Fund will distribute the Class A, Class B and Class C shares of Disciplined Value Fund received by LifeSpan Growth Fund on the Closing Date to holders of Class A, Class B and Class C shares of LifeSpan Growth Fund, respectively. As a result of the Reorganization, each Class A, Class B and Class C LifeSpan Growth Fund shareholder will receive the number of full and fractional Disciplined Value Fund Class A, Class B and Class C shares that equals in value such shareholder's pro rata interest in the assets transferred to Disciplined Value Fund as of the Valuation Date. The Board has determined that the interests of existing LifeSpan Growth Fund shareholders will not be diluted as a result of the Reorganization. For the reasons set forth below under "The Reorganization - Reasons for the Reorganization," the Board, including the directors who are not "interested persons" of Oppenheimer Series Fund, Inc., as that term is defined in the Investment Company Act, (the "Independent Directors"), has concluded that the Reorganization is in the best interests of LifeSpan Growth Fund and its shareholders and recommends approval of the Reorganization by LifeSpan Growth Fund shareholders. If the Reorganization is not approved, LifeSpan Growth Fund will continue in existence and the Board will determine whether to pursue alternative actions.

REASONS FOR THE REORGANIZATION

The Manager proposed to the Board a reorganization of LifeSpan Growth Fund into Disciplined Value Fund so that shareholders of LifeSpan Growth Fund may become shareholders of a larger but similar fund, which after such reorganization is anticipated to have lower expenses. The Board considered pro forma information which indicated the expense ratio of a combined fund would be lower than that of LifeSpan Growth Fund, as shown above under "Comparative Fee Table." In addition, the Board also considered information with respect to the historical performance of LifeSpan Growth Fund (since its inception in May, 1995) and Disciplined Value Fund (for the ten year period ending October 31, 1997). For the one year period ended October 31, 1997, the average annual returns for all classes were higher for Disciplined Value Fund than for LifeSpan Growth Fund.

The Board also considered that the Reorganization would be a tax free reorganization, and there would be no sales charge imposed in effecting the Reorganization. The Board concluded that the Reorganization would not result in dilution to shareholders of LifeSpan Growth Fund.

TAX CONSEQUENCES OF THE REORGANIZATION

In the opinion of KPMG Peat Marwick LLP, tax adviser to LifeSpan Growth Fund, the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. As a result, it is expected that no gain or loss will be recognized by either fund, or by the shareholders of either fund for Federal income tax purposes as a result of the Reorganization. For further information about the tax consequences of the Reorganization, see "Approval of the Reorganization - Tax Aspects" below.



INVESTMENT OBJECTIVES AND POLICIES

The investment objectives of the Funds are substantially the same. Each Fund seeks long-term capital appreciation. LifeSpan Growth Fund is an asset allocation fund, investing its assets among two broad classes of investments, stocks and bonds. Disciplined Value Fund will invest primarily in stocks under normal market conditions, using a quantitative value oriented investment discipline in combination with fundamental securities analysis. The investment policies of each Fund are substantially similar. The only major differences are that LifeSpan Growth Fund may lend its portfolio securities for the purpose of increasing income or raising cash for liquidity purposes. LifeSpan Growth Fund may invest up to 20% of its assets in debt securities, whereas Disciplined Value Fund may invest up to 10% of its assets in debt securities. Disciplined Value Fund may not purchase securities rated below B by Moody's or Standard & Poor's, whereas LifeSpan Growth Fund may invest in securities rated as low as C by Moody's or D by Standard & Poor's, and LifeSpan Growth Fund may invest in emerging market countries, CMOs and REMICs, stripped securities, asset-backed securities, structured notes, inverse floating rate instruments and small, unseasoned companies.

INVESTMENT ADVISORY AND DISTRIBUTION AND SERVICE PLAN FEES

INVESTMENT ADVISORY FEES. The terms and conditions of the investment advisory agreement of each Fund are similar. Both funds obtain investment management services from the Manager. The management fee is computed on the net asset value of each fund as of the close of business each day and payable monthly at the following annual rates: LifeSpan Growth Fund pays 0.85% of the average annual net assets up to $250 million and 0.75% of average annual net assets in excess of $250 million. Disciplined Value Fund pays 0.625% of the first $300 million of average annual net assets, 0.50% of the next $100 million of average annual net assets and 0.45% of average annual net assets in excess of $400 million. For
LifeSpan Growth Fund, the Manager employs Sub-Advisers, Babson- Stewart, BEA Associates ("BEA") and Pilgrim Baxter & Associates, Ltd. ("Pilgrim-Baxter"). Under its Investment Subadvisory Agreements with Babson-Stewart the Manager pays Babson-Stewart a monthly fee, at the following annual rates, which decline as the average annual net assets of that portion of the respective Fund's component allocated to Babson-Stewart grow: 0.75% of the first $10 million of average daily net assets allocated to Babson-Stewart,

0.625% of the next $15 million, 0.50% of the next $25 million and 0.375% of such assets in excess of $50 million. Under its Investment Subadvisory Agreements with BEA, the Manager pays BEA a quarterly fee at the following annual rates, which decline as the combined average daily net assets of the Fund allocated to BEA grow: 0.45% of the first $25 million of combined average daily net assets allocated to BEA, 0.40% of the next $25 million, 0.35% of the next $50 million and 0.25% of the assets in excess of $100 million. Under its Investment Subadvisory Agreements with Pilgrim Baxter, the Manager pays Pilgrim Baxter a monthly fee equal to 0.60% of the combined average daily net assets of the Fund allocated to Pilgrim Baxter.

DISTRIBUTION AND SERVICE FEES. LifeSpan Growth Fund and Disciplined Value Fund have both adopted Service Plans for their respective Class A shares. Both Service Plans provide for reimbursement to the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Under each plan, payment is made at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of each of the funds.

LifeSpan Growth Fund and Disciplined Value Fund have adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under which each fund pays the Distributor for its services in connection with distributing Class B and Class C shares and servicing accounts. Under each Plan, the funds pay the Distributor an asset-based sales charge of 0.75% per annum of Class B shares outstanding for six years or less and on Class C shares. The funds also pay the Distributor a service fee of 0.25% per annum, each of which is computed on the average annual net assets of Class B and Class C shares determined as of the close of each regular business day of each fund. The Distribution and Service Plans for Class B and Class C shares of LifeSpan Growth Fund and Class B and Class C shares of Disciplined Value Fund are compensation plans whereby payments by the funds are made at a fixed rate as specified above and the funds' payments are not limited to reimbursing the Distributor's costs. The terms of the respective Plans for each Fund are substantially the same.

PURCHASES, EXCHANGES AND REDEMPTIONS

Both LifeSpan Growth Fund and Disciplined Value Fund are part of the OppenheimerFunds complex of mutual funds. The procedures for purchases, exchanges and redemptions of shares of the funds are substantially the same. Shares of either fund may be exchanged for shares of the same class of other Oppenheimer funds offering such shares.

Both LifeSpan Growth Fund and Disciplined Value Fund have a maximum initial sales charge of 5.75% on Class A shares. Investors who purchase more than $1 million ($500,000 or more for purchases by "Retirement Plans" as defined in "Class A Contingent Deferred Sales Charge" in each fund's Prospectus) in Class A shares pay no initial sales charge but may have to pay a sales charge of up to 1% if shares are sold within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which shares are purchased. Each of the funds has a contingent deferred sales charge imposed on the proceeds of Class B shares redeemed within six years of buying them. The contingent deferred sales charge ("CDSC") varies depending on how long you hold your shares. Each of the funds has a contingent deferred sales charge of 1% imposed on the proceeds of Class C shares if redeemed within twelve months of their purchase. Class A, Class B and Class C shares of Disciplined Value Fund received in the Reorganization will be issued at net asset value, without a sales charge and no CDSC will be imposed on any LifeSpan Growth Fund shares exchanged for Disciplined Value Fund shares as a result of the Reorganization. However, any CDSC which applies to LifeSpan Growth Fund shares will continue to apply to Disciplined Value Fund shares received in the Reorganization. Services available to shareholders of both funds include purchase and redemption of shares through OppenheimerFunds AccountLink and PhoneLink (an automated telephone system), telephone redemptions, and exchanges by telephone to other Oppenheimer funds which offer Class A, Class B and Class C shares, and reinvestment privileges. Please see "Shareholder Services," below and each fund's Prospectus for further information.

                            PRINCIPAL RISK FACTORS

In evaluating whether to approve the Reorganization and invest in Disciplined Value Fund, shareholders should carefully consider the following risk factors, the information set forth in this Proxy Statement and Prospectus and the more complete description of risk factors set forth in the documents incorporated by reference herein, including the Prospectuses of the funds and their respective Statements of Additional Information.

STOCK INVESTMENT RISKS. All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks affect the value of both funds' investments, their investment performance, and the prices of their shares. Because both funds usually invest a substantial portion of their assets in stocks, the value of each fund's portfolio will be affected by changes in the stock markets. This market risk will affect each fund's net asset values per share, which will fluctuate as the values of the fund's portfolio securities change. Not all stock prices change uniformly or at the same time, and other factors can affect a particular stock's price (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted. Changes in the overall market conditions and prices can occur at any time. Because of the types of companies each fund invests in and the investment techniques used, some of which may be speculative, both funds are designed for those investors who are investing for the long-term and who are willing to accept greater risks of loss of their capital in the hope of achieving capital appreciation. Investing for capital appreciation entails the risk of loss of all or part of your principal.

INTEREST RATE RISKS. Debt securities are subject to changes in their values due to changes in prevailing interest rates. When prevailing interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Each Fund's share prices can go up or down when interest rates change because of the effect of the change on the value of the fund's portfolio of debt securities. Like LifeSpan Growth Fund, Disciplined Value Fund has the ability to invest up to 10% of it assets in high-yield securities however, as of its fiscal year ended October 31, 1997, Disciplined Value Fund held [no] high-yield securities. If Disciplined Value Fund were to invest in high-yield securities, those securities may be subject to greater market fluctuation and risk of loss of income and principal than lower yielding, investment grade securities. There are additional risks of investing in lower grade securities that are described in the prospectus for Disciplined Value Fund.

FOREIGN SECURITIES RISKS. There are risks of foreign investing that increase the risk of investing in both LifeSpan Growth Fund and in Disciplined Value Fund and also increase the operating costs of both funds. For example, foreign issuers are not required to use generally-accepted accounting principles. If foreign securities are not registered for sale in the U.S. under U.S. securities laws, the issuer does not have to comply with the disclosure requirements of U.S. laws, which are generally more stringent than foreign laws. The values of foreign securities investments will be affected by other factors, including exchange control regulations or currency blockage and possible expropriation or nationalization of assets. There are risks of changes in foreign currency values. Because LifeSpan Growth Fund and Disciplined Value Fund may purchase securities denominated in foreign currencies, a change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities of that Fund denominated in that currency. There may also be changes in governmental administration or economic or monetary policy in the U.S. or abroad that can affect foreign investing. In addition, it is generally more difficult to obtain court judgments outside the United States if that Fund has to sue a foreign broker or issuer. Additional costs may be incurred because foreign broker commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad. If assets of LifeSpan Growth Fund or Disciplined Value Fund are held abroad, the countries in which they are held and the sub-custodians holding them must be approved by the Fund's Board of Directors if such approval is required under SEC regulations. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information of both funds.

DERIVATIVE INVESTMENTS RISKS. Both funds may invest in a number of different kinds of "derivative" investments. In general, a "derivative" investment is a specially designed investment whose performance is linked to the performance of another investment or security. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. The performance of derivative investments may also be influenced by stock market and interest rate changes in the U.S. and abroad. All of this can mean that the fund may realize less principal or income from the investment than expected. Certain derivative investments held by the funds may trade in the over-the counter market and may be illiquid.

HEDGING INSTRUMENTS RISKS. Each fund may use certain hedging instruments. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the fund's return. Losses could also be experienced if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option. Options trading involves the payment of premiums and has special tax effects on the funds. There are also special risks in particular hedging strategies. If a covered call written by the fund is exercised on a security that has increased in value, the fund will be required to sell the security at the call price and will not be able to realize any profit if the security has increased in value above the call price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To limit its exposure in foreign currency exchange contracts, each Fund limits its exposure to the amount of its assets denominated in foreign currency. Interest rate swaps are subject to risk that the other party will fail to meet its obligations (or that the underlying issuer will fail to pay on time), as well as interest rate risks. A Fund could be obligated to pay more under its swap agreements than it received under them, as a result of interest rate changes.

LOWER-GRADE SECURITIES RISKS. The Funds can invest in high-yield, below investment grade debt securities (including both rated and unrated securities). These "lower-grade" securities are commonly known as "junk bonds". All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics and special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency. During an economic downturn, lower-grade securities might decline in value more than investment grade securities. For foreign lower-grade debt securities, these risks are in addition to the risks of investing in foreign securities, described above. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

EMERGING MARKETS RISKS. Investments in emerging market countries may involve risks in addition to those identified above for investments in foreign securities. Securities issued by emerging market countries and by companies located in those countries may be subject to extended settlement periods, and a Fund might not receive principal and/or income on a timely basis. Its net asset values could be affected. Emerging market countries may have smaller, less well-developed markets and exchanges; there may be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange rates may be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there may be significant balance of payment deficits; and their economies and markets may respond in a more volatile manner to economic changes than those of developed countries.

                        APPROVAL OF THE REORGANIZATION
                                (THE PROPOSAL)

REASONS FOR THE REORGANIZATION

At a meeting of the Board of Directors of Oppenheimer Series Fund, Inc. (the "Board") held December 11, 1997, the Directors reviewed and discussed materials relevant to the proposed Reorganization. The Board, including the Independent Directors, unanimously approved the Reorganization and recommended to shareholders of LifeSpan Growth Fund that they approve the Reorganization. Both funds offer Class A, Class B and Class C shares and the terms and conditions of their offer, sale, redemption and exchange, distribution arrangements, expenses borne separately by each class and other related matters are essentially the same. The Board considered that this will facilitate an exchange. In the reorganization, Class A, Class B and Class C shareholders of LifeSpan Growth Fund will receive Class A, Class B and Class C shares, respectively, of Disciplined Value Fund.

In considering the proposed Reorganization, the Board reviewed information which demonstrated that LifeSpan Growth Fund is a much smaller fund, with $59.9 million in net assets as of October 31, 1997. In comparison, Disciplined Value Fund had $556.3 million of net assets as of October 31, 1997. It is not anticipated that LifeSpan Growth Fund will increase substantially in size in the near future. After the reorganization, the shareholders of LifeSpan Growth Fund will be shareholders of a larger fund and will likely incur lower operating, transfer agency and other expenses. Thus economies of scale may benefit shareholders of LifeSpan Growth Fund.

Among several other factors, the Board focused on the investment objectives of the two funds. Oppenheimer LifeSpan Growth Fund seeks long-term capital appreciation. It invests in strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration. Disciplined Value Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration for Disciplined Value Fund. Both funds are expected to invest a substantial portion of their assets in stocks. The investment techniques and strategies for the funds are similar with respect to purchasing equity securities, debt securities, derivatives, hedging instruments, illiquid securities, convertible securities, and warrants and rights. The only major differences between the Funds regarding permitted investments is LifeSpan Growth Fund has the ability to invest in mortgage-backed securities, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") (including CMOs and REMICs that are stripped); asset-backed securities; structural notes and inverse floating rate instruments and small, unseasoned companies. LifeSpan Growth Fund may also lend its portfolio securities for the purpose of increasing income or raising cash for liquidity purposes. Accordingly, the Board determined that investment objectives and techniques were comparable.

The Board, in reviewing financial information, considered the investment advisory fee rate of both funds (also known as the "management fee rate"). LifeSpan Growth Fund's management fee for its fiscal year ended October 31, 1997 was 0.85% of average annual net assets for Class A, Class B and Class C shares. The management fee rates of Disciplined Value Fund are 0.625% of the first $300 million of average annual net assets; 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million. Disciplined Value Fund's management fee for the fiscal year ended October 31, 1997 was 0.58% of the average annual net assets for Class A, Class B and Class C shares. The management fee rate for each Fund is discussed under "Investment Advisory and Distribution and Service Plan Fees," above. If the two funds were combined, shareholders of Disciplined Value Fund would have a reduced management fee of approximately 0.57% for Class A, Class B and Class C shares. The Board considered pro forma information which indicated that the expense ratio of a combined fund would therefore be lower than that of LifeSpan Growth Fund.

In addition to the above, the Board also considered information with respect to the historical performance of LifeSpan Growth Fund and Disciplined Value Fund, including the performance information contained in Exhibit B to this Proxy Statement. During the time period that LifeSpan Growth Fund has been in existence, its performance has been well below the performance of Disciplined Value Fund.

The Board also considered that the Reorganization is expected to be a tax free reorganization, and there would be no sales charge imposed in effecting the Reorganization. The Board concluded that the Reorganization would not result in a dilution of the interests of existing shareholders of LifeSpan Growth Fund.

THE REORGANIZATION

The Reorganization Agreement (a copy of which is set forth in full as Exhibit A to this Proxy Statement and Prospectus) contemplates a reorganization under which (i) all of the assets of LifeSpan Growth Fund (other than the cash reserve described below (the "Cash Reserve") will be transferred to Disciplined Value Fund in exchange for Class A, Class B and Class C shares of Disciplined Value Fund, (ii) these shares will be distributed among the shareholders of LifeSpan Growth Fund in complete liquidation of LifeSpan Growth Fund, (iii) the outstanding shares of LifeSpan Growth Fund will be canceled. Disciplined Value Fund will not assume any of LifeSpan Growth Fund's liabilities except for portfolio securities purchased which have not settled and outstanding shareholder redemption and dividend checks.

The result of effectuating the Reorganization would be that: (i) Disciplined Value Fund will add to its gross assets all of the assets (net of any liability for portfolio securities purchased but not settled and outstanding shareholder redemption and dividend checks) of LifeSpan Growth Fund other than its Cash Reserve; and

(ii) the shareholders of LifeSpan Growth Fund as of the close of business on the Closing Date will become shareholders of either Class A, Class B or Class C shares of Disciplined Value Fund.

Shareholders of LifeSpan Growth Fund who vote their Class A, Class B and Class C shares in favor of the Reorganization will be electing in effect to redeem their shares of LifeSpan Growth Fund (at net asset value on the Valuation Date referred to below under "Method of Carrying Out the Reorganization Plan," calculated after subtracting the Cash Reserve) and reinvest the proceeds in Class A, Class B or Class C shares of Disciplined Value Fund at net asset value without sales charge and without recognition of taxable gain or loss for Federal income tax purposes (see "Tax Aspects of the Reorganization" below). The Cash Reserve is that amount retained by LifeSpan Growth Fund which is deemed sufficient in the discretion of the Board for the payment of: (a) LifeSpan Growth Fund's expenses of liquidation, and (b) its liabilities, other than those assumed by Disciplined Value Fund. LifeSpan Growth Fund and Disciplined Value Fund will bear all of their respective expenses associated with the
Reorganization, as set forth under "Costs of the Solicitation and the Reorganization" above. Management estimates that such expenses associated with the Reorganization to be borne by LifeSpan Growth Fund will not exceed $32,217.00. Liabilities as of the date of the transfer of assets will consist primarily of accrued but unpaid normal operating expenses of LifeSpan Growth Fund, excluding the cost of any portfolio securities purchased but not yet settled and outstanding shareholder redemption and dividend checks. See "Method of Carrying Out the Reorganization Plan" below.

The Reorganization Agreement provides for coordination between the funds as to their respective portfolios so that, after the closing, Disciplined Value Fund will be in compliance with all of its investment policies and restrictions. In that regard, the Manager does not anticipate selling more than 50% of the existing securities in the LifeSpan Growth Fund portfolio. LifeSpan Growth Fund will recognize capital gain or loss on any sales made prior to the Reorganization pursuant to this paragraph.

TAX ASPECTS OF THE REORGANIZATION

Immediately prior to the Valuation Date referred to in the Reorganization Agreement, LifeSpan Growth Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to LifeSpan Growth Fund's shareholders all of LifeSpan Growth Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carry-forward). Such dividends will be included in the taxable income of LifeSpan Growth Fund's shareholders as ordinary income and capital gain, respectively.

The exchange of the assets of LifeSpan Growth Fund for Class A, Class B and Class C shares of Disciplined Value Fund and the assumption by Disciplined Value Fund of certain liabilities of LifeSpan Growth Fund is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). LifeSpan Growth Fund has represented to KPMG Peat Marwick LLP, tax adviser to LifeSpan Growth Fund, that there is no plan or intention by any Fund shareholder who owns 5% or more of LifeSpan Growth Fund's outstanding shares, and, to LifeSpan Growth Fund's best knowledge, there is no plan or intention on the part of the remaining LifeSpan Growth Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of Disciplined Value Fund Class A, Class B or Class C shares received in the transaction that would reduce LifeSpan Growth Fund shareholders' ownership of Disciplined Value Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all the formerly outstanding LifeSpan Growth Fund shares as of the same date. Disciplined Value Fund and LifeSpan Growth Fund have each represented to KPMG Peat Marwick LLP, that, as of the Closing Date, it will qualify as a regulated investment company or will meet the diversification test of Section 368(a)(2)(F)(ii) of the Code.

As a condition to the closing of the Reorganization, Disciplined Value Fund and LifeSpan Growth Fund will receive the opinion of KPMG Peat Marwick LLP to the effect that, based on the Reorganization Agreement, the above representations, existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for Federal income tax purposes:

1. The transactions contemplated by the Reorganization Agreement will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1)(c) of the Code.

2. LifeSpan Growth Fund and Disciplined Value Fund will each qualify as "a party to a reorganization" within the meaning of Section 368(b) of the Code.

3. No gain or loss will be recognized by the shareholders of LifeSpan Growth Fund upon the distribution of Class A, Class B or Class C shares of beneficial interest in Disciplined Value Fund to the shareholders of LifeSpan Growth Fund pursuant to Section 354(a)(1) of the Code.

4. Under Section 361(a) of the Code no gain or loss will be recognized by LifeSpan Growth Fund by reason of the transfer of its assets solely in exchange for Class A, Class B or Class C shares of Disciplined Value Fund.

5. Under Section 1032(a) of the Code no gain or loss will be recognized by Disciplined Value Fund by reason of the transfer of LifeSpan Growth Fund's assets solely in exchange for Class A, Class B or Class C shares of Disciplined Value Fund.

6. The shareholders of LifeSpan Growth Fund will have the same tax basis and holding period for the shares of beneficial interest in Disciplined Value Fund that they receive as they had for LifeSpan Growth Fund stock that they previously held, pursuant to Sections 358(a)(1) and 1223(1) of the Code, respectively.

7. The securities transferred by LifeSpan Growth Fund to Disciplined Value Fund will have the same tax basis and holding period in the hands of Disciplined Value Fund as they had for LifeSpan Growth Fund, pursuant to Sections 362(b) and 1223(2) of the Code, respectively.

Shareholders of LifeSpan Growth Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Reorganization, shareholders of LifeSpan Growth Fund should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION TABLE (UNAUDITED)

The table below sets forth the capitalization of LifeSpan Growth Fund and Disciplined Value Fund and indicates the pro forma combined capitalization as of October 31, 1997 as if the Reorganization had occurred on that date.

OCTOBER 31, 1997
                                                                    NET ASSET
                                                  SHARES            VALUE
                                NET ASSETS        OUTSTANDING       PER SHARE

Oppenheimer LifeSpan Growth Fund
     Class A                    $53,318,387       3,900,030         $13.67
     Class B                    $ 5,390,939         395,745         $13.62
     Class C                    $ 1,209,468          89,402         $13.53

Oppenheimer Disciplined Value Fund
     Class A                    $371,809,526      15,948,062        $23.31
     Class B                    $ 83,290,683       3,572,324        $23.32
     Class C                    $ 10,243,102         444,018        $23.07
     Class Y                    $ 90,993,681       3,898,705        $23.34

Oppenheimer Disciplined Value Fund
(Pro Forma Surviving Fund)
     Class A                    $425,127,913      18,235,423        $23.31
     Class B                    $ 88,681,622       3,803,496        $23.32

     Class C                    $ 11,452,570         496,444        $23.07
     Class Y                    $ 90,993,681       3,898,705        $23.34


Reflects issuance of 2,287,361 of Class A shares, 231,172 of Class B shares and 52,426 of Class C shares of Disciplined Value Fund in a tax-free exchange for the net assets of LifeSpan Growth Fund, aggregating $59,918,794.

The pro forma ratio of expenses to average annual net assets of the Class A shares at October 31, 1997 would have been 1.06%. The pro forma ratio of expenses to average net assets of Class B shares at October 31, 1997 would have been 1.84%. The pro forma ratio of expenses to average net assets of Class C shares at October 31, 1997 would have been 1.85%. The pro forma ratio of expenses to average net assets of Class Y shares at October 31, 1997 would have been 0.75%.

                              COMPARISON BETWEEN
                             LIFESPAN GROWTH FUND
                          AND DISCIPLINED VALUE FUND

Information about LifeSpan Growth Fund and Disciplined Value Fund is presented below. Additional information about Disciplined Value Fund is set forth in its Prospectus, accompanying this Proxy Statement and Prospectus, and additional information about both funds is set forth in documents that may be obtained upon request of the transfer agent or upon review at the offices of the SEC. See "Additional Information - Public Information."



INVESTMENT OBJECTIVES AND POLICIES

DISCIPLINED VALUE FUND

Disciplined Value Fund seeks long term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. Under normal circumstances, most of the fund's assets will be invested in stocks. The Manager chooses stock investments for the fund using a quantitative value oriented investment discipline in combination with fundamental securities analysis. A stock may have a low price-earnings ratio (for example, below the price-earnings ratio of the S&P 500 Index) because it is out-of-favor in the market. When an out-of-favor company demonstrates better earnings than what most analysts were expecting, this is referred to as a favorable earnings surprise. This may cause market analysts and investors to reevaluate the issuer's earnings expectations and the price-earnings multiple, which in turn may cause the company's stock price to increase in value.

As stocks with low price-earnings ratios and favorable earnings surprises are identified, the Manager uses fundamental securities analysis to select individual stocks for the fund. When the price-earnings ratio of a stock held by Disciplined Value Fund moves significantly above the multiple of the overall stock market, or the company reports a material earnings disappointment, the fund will normally sell the stock.

Disciplined Value Fund may invest the remainder of its net assets (up to 10% under normal circumstances) in U.S. Government securities and corporate debt obligations, including convertible bonds, which may be rated as low as B by Moody's Investors Service, Inc. ("Moody's"), Standard and Poor's Corporation ("Standard & Poor's"), Fitch Investors Service, Inc., Duff & Phelps, Inc. or another nationally recognized statistical rating organization. The Statement of Additional Information for Disciplined Value Fund contains a more detailed discussion of the debt securities the fund may invest in. Under normal market conditions, the fund may maintain up to 15% of its net assets in cash and cash equivalent investments. When market conditions are unstable, the fund may invest without limit in high-quality short-term debt securities for temporary defensive purposes.

Consistent with the foregoing policies, Disciplined Value Fund may invest to a limited degree in securities of foreign issuers, including issuers in developing countries.

LIFESPAN GROWTH FUND

LifeSpan Growth Fund seeks long-term capital appreciation. Current income is not a primary consideration. The Fund is an asset allocation fund and seeks to achieve its investment objective by allocating its assets among two broad classes of investments-stocks and bonds. The stock class includes equity securities of many types. The bond class includes several varieties of fixed-income instruments. Allocating assets among different types of investments allows the Fund to take advantage of a greater variety of investment opportunities than funds that invest in only one asset class, but also subjects the Fund to the risks of those types of investments.

The Manager has the ability to allocate the Fund's assets within specified ranges. The Fund's normal allocation indicates the benchmark for its combination of investments in each asset class over time. As market and economic conditions change, however, the Manager may adjust the asset mix between the stock and bond classes within a normal asset allocation range as long as the relative risk and return characteristics of the the Fund remains distinct and the Fund's investment objective is preserved. The Manager will review normal allocations between the stock and bond classes quarterly and, if necessary, will rebalance the investment allocation at that time. Additional adjustments may be made if an asset allocation shift of 5% or more is warranted. For a further discussion of the Fund's normal allocation among the various asset classes, please refer to the LifeSpan Growth Fund prospectus.

The securities in which Disciplined Value Fund and LifeSpan Growth Fund may invest are summarized below. Both funds invest in substantially the same types of securities and have similar restrictions. When investing its assets Disciplined Value Fund may not invest more than 5% of its total assets in securities other than United States Government or Government agency securities in any one issuer or more than 15% of the fund's total assets in any one bank. LifeSpan Growth Fund with respect to 75% of its total assets, cannot purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

PERMITTED INVESTMENTS BY BOTH LIFESPAN GROWTH FUND AND DISCIPLINED VALUE FUND

STOCK INVESTMENTS

Both Disciplined Value Fund and LifeSpan Growth Fund each normally invest a substantial portion of their assets in stocks. Therefore, the value of each fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect each fund's net asset values per share, which will fluctuate as the values of each fund's portfolio securities change. The types of securities each fund purchases are described below. Each fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the fund's assets in any one industry or sector.

Because of the types of securities each fund invests in and the investment techniques each fund uses, some of which may be speculative, both Disciplined Value Fund and LifeSpan Growth Fund are designed for investors who are investing for the long-term and who are willing to accept greater risks of loss of their investment in the hope of achieving capital appreciation. Neither fund is intended for investors seeking assured income and preservation of capital. Investing for capital appreciation entails the risk of loss of all or part of your investment. Because changes in securities market prices can occur at any time, there is no assurance that either fund will achieve its investment objective, and when you redeem your shares, they may be worth more or less than what you paid for them.



FOREIGN SECURITIES

Each Fund may purchase equity securities issued by foreign companies and debt securities issued or guaranteed by foreign governments or their agencies. Each Fund may purchase securities of companies located in any country, developed or underdeveloped. Investments in securities of issuers in underdeveloped countries or countries that have emerging markets generally may offer greater potential for gain but involve more risk and may be considered highly speculative. As a matter of fundamental policy, Disciplined Value Fund may not invest more than 10% of its total assets in foreign securities, except that the fund may invest up to 25% of its total assets in foreign equity and debt securities that are (i) issued, assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on The New York Stock Exchange. Disciplined Value Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

There are special risks in investing in foreign securities. More information about the risks and potential rewards of investing in foreign securities is described above in the section entitled "Principal Risk Factors" and is contained in each fund's respective Statement of Additional Information.

CONVERTIBLE SECURITIES

Both funds may invest in convertible securities. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price's declines. They generally pay less income than non-convertible bonds. The Manager generally analyzes these investments from the perspective of the growth potential of the underlying stock and treats them as "equity substitutes."

PORTFOLIO TURNOVER

A change in the securities held by either fund is known as "portfolio turnover." Neither Fund ordinarily engages in short-term trading to try to achieve its objective. For each fund's portfolio turnover rate, see "Financial Highlights" in each fund's respective Prospectus or Annual Report.

Portfolio turnover affects brokerage costs, dealer markups and other transaction costs, and may result in Disciplined Value Fund and LifeSpan Growth Fund's realization of capital gains or losses for tax purposes. It may also affect either fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code for tax deductions for dividends and capital gains distributions either fund pays to shareholders. Both funds qualified in their last fiscal year and intend to do so in the coming year, although both funds reserve the right not to qualify.

HEDGING

Both funds may purchase and sell certain kinds of futures contracts, forward contracts, and options on futures and broadly- based stock indices. Both Funds may write covered call options on securities, stock indices and foreign currency. These are all referred to as "hedging instruments." Neither Fund uses hedging instruments for speculative purposes, and both have limits on the use of them, described below. The hedging instruments the funds may use are described below and in greater detail in "Other Investment Techniques and Strategies"
section in each fund's respective Statement of Additional Information.

Both funds may use hedging instruments for a number of purposes. Each fund may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Each fund may do so to try to manage its exposure to changing interest rates. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the funds' exposure to the securities market.

Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. Both funds may use them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and foreign currency. Both funds limit their exposure in foreign currency exchange contracts in a particular foreign currency to the amount of their respective assets denominated in that currency or in a closely-correlated currency. Writing covered call options may also provide income to the funds for liquidity purposes or to raise cash to distribute to shareholders.

Disciplined Value Fund may buy and sell futures contracts that relate to broadly-based stock indices (these are referred to as Stock Index Futures) or foreign currencies (these are called Forward Contracts and are discussed below).

LifeSpan Growth Fund may buy and sell futures contracts for hedging and non-hedging purposes that relate to (1) foreign currencies ("Forward Contracts"), (2) financial indices, such as U.S. or foreign government securities indices, corporate debt securities indices or equity securities indices (these are referred to as Financial Futures), and (3) interest rates (these are referred to as Interest Rate Futures).

Both funds may write (that is, sell) covered call options. Each call the funds write must be "covered" while it is outstanding. That means the funds must own the investment on which the call was written or each fund must own other securities that are acceptable for the escrow arrangements required for calls. The funds may write calls on futures contracts each fund owns, but these calls must be covered by securities or other liquid assets each fund owns and segregated to enable it to satisfy each fund's obligations if the call is exercised. After the Disciplined Value Fund writes a call, not more than 20% of its assets may be subject to calls. When either fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the respective fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the respective fund keeps the cash premium (and the investment).

LifeSpan Growth Fund may purchase put options on Futures. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. LifeSpan Growth Fund may sell a put on Futures, but only if the puts are covered by segregated liquid assets.

LifeSpan Growth Fund may sell covered call options that are traded on U.S. or foreign securities or commodity exchanges or are traded in the over-the-counter markets. In the case of foreign currency options, they may be quoted by major recognized dealers in those options. Options traded in the over-the-counter market may be "illiquid," and therefore may be subject to the Fund's restrictions on illiquid investments.

Both Funds may enter into interest rate swaps both for hedging and to seek to increase total return. In an interest rate swap, a Fund and another party exchange their right to receive, or their obligation to pay, interest on a security. For example, they may swap a right to receive floating rate interest payments for fixed rate payments. The Fund enters into swaps only on a net basis, which means the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. LifeSpan Growth Fund will segregate liquid assets of any type (such as cash, U.S. Government, equity or debt securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

Hedging instruments can be volatile investments and may involve special risks which are described above in the section entitled "Principal Risk Factors." Options trading involves the payment of premiums and has special tax effects on either fund. There are also special risks in particular hedging strategies. If a covered call written by either fund is exercised on an investment that has increased in value, either fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that either fund may be required to buy the underlying security at a disadvantageous price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. These risks are described in greater detail in each fund's respective Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES

To raise cash for liquidity purposes, LifeSpan Growth Fund may lend its portfolio securities to brokers, dealers and other financial institutions.
LifeSpan Growth Fund restricts loans of securities wherein the value of the securities loaned exceeds 33 1/3% of the value of its total assets. These loans are subject to the conditions in LifeSpan Growth Fund's Statement of Additional Information. LifeSpan Growth Fund presently does not intend to lend its portfolio securities, but if it does, the value of the securities borrowed is not expected to exceed 5% of its total assets.

ILLIQUID AND RESTRICTED SECURITIES

Both of the funds may invest in illiquid and restricted securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The funds will not invest more than 10% of their net assets in illiquid or restricted securities (each fund's Board may increase that limit to 15% of net assets). The funds' percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers.

DERIVATIVE INVESTMENTS

LifeSpan Growth Fund and Disciplined Value Fund can each invest in a number of different kinds of "derivative investments." Each fund may use some types of derivatives for hedging purposes, and may invest in others because they offer the potential for increased income. In general, a "derivative investment" is a specially-designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The funds may not purchase or sell physical commodities; however, the funds may purchase and sell foreign currency in hedging transactions. This policy also does not prevent the funds from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities. In the broadest sense, derivative investments include exchange-traded options and futures contracts (please refer to "Hedging," above). Investing in derivative investments involves certain risks which are described above in the section entitled "Principal Risk Factors."

REPURCHASE AGREEMENTS

Each of the funds may enter into repurchase agreements. Neither of the funds will enter into repurchase agreements that will cause more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days (that limit may be increased to 15% by either fund's Board). However, if the vendor fails to pay the resale price on the delivery date, the funds may experience costs in disposing of the collateral and losses if there is any delay in doing so.

WARRANTS AND RIGHTS

Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Both funds may invest up to 5% of their total assets in warrants or rights. That 5% limitation does not apply to warrants either fund may acquire as part of units with other securities or that are attached to other securities. No more than 2% of either fund's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The American Stock Exchange. For further details, see "Warrants and Rights" in each fund's respective Statement of Additional Information.

"WHEN-ISSUED" AND DELAYED DELIVERY TRANSACTIONS

Both funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to the fund if the value of the security declines prior to the settlement date.

DEBT INSTRUMENTS

Under normal market conditions, Disciplined Value Fund may invest some of its assets (normally up to 10%) in debt securities. LifeSpan Growth Fund may also invest its assets (normally up to 20%) in debt securities. Some debt instruments the funds may invest include the following:

U.S. GOVERNMENT SECURITIES

Both funds may invest in U.S. Government Securities which include debt securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, and mortgage participation certificates guaranteed by the Government National Mortgage Association are supported by the full faith and credit of the U.S. Government, which in general terms means that the U.S. Treasury stands behind the obligation to pay principal and interest.

The value of U.S. Government Securities will fluctuate until they mature depending on prevailing interest rates. Because the yields on U.S. Government Securities are generally lower than on corporate debt securities, when the funds hold U.S. Government Securities each may attempt to increase the income it can earn from them by writing covered call options against them, when market conditions are appropriate. Writing covered calls is explained above, under "Hedging."

LOWER-GRADE DEBT SECURITIES

Both funds may also invest in "lower-grade" debt securities which generally offer higher income potential than investment grade securities. "Lower-grade" securities are those rated below "BBB" by Standard & Poor's Ratings Group ("Standard & Poor's") or "Baa" by Moody's Investors Services, Inc. ("Moody's") or similar ratings given by other domestic or foreign rating organizations, or securities that are not rated by a nationally-recognized rating organization but the Manager judges them to be comparable to lower-rated securities. Disciplined Value Fund will not purchase securities rated below B by Moody's or Standard & Poor's. Disciplined Value Fund may retain securities whose ratings fall below B after purchase unless and until the Manager determines that disposing of such securities is in the fund's best interest.

LifeSpan Growth Fund may invest in securities rated as low as "D" by Standard & Poor's or "C" by Moody's.

TEMPORARY DEFENSIVE INVESTMENTS

Each fund may invest substantial amounts of its assets in debt securities when market conditions are unstable. Such debt securities include rated or unrated bonds and debentures, cash equivalents and money market instruments, commercial paper rated "A-1" or better by Standard & Poor's or "P-1" or better by Moody's, or U.S. government securities. It is expected that at the time of purchase, debt securities that would make up the fund's temporary defensive investments would be rated BBB or above by S&P or Baa or above by Moody's or another nationally recognized statistical rating organization or if unrated, of comparable quality as determined by the Manager.

ADRS, EDRS AND GDRS. Each fund may invest in ADRs, EDRs and GDRs. ADRs are receipts issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign corporations. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. To the extent a Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service that ADR, there may be an increased possibility that the Fund would not become aware of and be able to respond in a timely manner to corporate actions such as stock splits or rights offerings involving the foreign issuer. A Fund may also invest in EDRs and GDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

EURODOLLARS AND YANKEE DOLLARS. Both funds may also invest in obligations of foreign branches of U.S. banks (denominated in Eurodollars) and U.S. branches of foreign banks ("Yankee dollars") as well as foreign branches of foreign banks. These investments involve risks that are different from investment in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

INVESTING IN EMERGING MARKET COUNTRIES. Babson-Stewart Ivory International ("Babson-Stewart"), as the Subadviser to the international component of LifeSpan Growth Fund, may invest a portion of that Fund's assets in companies located in emerging countries. The Subadviser considers emerging countries to include any country that is defined as an emerging or developing economy by the International Bank for Reconstruction and Development, the International Finance Committee, The United Nations or its authorities, or the MSCI Emerging Markets Index. There are special risks investing in emerging markets, discussed in "Investment Risks," above.

MORTGAGE-BACKED SECURITIES, CMOS AND REMICS. Certain mortgage-backed securities, whether issued by the U.S. Government or by private issuers, "pass-through" to investors the interest and principal payments generated by a pool of mortgages assembled for sale by government agencies. Pass-through mortgage-backed securities entail the risk that principal may be repaid at any time because of prepayments on the underlying mortgages. That may result in greater price and yield volatility than traditional fixed-income securities that have a fixed maturity and interest rate.

LifeSpan Growth Fund may invest in collateralized mortgage obligations ("CMO"s), which generally are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities, and in real estate mortgage investment conduits ("REMICs"). Payment of the interest and principal generated by the pool of mortgages on CMOs and REMICs are passed through to the holders as the payments are received. CMOs and REMICs are issued with a variety of classes or series which have different maturities. Certain CMOs and REMICs may be more volatile and less liquid than other types of mortgage-related securities, because of the possibility of the prepayment of principal due to prepayments on the underlying mortgage loans. The Fund does not intend to acquire "residual" interests in REMICs.

"STRIPPED" SECURITIES. LifeSpan Growth Fund may also invest in CMOs and REMICs that are "stripped." That means that the security is divided into two parts, one of which receives some or all of the principal payments (and is known as a "principal-only" security or "P/O") and the other which receives some or all of the interest (and is known as an "interest-only" security, or "I/O"). P/Os and I/Os are generally referred to as "derivative investments," discussed further below.

The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, LifeSpan Growth Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

Private-issuer   stripped   securities  are  generally  purchased  and  sold  by
institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, most private-issuer stripped securities may be deemed "illiquid." If LifeSpan Growth Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment policy limiting investments in illiquid securities to 15% of the Fund's net assets, discussed below.

ASSET-BACKED SECURITIES. LifeSpan Growth Fund may invest in "asset-backed" securities. These represent interests in pools of consumer loans and other trade receivables, similar to mortgage-backed securities. They are issued by trusts and "special purpose corporations." They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the LifeSpan Growth Fund. These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's value. These securities present special risks. For example, in the case of credit card receivables, the issuer of the security may have no security interest in the related collateral.

STRUCTURED NOTES. LifeSpan Growth Fund may invest in structured notes. A structured note is a debt security having an interest rate or principal repayment requirement based on the performance of a benchmark asset or market, such as stock prices, currency exchange rates or commodity prices. They provide exposure to the benchmark market while fixing the maximum loss if that market does not perform as expected. Depending on the terms of the note, LifeSpan Growth Fund could forego all or part of the interest and principal that would be payable on a comparable conventional note, and the Fund's loss could not exceed that amount. The Fund does not intend to invest more than 5% of its net assets in structured notes.

INVERSE FLOATING RATE INSTRUMENTS. LifeSpan Growth Fund may invest in inverse floating rate debt instruments ("inverse floaters"), including leveraged inverse floaters and inverse floating rate mortgage-backed securities, such as inverse floating rate "interest only" stripped mortgage-backed securities. The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

SMALL, UNSEASONED COMPANIES. LifeSpan Growth Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the price of these securities may be volatile.

INVESTMENT RESTRICTIONS

LifeSpan Growth Fund and Disciplined Value Fund have certain investment restrictions that, together with their investment objectives, are fundamental policies, changeable only by shareholder approval. Set forth below is a summary of these investment restrictions which are different for each fund. Other investment restrictions for each fund are substantially the same:

Under these fundamental policies, LifeSpan Growth Fund cannot do the following:

LifeSpan Growth Fund cannot purchase any securities on margin (except that the Company may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

LifeSpan Growth Fund may not invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

LifeSpan Growth Fund cannot borrow money, except for emergency or extraordinary purposes including (i) from banks for temporary or short-term purposes or for the clearance of transactions, in amounts not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value,
(ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Investment Company Act. For purposes of this investment restriction, mortgage dollar rolls, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

LifeSpan Growth Fund cannot purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities. The Fund has undertaken, as a matter of non-fundamental policy, to apply this restriction to 25% or more of their assets.

With respect to 75% of its total assets, LifeSpan Growth Fund cannot purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

LifeSpan Growth Fund cannot make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33-1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed bonds, debentures or other similar obligations.

LifeSpan Growth Fund may not act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

LifeSpan Growth cannot purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

LifeSpan Growth Fund cannot purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

LifeSpan Growth Fund cannot issue senior securities, except as permitted above.

Under  these  fundamental  policies,   Disciplined  Value  Fund  cannot  do  the
following:

Disciplined Value Fund cannot borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or make investments in portfolio securities while such outstanding borrowings exceed 5% of its total assets;

Disciplined Value Fund cannot allow its current obligations under reverse repurchase agreements, together with borrowings, to exceed 1/3 of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements);

Disciplined Value Fund cannot invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that this limitation shall not apply to the purchase of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

Disciplined Value Fund cannot (a) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities (other than United States Government or Government agency securities) of any one issuer (including repurchase agreements with any one bank or dealer) or more than 15 percent of its total assets in the obligations of any one bank; and (b) Disciplined Value Fund cannot purchase more than either (i) 10 percent in principal amount of the outstanding debt securities of an issuer, or (ii) 10 percent of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements;

Disciplined Value Fund cannot purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that such portfolio may: (1) purchase securities of issuers which invest or deal an any of the above and (2) invest for hedging purposes in futures contracts on securities, financial instruments and indices, and foreign currency, as are approved for trading on a registered exchange;

Disciplined Value Fund cannot make loans, except that it may (1) lend portfolio securities in accordance with its investment policies up to 33 1/3% of its total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities;

Disciplined Value Fund cannot mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except as may be necessary in connection with borrowings, and then such mortgaging, pledging or hypothecating may not exceed 10 percent of its total assets, taken at market value at the time thereof;

Disciplined Value Fund cannot issue senior securities, except as permitted above;

Alone, or together with any other portfolio or portfolios, Disciplined Value Fund cannot make investments for the purpose of exercising control over, or management of, any issuer;

Disciplined Value Fund cannot purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than the customary broker's commission is involved and only if immediately thereafter not more than 10 percent of Disciplined Value Fund's total assets, taken at market value, would be invested in such securities;

Disciplined Value Fund cannot purchase any securities on margin (except that the Company may obtain such short- term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position;

Disciplined Value Fund cannot underwrite securities of other issuers except insofar as the Company may be deemed an underwriter under the 1933 Act in selling portfolio securities;

Disciplined   Value  Fund  cannot  write,   purchase  or  sell  puts,  calls  or
combinations thereof, except that covered call options may be written;

Disciplined Value Fund cannot invest in securities of foreign issuers if at the time of acquisition more than 10 percent of its total assets, taken at market value at the time of the investment, would be invested in such securities. However, up to 25 percent of the total assets of such portfolio may be invested in the aggregate in such securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or
(iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange; and

Disciplined Value Fund cannot invest more than 10 percent in the aggregate of the value of its total assets in repurchase agreements maturing in more than seven days, time deposits maturing in more than 2 days, portfolio securities which do not have readily available market quotations and all other illiquid assets.

Unless the prospectus of the Fund states that a percentage restriction applies on an ongoing basis, it applies only at the time that fund makes an investment and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

DESCRIPTION OF BROKERAGE PRACTICES

The brokerage practices of the funds are the same. Subject to the provisions of each fund's advisory agreement, the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of each advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers and the Manager. Transactions in securities other than those for which an exchange in the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market and are otherwise paid only if it appears likely that a better price or execution can be obtained.

When either fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

The research services provided by a particular broker may be useful to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to either fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Directors permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board also permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was not executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and enabling the Manager to obtain market information for the valuation of securities held in each fund's portfolio or being considered for purchase.

The Board of Directors, including the "independent" directors of the Funds, (those who are not "interested persons" as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Investment Advisory Agreement or Distribution Plan described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.

Please refer to the Statement of Additional Information for each fund for further information on each fund's brokerage practices.

EXPENSE RATIOS AND PERFORMANCE

The ratio of expenses to average annual net assets for LifeSpan Growth Fund for the fiscal year ended October 31, 1997 was 1.50% for Class A, 2.27% for Class B and 2.29% for Class C shares. The ratio of expenses to average annual net assets for Disciplined Value Fund for the fiscal year ended October 31, 1997, for its Class A, Class B, Class C and Class Y shares (on an annualized basis) were 1.06%, 1.84%, 1.85% and 0.75%, respectively. Further details are set forth above under "Comparative Fee Table", and in LifeSpan Growth Fund's Annual Report as of October 31, 1997, and Disciplined Value Fund's Annual Report as of October 31, 1997, which are included in the Statement of Additional Information. The performance of the funds for the 1,3,5 and 10 year periods ended October 31, 1997 is set forth in Exhibit B.

SHAREHOLDER SERVICES

The policies of LifeSpan Growth Fund and Disciplined Value Fund with respect to minimum initial investments and subsequent investments by its shareholders are the same. Both LifeSpan Growth Fund and Disciplined Value Fund offer the following privileges: (i) Right of Accumulation, (ii) Letter of Intent, (iii) reinvestment of dividends and distributions at net asset value, (iv) net asset value purchases by certain individuals and entities, (v) Asset Builder (automatic investment) Plans, (vi) Automatic Withdrawal and Exchange Plans for shareholders who own shares of the fund valued at $5,000 or more, (vii) AccountLink and PhoneLink arrangements, (viii) exchanges of shares for shares of the same class of certain other funds at net asset value, and (ix) telephone redemption and exchange privileges.

Shareholders may purchase shares through OppenheimerFunds AccountLink, which links a shareholder account to an account at a bank or financial institution and enables shareholders to send money electronically between those accounts to perform a number of types of account transactions. This includes the purchase of shares through the automated telephone system (PhoneLink). Exchanges can also be made by telephone, or automatically through PhoneLink. After AccountLink privileges have been established with a bank account, shares may be purchased by telephone in an amount up to $100,000. Shares of either Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share; however, shares of a particular class may be exchanged only for shares of the same class of other Oppenheimer funds. Shareholders of the funds may redeem their shares by written request or by telephone request in an amount up to $50,000 in any seven-day period. Shareholders may arrange to have share redemption proceeds wired to a pre-designated account at a U.S. bank or other financial institution that is an ACH member, through AccountLink. There is no dollar limit on telephone redemption proceeds sent to a bank account when AccountLink has been established. Shareholders may also redeem shares automatically by telephone by using PhoneLink. Shareholders of Disciplined Value Fund and LifeSpan Growth Fund may also have the Transfer Agent send redemption proceeds of $2,500 or more by
Federal Funds wire to a designated commercial bank which is a member of the Federal Reserve wire system. Shareholders of the funds have up to six months to reinvest redemption proceeds of their Class A shares which they purchase subject to a sales charge or their Class B shares on which they paid a contingent deferred sales charge, in Class A shares of the funds or other Oppenheimer funds without paying a sales charge. LifeSpan Growth Fund and Disciplined Value Fund may redeem accounts with less than 100 shares if the account has fallen below such stated amount for reasons other than market value fluctuations. Both funds offer Automatic Withdrawal and Automatic Exchange Plans under certain conditions.

RIGHTS OF SHAREHOLDERS

The shares of each such fund, including shares of each class, entitle the holder to one vote per share on the election of directors of the Company and all other matters submitted to shareholders of the fund. Each share of the fund represents an interest in the fund proportionately equal to the interest of each other share of the same class and entitle the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholders' meetings. Shareholders of each fund vote together with the shareholders of other series of the Company in the aggregate on certain matters at shareholders' meetings, such as the election of Directors and ratification of appointment of auditors. Shareholders of a particular series or class vote separately on proposals which affect that series or class, and shareholders of a series or class which is not affected by that matter are not entitled to vote on the proposal. For example, only shareholders of a series vote exclusively on any material amendment to the investment advisory agreement with respect to the series. Only shareholders of a class of a series vote on certain amendments to the Distribution and/or Service Plans if the amendments affect only that class. The Board of the Company is authorized to create new series and classes of series. The Board may reclassify unissued shares of both funds into additional series or classes of shares. The Board may also divide or combine the shares of a class into a greater or lesser number of shares without thereby changing the proportionate beneficial interest of a shareholder in each fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy. Each share has one vote at shareholder meetings, with fractional shares voting proportionately. Shares of a particular class vote together on matters that affect that class. Most amendments to the Articles of Incorporation governing the Company require the approval of a "majority" of the outstanding voting securities (as defined in the Investment Company Act) of the Company's shares without regard to series or class.

Class A, Class B and Class C shares of LifeSpan Growth Fund and the Class A, Class B and Class C shares of Disciplined Value Fund which LifeSpan Growth Fund shareholders will receive in the Reorganization and Class Y shares of Disciplined Value Fund, participate equally in the funds' dividends and distributions and in the funds' net assets upon liquidation, after taking into account the different expenses paid by each class. Distributions and dividends for each class will be different and Class B and Class C dividends and distributions will be lower than Class A and Class Y dividends.

It is not contemplated that the Company will hold regular annual meetings of shareholders. Under the Investment Company Act, shareholders of LifeSpan Growth Fund do not have rights of appraisal as a result of the transactions contemplated by the Reorganization Agreement. However, they have the right at any time prior to the consummation of such transaction to redeem their shares at net asset value, less any applicable contingent deferred sales charge. Shareholders of both of the funds have the right, under certain circumstances, to remove a Director and will be assisted in communicating with other shareholders for such purpose.

Each Fund is a series of the Company, which is a corporation organized under the laws of the state of Maryland. As a general matter, shareholders of a corporation will not be liable to the corporation or its creditors with respect to their interests in the corporation as long as their shares have been paid for and the requisite corporate formalities have been observed, both in the organization of the corporation and in the conduct of its business.

ORGANIZATION AND HISTORY

Disciplined Value Fund and LifeSpan Growth Fund are diversified series of Oppenheimer Series Fund, Inc. which was organized in 1981 as a Maryland corporation and is an open-end management investment company. Organized as a series fund, Oppenheimer Series Fund, Inc. presently has five series, including the Disciplined Value Fund and LifeSpan Growth Fund. The Company is governed by a Board of Directors.

MANAGEMENT AND DISTRIBUTION ARRANGEMENTS

The Manager, located at Two World Trade Center, New York, New York 10048-0203, acts as the investment adviser for LifeSpan Growth Fund and also acts as the investment adviser to Disciplined Value Fund. The terms and conditions of the investment advisory agreement for each fund are substantially the same. The monthly management fee payable to the Manager by each fund is set forth under "Synopsis Investment Advisory and Distribution and Service Plan Fees" along with the fees paid by the Manger to the Sub-Advisers for LifeSpan Growth Fund. The 12b-1 Distribution and Service Plan fees paid by fund with respect to Class A, Class B and Class C shares are set forth above under "Synopsis - Investment Advisory and Distribution and Service Plan Fees." No Distribution and Service Plan fees are paid by Disciplined Value Fund with respect to Class Y shares.

Pursuant to each investment advisory agreement, the Manager supervises the investment operations of the funds and the composition of their portfolios, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. Both investment advisory agreements require the Manager to provide LifeSpan Growth Fund and Disciplined Value Fund with adequate office space, facilities and equipment and to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the funds, including the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of each fund.

The Manager has engaged three Subadvisers to provide day-to-day portfolio management for certain components of the LifeSpan Growth Fund. Babson-Stewart, One Memorial Drive, Cambridge, MA 02142, the Subadviser to the international component, was established in 1987. The general partners of Babson-Stewart are David L. Babson & Co., which is an indirect subsidiary of Massachusetts Mutual Life Insurance Company, and Stewart Ivory & Co., Ltd.

BEA Associates, One Citicorp Center, 153 East 53rd Street, 57th Floor, New York, NY 10022, the Subadviser to the high yield/high risk bond component, has been providing fixed-income and equity management services to institutional clients since 1984. BEA is a partnership between Credit Suisse Capital Corporation and CS Advisors Corp.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), 1255 Drummers Lane, Wayne, PA 19087, the Subadviser to the small cap component, was established in 1982 to provide specialized equity management for institutional investors including other investment companies. Pilgrim Baxter is a wholly-owned subsidiary of United Asset Management Corporation. Each Subadviser is responsible for choosing the investments of its respective component for each Fund and its duties and responsibilities are set forth in its respective contract with the Manager. The Manager, not the Fund, pays the Subadvisers.

Expenses not expressly assumed by the Manager under each fund's advisory agreement or by OppenheimerFunds Distributor, Inc., the funds' distributor (the "Distributor"), under the General Distributor's Agreement are paid by the funds. The advisory agreements list examples of expenses paid by the funds, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fee paid by LifeSpan Growth Fund for the fiscal year ended October 31, 1997 was $457,316. For the fiscal year ended October 31, 1997, the management fee paid by Disciplined Value Fund was $1,850,924. The funds' investment advisory agreements contain no expense limitation.

The Manager is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of the Manager and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies. The Manager has operated as an investment company adviser since 1959. The Manager and its affiliates currently advise investment companies with combined net assets aggregating over $75 billion as of December 31, 1997, with more than 3.5 million shareholder accounts. OppenheimerFunds Services, a division of the Manager, acts as transfer and shareholder servicing agent on an at-cost basis for LifeSpan Growth Fund and Disciplined Value Fund and for certain other open-end funds managed by the Manager and its affiliates.

The Distributor, under a General Distributor's Agreement for each of the funds, acts as the principal underwriter in the continuous public offering of Class A, Class B and Class C shares of each fund and Class Y shares of Disciplined Value Fund. During LifeSpan Growth Fund's fiscal year ended October 31, 1997, the aggregate sales charges on sales of LifeSpan Growth Fund's Class A shares were $137,511, of which the Distributor and an affiliated broker-dealer retained in the aggregate $111,486. During LifeSpan Growth Fund's fiscal year ended October 31, 1997, the contingent deferred sales charges collected on LifeSpan Growth Fund's Class B and Class C shares totaled $2,500 and $0, respectively, all of which the Distributor retained. For the fiscal year ended October 31, 1997, the aggregate amount of sales charges on sales of Disciplined Value Fund's Class A shares was $885,737, of which $558,864 was retained by the Distributor and an affiliated broker-dealer. Contingent deferred sales charges collected by the Distributor on the redemption of Class B and Class C shares for the fiscal year ended October 31, 1997 totaled $31,154 and $0, respectively, all of which was retained by the Distributor. For additional information about distribution of the funds' shares and the payments made by the funds to the Distributor in connection with such activities, please refer to "Distribution and Service Plans," in each fund's Statement of Addition Information.

PURCHASE OF ADDITIONAL SHARES

Class A shares of LifeSpan Growth Fund and Class A shares of Disciplined Value Fund may be purchased with an initial sales charge of 5.75% for purchases of less than $25,000. The sales charge of 5.75% is reduced for purchases of either fund's Class A shares of $25,000 or more. For purchases of $1 million or more ($500,000 or more for purchases by "Retirement Plans", as defined in each fund's prospectus) if those shares are redeemed within 12 calendar months (18 months for shares purchased prior to May 1, 1997) of the end of the calendar month of their purchase, a contingent sales charge may be deducted from the redemption proceeds. Class B shares of LifeSpan Growth Fund and Disciplined Value Fund are sold at net asset value without an initial sales charge, however, if Class B shares of either fund are redeemed within six years of the end of the calendar month of their purchase, a contingent deferred sales charge may be deducted of up to 5%, depending upon how long such shares had been held. Class C shares of either fund may be purchased without an initial sales charge, but if sold within 12 months of buying them, a contingent deferred sales charge of 1% may be deducted. Class Y shares are sold without a sales charge and are only available to certain qualified institutional purchasers.

The initial sales charge and contingent deferred sales charge on Class A shares, Class B and Class C shares of Disciplined Value Fund will only affect shareholders of LifeSpan Growth Fund to the extent that they desire to make additional purchases of shares of Disciplined Value Fund in addition to the shares which they will receive as a result of the Reorganization. The Class A, Class B and Class C shares to be issued under the Reorganization Agreement will be issued by Disciplined Value Fund at net asset value. Future dividends and capital gain distributions of Disciplined Value Fund, if any, may be reinvested without sales charge. The contingent deferred sales charge for each class of shares for both funds is the same. If Class A, Class B or Class C shares of LifeSpan Growth Fund are currently subject to a contingent deferred sales change, the Disciplined Value Fund shares issued in the Reorganization will continue to be subject to the same contingent deferred sales charge. Any LifeSpan Growth Fund shareholder who is entitled to a reduced sales charge on additional purchases by reason of a Letter of Intent or Right of Accumulation based upon holdings of shares of LifeSpan Growth Fund will continue to be entitled to a reduced sales charge on any future purchase of shares of Disciplined Value Fund.

DIVIDENDS AND DISTRIBUTIONS

LifeSpan Growth Fund declares dividends from net investment income and pays such dividends to shareholders annually. LifeSpan Growth Fund may also make distributions annually in December from any net short-term capital gains the Fund realizes in selling securities. Disciplined Value Fund declares and pays dividends and capital gains distributions, if any, annually. Dividends are paid separately for each class of shares and normally, the dividends on Class A and Class Y shares are generally expected to be higher than for Class B and Class C shares because the expenses allocable to Class B and Class C shares will generally be higher than for Class A and Class Y shares. There is no fixed dividend rate for either fund and there can be no assurance that either fund will pay any dividends or distributions.

                   METHOD OF CARRYING OUT THE REORGANIZATION

The consummation of the transactions contemplated by the Reorganization Agreement is contingent upon the receipt of an order from the Securities and Exchange Commission exempting the Funds from the provisions of Section 17(a) of the Investment Company Act, the approval of the Reorganization by the shareholders of LifeSpan Growth Fund and the receipt of the opinions and certificates set forth in Sections 10 and 11 of the Reorganization Agreement and the occurrence of the events described in those Sections. Under the Reorganization Agreement, all the assets of LifeSpan Growth Fund, excluding the Cash Reserve, will be delivered to Disciplined Value Fund in exchange for Class A, Class B and Class C shares of Disciplined Value Fund. The Cash Reserve to be retained by LifeSpan Growth Fund will be sufficient in the discretion of the Board for the payment of LifeSpan Growth Fund's liabilities, and

LifeSpan Growth Fund's expenses of liquidation.

Assuming the shareholders of LifeSpan Growth Fund approve the Reorganization, the actual exchange of assets is expected to take place on June 12, 1998, or as soon thereafter as is practicable (the "Closing Date") on the basis of net asset values as of the close of business on the business day preceding the Closing Date (the "Valuation Date"). Under the Reorganization Agreement, all redemptions of shares of LifeSpan Growth Fund shall be permanently suspended at the close of business on the Valuation Date; only redemption requests received in proper form on or prior to the close of business on that date shall be fulfilled by it; redemption requests received by LifeSpan Growth Fund after that date will be treated as requests for redemptions of Class A, Class B or Class C shares of Disciplined Value Fund to be distributed to the shareholders requesting redemption. The exchange of assets for shares will be done on the basis of the per share net asset value of the Class A, Class B and Class C shares of Disciplined Value Fund, and the value of the assets of LifeSpan Growth Fund to be transferred as of the close of business on the Valuation Date, valued in the manner used by Disciplined Value Fund in the valuation of assets. Disciplined Value Fund is not assuming any of the liabilities of LifeSpan Growth Fund, except for portfolio securities purchased which have not settled and outstanding shareholder redemption and dividend checks.

The net asset value of the shares transferred by Disciplined Value Fund to LifeSpan Growth Fund will be the same as the value of the assets received by Disciplined Value Fund. For example, if, on the Valuation Date, LifeSpan Growth Fund were to have securities with a market value of $95,000 and cash in the amount of $10,000 (of which $5,000 was to be retained by it as the Cash Reserve), the value of the assets which would be transferred to Disciplined Value Fund would be $100,000. If the net asset value per share of Disciplined Value Fund were $10 per share at the close of business on the Valuation Date, the number of shares to be issued would be 10,000 ($100,000 / $10). These 10,000 shares of Disciplined Value Fund would be distributed to the former shareholders of LifeSpan Growth Fund. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.

Following the Closing Date, LifeSpan Growth Fund will distribute on a pro rata basis to its shareholders of record on the Valuation Date the Class A, Class B and Class C shares of Disciplined Value Fund received by LifeSpan Growth Fund at the closing, in liquidation of the outstanding shares of LifeSpan Growth Fund, and the outstanding shares of LifeSpan Growth Fund will be canceled. To assist LifeSpan Growth Fund in this distribution, Disciplined Value Fund will, in accordance with a shareholder list supplied by LifeSpan Growth Fund, cause the transfer agent to credit and confirm an appropriate number of shares of Disciplined Value Fund to each shareholder of LifeSpan Growth Fund. Certificates for Class A shares of Disciplined Value Fund will be issued upon written request of a former shareholder of LifeSpan Growth Fund but only for whole shares with fractional shares credited to the name of the shareholder on the books of Disciplined Value Fund and only of shares represented by certificates are delivered for cancellation. Former Class A shareholders of LifeSpan Growth Fund who wish certificates representing their shares of Disciplined Value Fund must, after receipt of their confirmations, make a written request to OppenheimerFunds Services, P.O. Box 5270, Denver, Colorado 80217. Shareholders of LifeSpan Growth Fund holding certificates representing their shares will not be required to surrender their certificates to anyone in connection with the Reorganization. After the Reorganization, however, it will be necessary for such shareholders to surrender such certificates in order to redeem, transfer, pledge or exchange any shares of Disciplined Value Fund.

Under the Reorganization Agreement, within one year after the Closing Date, LifeSpan Growth Fund shall: (a) either pay or make provision for all of its debts and taxes; and (b) either (i) transfer any remaining amount of the Cash Reserve to Disciplined Value Fund, if such remaining amount is not material (as defined below) or (ii) distribute such remaining amount to the shareholders of LifeSpan Growth Fund who were such on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed, after deducting the estimated expenses of the distribution, equals or exceeds one cent per share of the number of LifeSpan Growth Fund shares outstanding on the Valuation Date. Within one year after the Closing Date, LifeSpan Growth Fund will complete its liquidation.

The obligations of either LifeSpan Growth Fund or Disciplined Value Fund under the Agreement shall be subject to obtaining the necessary relief from the Securities and Exchange Commission and to the right of either Fund to abandon and terminate the Reorganization Agreement for any reason and without liability, provided, however, that if a Fund should terminate the Agreement without reasonable cause, the terminating Fund shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the Agreement.

In the event that the Reorganization Agreement is not consummated for any reason, the Board will consider and may submit to the shareholders other alternatives.

                            ADDITIONAL INFORMATION

FINANCIAL INFORMATION

The Reorganization will be accounted for by the surviving fund in its financial statements similar to a pooling without restatement. Further financial information as to LifeSpan Growth Fund is contained in its current Prospectus, which is available without charge from OppenheimerFunds Services, the Transfer Agent, P.O. Box 5270, Denver, Colorado 80217, and is incorporated herein by reference, and in its Annual Report as of October 31, 1997, which is included in its Statement of Additional Information. Financial information for Disciplined Value Fund is contained in its current Prospectus accompanying this Proxy Statement and Prospectus and incorporated herein by reference, and in its Annual Report as of October 31, 1997, which is included in its Statement of Additional Information.

PUBLIC INFORMATION

Additional information about LifeSpan Growth Fund and Disciplined Value Fund is available, as applicable, in the following documents which are incorporated herein by reference: (i) Disciplined Value Fund's Prospectus dated February 19, 1998 accompanying this Proxy Statement and incorporated herein; (ii) LifeSpan Growth Fund's Prospectus dated February 19, 1998, as supplemented on February 24, 1998, which may be obtained without charge by writing to OppenheimerFunds Services, P.O. Box 5270, Denver, Colorado 80217; (iii) Disciplined Value Fund's Annual Report as of October 31, 1997, which may be obtained without charge by writing to OppenheimerFunds Services at the address indicated above; and (iv) LifeSpan Growth Fund's Annual Report as of October 31, 1997, which may be obtained without charge by writing to OppenheimerFunds Services at the address indicated above. All of the foregoing documents may be obtained by calling the toll-free number on the cover of this Proxy Statement and Prospectus.

Additional information about the following matters is contained in the Statement of Additional Information relating to this Reorganization, which incorporates by reference the Disciplined Value Fund Statement of Additional Information dated February 19, 1998 and LifeSpan Growth Fund's Prospectus and Statement of Additional Information, each dated February 19, 1998, as supplemented on February 24, 1998; the organization and operation of Disciplined Value Fund and LifeSpan Growth Fund; more information on investment policies, practices and risks; information about the Company's Board and its responsibilities; a further description of the services provided by Disciplined Value Fund's and LifeSpan Growth Fund's investment advisor, distributor, and transfer and shareholder servicing agent; dividend policies; tax matters; an explanation of the method of determining the offering price of the shares and/or contingent deferred sales charges, as applicable of Class A, Class B and Class C shares of Disciplined Value Fund and LifeSpan Growth Fund; purchase, redemption and exchange programs; the different expenses paid by each class of shares; and distribution arrangements.

The Company on behalf of Disciplined Value Fund and LifeSpan Growth Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the SEC. Proxy material, reports and other information about LifeSpan Growth Fund and Disciplined Value Fund which are of public record can be inspected and copied at public reference facilities maintained by the SEC in Washington, D.C. and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549.

                                OTHER BUSINESS

Management of LifeSpan Growth Fund knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.


By Order of the Board of Directors



Andrew J. Donohue, Secretary


April 6, 1998                                                              335

                                                                  EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION


      AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of _________, 1998 by and between Oppenheimer Series Funds, Inc., a Maryland corporation (the "Company") on behalf of its series, Oppenheimer Disciplined Value Fund ("Disciplined Value Fund") and Oppenheimer LifeSpan Growth Fund ("LifeSpan Growth Fund"), a Maryland Corporation.

                             W I T N E S S E T H:

     WHEREAS, the parties are each a series of an open-end investment company of the management type; and

      WHEREAS, the parties hereto desire to provide for the reorganization pursuant to Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), of LifeSpan Growth Fund through the acquisition by Disciplined Value Fund of substantially all of the assets of LifeSpan Growth Fund in exchange for the voting shares of beneficial interest ("shares") of Class A, Class B and Class C shares of Disciplined Value Fund and the assumption by Disciplined Value Fund of certain liabilities of LifeSpan Growth Fund, which Class A, Class B and Class C shares of Disciplined Value Fund are to be distributed by LifeSpan Growth Fund pro rata to its shareholders in complete liquidation of LifeSpan Growth Fund and complete cancellation of its shares;

      NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

      1. The parties hereto hereby adopt this Agreement and Plan of Reorganization (the "Agreement") pursuant to Section 368(a)(1) of the Code as follows: The reorganization will be comprised of the acquisition by Disciplined Value Fund of substantially all of the properties and assets of LifeSpan Growth Fund in exchange for Class A, Class B and Class C shares of Disciplined Value Fund and the assumption by Disciplined Value Fund of certain liabilities of LifeSpan Growth Fund, followed by the distribution of such Class A, Class B and Class C shares of Disciplined Value Fund shares to the Class A, Class B and Class C shareholders of LifeSpan Growth Fund in exchange for their Class A, Class B and Class C shares of LifeSpan Growth Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

            The share transfer books of LifeSpan Growth Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined) and only redemption requests received in proper form on or prior to the close of business on the Valuation

Date shall be fulfilled by LifeSpan Growth Fund; redemption requests received by LifeSpan Growth Fund after that date shall be treated as requests for the redemption of the shares of Disciplined Value Fund to be distributed to the shareholder in question as provided in Section 5.

      2. On the Closing Date (as hereinafter defined), all of the assets of LifeSpan Growth Fund on that date, excluding a cash reserve (the "Cash Reserve") to be retained by LifeSpan Growth Fund sufficient in its discretion for the payment of the expenses of LifeSpan Growth Fund's dissolution and its liabilities, but not in excess of the amount contemplated by Section 10E, shall be delivered as provided in Section 8 to Disciplined Value Fund, in exchange for and against delivery to LifeSpan Growth Fund on the Closing Date of a number of Class A, Class B and Class C shares of Disciplined Value Fund, having an aggregate net asset value equal to the value of the assets of LifeSpan Growth Fund so transferred and delivered.

      3. The net asset value of Class A, Class B and Class C shares of Disciplined Value Fund and the value of the assets of LifeSpan Growth Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the Class A, Class B and Class C shares of Disciplined Value Fund and the Class A, Class B and Class C shares of LifeSpan Growth Fund shall be done in the manner used by Disciplined Value Fund and LifeSpan Growth Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by Disciplined Value Fund in such computation shall be applied to the valuation of the assets of LifeSpan Growth Fund to be transferred to Disciplined Value Fund.

            LifeSpan Growth Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to LifeSpan Growth Fund's shareholders all of LifeSpan Growth Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

      4. The closing (the "Closing") shall be at the offices of OppenheimerFunds, Inc. (the "Agent"), Two World Trade Center, 34th Floor, New York, New York 10048, at 4:00 P.M. New York time on June 12, 1998 or at such other time or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is hereinafter referred to as the "Valuation Date."

            In the event that on the Valuation Date either party has, pursuant to the Investment Company Act of 1940, as amended (the "Act"), or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to the Agreement shall be permitted to terminate the Agreement without liability to either party for such termination.

      5. In conjunction with the closing, LifeSpan Growth Fund shall distribute on a pro rata basis to the shareholders of LifeSpan Growth Fund on the Valuation Date the Class A, Class B and Class C shares of Disciplined Value Fund received by LifeSpan Growth Fund on the Closing Date in exchange for the assets of LifeSpan Growth Fund in complete liquidation of LifeSpan Growth Fund; for the purpose of the distribution by LifeSpan Growth Fund of Class A, Class B and Class C shares of Disciplined Value Fund to its shareholders, Disciplined Value Fund will promptly cause its transfer agent to: (a) credit an appropriate number of Class A, Class B and Class C shares of Disciplined Value Fund on the books of Disciplined Value Fund to each Class A, Class B and Class C shareholder, respectively of LifeSpan Growth Fund in accordance with a list (the "Shareholder List") of its shareholders received from LifeSpan Growth Fund; and (b) confirm an appropriate number of Class A, Class B and Class C shares of Disciplined Value Fund to each shareholder of LifeSpan Growth Fund; certificates for Class A, Class B and Class C shares of Disciplined Value Fund will be issued upon written request of a former shareholder of LifeSpan Growth Fund but only for whole shares, with fractional shares credited to the name of the shareholder on the books of Disciplined Value Fund.

            The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of LifeSpan Growth Fund, indicating his or her share balance. LifeSpan Growth Fund agrees to supply the Shareholder List to Disciplined Value Fund not later than the Closing Date. Shareholders of LifeSpan Growth Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization. After the Closing Date, however, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of Disciplined Value Fund which they received.

      6. Within one year after the Closing Date, LifeSpan Growth Fund shall (a) either pay or make provision for payment of all of its liabilities and taxes, and (b) either (i) transfer any remaining amount of the Cash Reserve to Disciplined Value Fund, if such remaining amount (as reduced by the estimated cost of distributing it to shareholders) is not material (as defined below) or (ii) distribute such remaining amount to the shareholders of LifeSpan Growth Fund on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed, after deduction of the estimated expenses of the distribution, equals or exceeds one cent per share of LifeSpan Growth Fund outstanding on the Valuation Date.

      7. Prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, Disciplined Value Fund will be in compliance with all of its investment policies and restrictions. Promptly after the Closing, LifeSpan Growth Fund shall deliver to Disciplined Value Fund two copies of a list setting forth the securities then owned by LifeSpan Growth Fund. Promptly after the Closing, LifeSpan Growth Fund shall provide Disciplined Value Fund a list setting forth the respective federal income tax bases thereof.

      8. Portfolio securities or written evidence acceptable to Disciplined Value Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by LifeSpan Growth Fund pursuant to Rule 17f-4 and Rule 17f-5 under the Act shall be endorsed and delivered, or transferred by appropriate transfer or assignment documents, by LifeSpan Growth Fund on the Closing Date to Disciplined Value Fund, or at its direction, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any. The cash delivered shall be in the form of certified or bank cashiers' checks or by bank wire or intra-bank transfer payable to the order of Disciplined Value Fund for the account of Disciplined Value Fund. Shares of Disciplined Value Fund representing the number of shares of Disciplined Value Fund being delivered against the assets of LifeSpan Growth Fund, registered in the name of LifeSpan Growth Fund, shall be transferred to LifeSpan Growth Fund on the Closing Date. Such shares shall thereupon be assigned by LifeSpan Growth Fund to its shareholders so that the shares of Disciplined Value Fund may be distributed as provided in Section 5.

            If, at the Closing Date, LifeSpan Growth Fund is unable in the ordinary course of business to make delivery under this Section 8 to Disciplined Value Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by LifeSpan Growth Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or LifeSpan Growth Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and LifeSpan Growth Fund will deliver to Disciplined Value Fund by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Disciplined Value Fund, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by Disciplined Value Fund.

      9.  Disciplined  Value Fund shall not assume the  liabilities  (except for portfolio securities purchased which have not settled and for shareholder redemption and dividend checks outstanding) of LifeSpan Growth Fund, but LifeSpan Growth Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The cost of printing and mailing the proxies and proxy statements will be borne by LifeSpan Growth Fund. LifeSpan Growth Fund and Disciplined Value Fund will bear the cost of their respective tax opinion. Any documents such as existing prospectuses or annual reports that are included in that mailing will be a cost of the fund issuing the document. Any other out-of-pocket expenses of Disciplined Value Fund and LifeSpan Growth Fund associated with this reorganization, including legal, accounting and transfer agent expenses, will be borne by LifeSpan Growth Fund and Disciplined Value Fund, respectively, in the amounts so incurred by each.

      10. The obligations of Disciplined Value Fund hereunder shall be subject to the following conditions:

            A. The Board of Directors of the Company shall have authorized the execution of the Agreement, and the shareholders of LifeSpan Growth Fund shall have approved the Agreement and the transactions contemplated thereby, and LifeSpan Growth Fund shall have furnished to Disciplined Value Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Company; such shareholder approval shall have been by the affirmative vote of "a majority of the outstanding voting securities" (as defined in the Act) of LifeSpan Growth Fund at a meeting for which proxies have been solicited by the Proxy Statement and Prospectus (as hereinafter defined).

            B. Disciplined Value Fund shall have received an opinion of counsel to LifeSpan Growth Fund dated the Closing Date, to the effect that (i) LifeSpan Growth Fund is a series of the Company which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with full powers to carry on its business as then being conducted and to enter into and perform the Agreement (Maryland counsel may be relied upon for this opinion); and (ii) that all action necessary to make the Agreement, according to its terms, valid, binding and enforceable on LifeSpan Growth Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by LifeSpan Growth Fund.

            C. The representations and warranties of LifeSpan Growth Fund contained herein shall be true and correct at and as of the Closing Date, and Disciplined Value Fund shall have been furnished with a certificate of the President, or a Vice President, or the Secretary or the Assistant Secretary or the Treasurer of the Company, dated the Closing Date, to that effect.

            D. On the Closing Date, LifeSpan Growth Fund shall have furnished to Disciplined Value Fund a certificate of the Treasurer or Assistant Treasurer of the Company as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to LifeSpan Growth Fund as of the Closing Date.

            E. The Cash Reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of LifeSpan Growth Fund at the close of business on the Valuation Date.

            F. A Registration Statement on Form N-14 filed by the Company under the Securities Act of 1933, as amended (the "1933 Act"), containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act not later than July 15, 1998.

            G. On the Closing Date, Disciplined Value Fund shall have received a letter from Andrew J. Donohue or other senior executive officer of OppenheimerFunds, Inc. acceptable to Disciplined Value Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material actual or contingent liabilities of LifeSpan Growth Fund arising out of litigation brought against LifeSpan Growth Fund or claims asserted against it, or pending or to the best of his or her knowledge threatened claims or litigation not reflected in or apparent from the most recent audited financial statements and footnotes thereto of LifeSpan Growth Fund delivered to Disciplined Value Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

            H. Disciplined Value Fund shall have received an opinion, dated the Closing Date, of KPMG Peat Marwick LLP, to the same effect as the opinion contemplated by Section 11.E. of this Agreement.

            I. Disciplined Value Fund shall have received at the closing all of the assets of LifeSpan Growth Fund to be conveyed hereunder, which assets shall be free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever.

      11. The obligations of LifeSpan Growth Fund hereunder shall be subject to the following conditions:

            A. The Board of Directors of the Company shall have authorized the execution of the Agreement, and the transactions contemplated thereby, and Disciplined Value Fund shall have furnished to LifeSpan Growth Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Company.

            B. LifeSpan Growth Fund's shareholders shall have approved the Agreement and the transactions contemplated hereby, by an affirmative vote of "a majority of the outstanding voting securities" (as defined in the Act) of LifeSpan Growth Fund, and LifeSpan Growth Fund shall have furnished Disciplined Value Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Company.

            C. LifeSpan Growth Fund shall have received an opinion dated the Closing Date of counsel to Disciplined Value Fund, to the effect that (i) Disciplined Value Fund is a series of the Company and is duly organized, validly existing and in good standing under the laws of the State of Maryland with full powers to carry on its business as then being conducted and to enter into and perform the Agreement (Maryland counsel may be relied upon for this opinion);
(ii) all action necessary to make the Agreement, according to its terms, valid, binding and enforceable upon Disciplined Value Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Disciplined Value Fund, and (iii) the shares of Disciplined Value Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

            D. The representations and warranties of Disciplined Value Fund contained herein shall be true and correct at and as of the Closing Date, and LifeSpan Growth Fund shall have been furnished with a certificate of the President, a Vice President or the Secretary or an Assistant Secretary or the Treasurer of the Company to that effect dated the Closing Date.

            E. LifeSpan Growth Fund shall have received an opinion of KPMG Peat Marwick LLP to the effect that the Federal tax consequences of the transaction, if carried out in the manner outlined in this Plan of Reorganization and in accordance with (i) LifeSpan Growth Fund's representation that there is no plan or intention by any Fund shareholder who owns 5% or more of LifeSpan Growth Fund's outstanding shares, and, to LifeSpan Growth Fund's best knowledge, there is no plan or intention on the part of the remaining Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of Disciplined Value Fund shares received in the transaction that would reduce LifeSpan Growth Fund shareholders' ownership of Disciplined Value Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding Fund shares as of the same date, and (ii) the representation by each of LifeSpan Growth Fund and Disciplined Value Fund that, as of the Closing Date, LifeSpan Growth Fund and Disciplined Value Fund will meet the diversification test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

                  1. The transactions contemplated by the Agreement will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

                  2. LifeSpan Growth Fund and Disciplined Value Fund will each qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

                  3. No gain or loss will be recognized by the shareholders of LifeSpan Growth Fund upon the distribution of shares of beneficial interest in Disciplined Value Fund to the shareholders of LifeSpan Growth Fund pursuant to
Section 354 of the Code.

                  4. Under Section 361(a) of the Code no gain or loss will be recognized by LifeSpan Growth Fund by reason of the transfer of substantially all its assets in exchange for shares of Disciplined Value Fund.

                  5. Under Section 1032 of the Code no gain or loss will be recognized by Disciplined Value Fund by reason of the transfer of substantially all LifeSpan Growth Fund's assets in exchange for Class A, Class B and Class C shares of Disciplined Value Fund and Disciplined Value Fund's assumption of certain liabilities of LifeSpan Growth Fund.

                  6. The shareholders of LifeSpan Growth Fund will have the same tax basis and holding period for the Class A, Class B or Class C shares of beneficial interest in Disciplined Value Fund that they receive as they had for LifeSpan Growth Fund shares that they previously held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.

                  7. The securities transferred by LifeSpan Growth Fund to Disciplined Value Fund will have the same tax basis and holding period in the hands of Disciplined Value Fund as they had for LifeSpan Growth Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

            F. The Cash Reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of LifeSpan Growth Fund at the close of business on the Valuation Date.

            G. A Registration Statement on Form N-14 filed by the Company under the 1933 Act, containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act not later than July 15, 1998.

            H. On the Closing Date, LifeSpan Growth Fund shall have received a letter from Andrew J. Donohue or other senior executive officer of OppenheimerFunds, Inc. acceptable to LifeSpan Growth Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material actual or contingent liabilities of Disciplined Value Fund arising out of litigation brought against Disciplined Value Fund or claims asserted against it, or pending or, to the best of his or her knowledge, threatened claims or litigation not reflected in or apparent by the most recent audited financial statements and footnotes thereto of Disciplined Value Fund delivered to LifeSpan Growth Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

            I. LifeSpan Growth Fund shall acknowledge receipt of the shares of Disciplined Value Fund.

      12. The Company on behalf of LifeSpan Growth Fund hereby represents and warrants that:

            A. The financial statements of LifeSpan Growth Fund as at October 31, 1997 (audited) heretofore furnished to Disciplined Value Fund, present fairly the financial position, results of operations, and changes in net assets of LifeSpan Growth Fund as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from October 31, 1997 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of LifeSpan Growth Fund, it being agreed that a decrease in the size of LifeSpan Growth Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

            B. Contingent upon approval of the Agreement and the transactions contemplated thereby by LifeSpan Growth Fund's shareholders, LifeSpan Growth Fund has authority to transfer all of the assets of LifeSpan Growth Fund to be conveyed hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

            C. The Prospectus, as amended and supplemented, contained in LifeSpan Growth Fund's Registration Statement under the 1933 Act, as amended, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

            D. There is no material contingent liability of LifeSpan Growth Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of LifeSpan Growth Fund, threatened against LifeSpan Growth Fund, not reflected in such Prospectus;

            E. Except for this Agreement, there are no material contracts outstanding to which LifeSpan Growth Fund is a party other than those ordinary in the conduct of its business;

            F. LifeSpan Growth Fund is a series of the Company which is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; and has all necessary and material Federal and state authorizations to own all of its assets and to carry on its business as now being conducted; and the Company is duly registered under the Act and such registration has not been rescinded or revoked and is in full force and effect;

            G. All Federal and other tax returns and reports of LifeSpan Growth Fund required by law to be filed have been filed, and all Federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of LifeSpan Growth Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of LifeSpan Growth Fund ended October 31, 1997 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due; and

            H. LifeSpan Growth Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, LifeSpan Growth Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and LifeSpan Growth Fund intends to meet such requirements with respect to its current taxable year.

      13. The Company on behalf of Disciplined Value Fund hereby represents and warrants that:

            A. The financial statements of Disciplined Value Fund as at October 31, 1997 (audited) heretofore furnished to LifeSpan Growth Fund, present fairly the financial position, results of operations, and changes in net assets of Disciplined Value Fund, as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from October 31, 1997 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of Disciplined Value Fund, it being understood that a decrease in the size of Disciplined Value Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

            B. The Prospectus, as amended and supplemented, contained in the Company's Registration Statement under the 1933 Act, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

            C. Except for this Agreement, there is no material contingent liability of Disciplined Value Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Disciplined Value Fund, threatened against Disciplined Value Fund, not reflected in such Prospectus;

            D. There are no material contracts outstanding to which Disciplined Value Fund is a party other than those ordinary in the conduct of its business;

            E. Disciplined Value Fund is a series of the Company which is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; has all necessary and material Federal and state authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of Disciplined Value Fund which it issues to LifeSpan Growth Fund pursuant to the Agreement will be duly authorized, validly issued, fully-paid and non-assessable; and will conform to the description thereof contained in Disciplined Value Fund's Registration Statement, will be duly registered under the 1933 Act and in the states where registration is required; and Disciplined Value Fund is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

            F. All Federal  and other tax  returns  and  reports of  Disciplined
Value Fund required by law to be filed have been filed, and all Federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of Disciplined Value Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Disciplined Value Fund ended October 31, 1997 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

            G. Disciplined Value Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, Disciplined Value Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and Disciplined Value Fund intends to meet such requirements with respect to its current taxable year;

            H. Disciplined Value Fund has no plan or intention (i) to dispose of any of the assets transferred by LifeSpan Growth Fund, other than in the ordinary course of business, or (ii) to redeem or reacquire any of the shares issued by it in the reorganization other than pursuant to valid requests of shareholders; and

            I. After consummation of the transactions contemplated by the Agreement, Disciplined Value Fund intends to operate its business in a substantially unchanged manner.

      14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to the Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles applied on a basis consistent with the preceding year. Each party also represents and warrants to the other that the Agreement is valid, binding and enforceable in accordance with its terms and that the execution, delivery and performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. Disciplined Value Fund hereby represents to and covenants with LifeSpan Growth Fund that, if the reorganization becomes effective, Disciplined Value Fund will treat each shareholder of LifeSpan Growth Fund who received any of Disciplined Value Fund's shares as a result of the reorganization as having made the minimum initial purchase of shares of Disciplined Value Fund received by such shareholder for the purpose of making additional investments in shares of Disciplined Value Fund, regardless of the value of the shares of Disciplined Value Fund received.

      15. Disciplined Value Fund agrees that it will prepare and file a Registration Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the 1933 Act. The final form of such proxy statement and prospectus is referred to in the Agreement as the "Proxy Statement and Prospectus." Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this connection. Oppenheimer LifeSpan Growth Fund covenants and agrees to, as soon as practicable and, upon closing, to cause the cancellation of its outstanding shares.

      16. The obligations of the parties, their respective directors, officers, agents or others acting on their behalf under the Agreement shall be subject to obtaining an exemptive order from the Securities and Exchange Commission under
Section 17(a) of the Act and to the right of either party to abandon and terminate the Agreement for any reason and there shall be no liability for damages or other recourse available to a party not so terminating this Agreement, provided, however, that in the event that a party shall terminate this Agreement without reasonable cause, the party so terminating shall, upon demand, reimburse the party not so terminating for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      17. The Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to the Agreement shall not be assignable.

      18. All prior or contemporaneous agreements and representations are merged into the Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

      IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                         OPPENHEIMER SERIES FUND, INC.,
                                    on behalf of,
                       OPPENHEIMER DISCIPLINED VALUE FUND




                         By:___________________________
                            Andrew J. Donohue, Secretary



                          OPPENHEIMER SERIES FUND, INC.
                                  on behalf of
                        OPPENHEIMER LIFESPAN GROWTH FUND




                       By:________________________________
                          Andrew J. Donohue, Secretary

                                                            Exhibit B


                         Average Annual Total Returns
                        for the Periods Ended 10/31/97


                                           1-YEAR   3-YEAR   5-YEAR  10-YEAR


Disciplined Value Fund Class A Shares(1)   20.27%   21.11%   18.70%  17.06%
LifeSpan Growth Fund Class A Shares(1)      6.46%

Disciplined Value Fund Class B Shares(2)   21.61%
LifeSpan Growth Fund Class B Shares(2)      7.07%

Disciplined Value Fund Class C Shares(3)   25.64%
LifeSpan Growth Fund Class C Shares(3)     11.05%

Disciplined Value Fund Class Y Shares(4)   23.62%

Total Returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. An explanation of the different performance calculations is in each fund's Prospectus.

(1) Class A returns include the current maximum initial sales charge of 5.75%. Disciplined Value Fund's maximum sales charge rate for Class A shares was higher during a portion of some of the periods shown, so that actual results would have been lower.

(2) Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

(3) Class C returns reflect the 1% contingent deferred sales charge for the 1-year result. Class C shares are subject to an annual 0.75% asset-based sales charge.

(4) The Class Y return shown is a cumulative total return from the inception of the class on December 16, 1996.

                         OPPENHEIMER SERIES FUND, INC.
              TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048-0203

                                 1-800-525-7048

                       STATEMENT OF ADDITIONAL INFORMATION

                                  APRIL 6, 1998
                       -----------------------------------


This Statement of Additional Information of Oppenheimer Series Fund, Inc. (the "Registrant") consists of this cover page and the following documents:

1.   Prospectus of Oppenheimer  Disciplined  Allocation  Fund dated February 19,
     1998*

2. Statement of Additional Information of Oppenheimer Disciplined Allocation Fund dated February 19, 1998*

3.   Prospectus of Oppenheimer LifeSpan Balanced Fund dated February 19, 1998*

4. Statement of Additional Information of Oppenheimer LifeSpan Balanced Fund dated February 19, 1998*

5. Annual Report of Oppenheimer Disciplined Allocation Fund as of October 31, 1997*

6. Annual Report of Oppenheimer LifeSpan Balanced Fund dates as of October 31, 1997*

7.   Pro  Forma   Financial   Statements,   including  Pro  Forma  Statement  of
     Investments:   Oppenheimer   LifeSpan   Balanced  Fund.  into   Oppenheimer
     Disciplined Allocation Fund*


This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Proxy Statement and Prospectus of the Registrant dated April 6, 1998, which may be obtained by written request to OppenheimerFunds Services, P.O. Box 5270, Denver, Colorado 80217, or by calling at the toll-free number shown above.


------------------
* Filed with Registrant's Registration Statement on Form N-14 (Reg. No. 333-47049) 2/27/98, and incorporated herein by reference.